                                                      Registration No. 033-42180
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 21


                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                          ----------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Financial Statements, and Part II.

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on June 8, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after June 8, 2001


[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.

===============================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                               CAPTION IN PROSPECTUS

 1........................................Nationwide Life Insurance Company
                                          The Variable Account
 2........................................Nationwide Life Insurance Company
 3........................................Custodian of Assets
 4........................................Distribution of The Policies
 5........................................The Variable Account
 6........................................Not Applicable
 7........................................Not Applicable
 8........................................Not Applicable
 9........................................Legal Proceedings
10........................................Information About The Policies; How
                                          The Cash Value Varies; Right to
                                          Exchange for a Fixed Benefit Policy;
                                          Reinstatement; Other Policy
                                          Provisions
11........................................Investments of The Variable
                                          Account
12........................................The Variable Account
13........................................Policy Charges
                                          Reinstatement
14........................................Underwriting and Issuance -
                                          Premium Payments
                                          Minimum Requirements for
                                          Issuance of a Policy
15........................................Investments of the Variable
                                          Account; Premium Payments
16........................................Underwriting and Issuance -
                                          Allocation of Cash Value
17........................................Surrendering The Policy for Cash
18........................................Reinvestment
19........................................Not Applicable
20........................................Not Applicable
21........................................Policy Loans
22........................................Not Applicable
23........................................Not Applicable
24........................................Not Applicable
25........................................Nationwide Life Insurance Company
26........................................Not Applicable
27........................................Nationwide Life Insurance Company
28........................................Company Management
29........................................Company Management
30........................................Not Applicable
31........................................Not Applicable
32........................................Not Applicable
33........................................Not Applicable
34........................................Not Applicable
35........................................Nationwide Life Insurance Company
36........................................Not Applicable
37........................................Not Applicable
38........................................Distribution of The Policies

N-8B-2 ITEM                               CAPTION IN PROSPECTUS

39........................................Distribution of The Policies
40........................................Not Applicable
41(a).....................................Distribution of The Policies
42........................................Not Applicable
43........................................Not Applicable
44........................................How The Cash Value Varies
45........................................Not Applicable
46........................................How The Cash Value Varies
47........................................Not Applicable
48........................................Custodian of Assets
49........................................Not Applicable
50........................................Not Applicable
51........................................Summary of The Policies;
                                          Information About The Policies
52........................................Substitution of Securities
53........................................Taxation of The Company
54........................................Not Applicable
55........................................Not Applicable
56........................................Not Applicable
57........................................Not Applicable
58........................................Not Applicable
59........................................Financial Statements

                        SUPPLEMENT DATED JUNE 8, 2001 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1.       THE FOLLOWING IS ADDED TO PAGE 2 OF THE PROSPECTUS:

         In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These funds, as well as other underlying mutual funds, may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

2. THE LIST OF AVAILABLE UNDERLYING MUTUAL FUNDS LOCATED ON PAGE 1 OF YOUR PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING:

         NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

         - AMT Balanced Portfolio

3. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 6-8 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)

                                                        Management       Other       12b-1 Fees     Total Mutual
                                                           Fees        Expenses                     Fund Expenses
         Neuberger Berman AMT Balanced Portfolio          0.85%          0.14%          0.00%           0.99%

4. "APPENDX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGE 37 OF YOUR PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING:

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT BALANCED PORTFOLIO
     Investment Objective: Long-term capital growth and reasonable current income without undue risk to principal. The Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The investment adviser anticipates that the Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the investment adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward as low as 50% or upward as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies Issued by Nationwide Life Insurance Company through its Nationwide VLI
                               Separate Account-2

                   The date of this prospectus is May 1, 2001

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
-        American Century VP Balanced
-        American Century VP Income & Growth
-        American Century VP International
-        American Century VP Value

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
-        Small Company Growth Portfolio

DREYFUS
-        Dreyfus Investment Portfolios - European Equity Portfolio - Initial
         Shares
-        The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
-        Dreyfus Stock Index Fund, Inc. - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND
- Appreciation Portfolio - Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)
-        Growth & Income Portfolio* - Initial Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-        VIP Equity-Income Portfolio
-        VIP Growth Portfolio
-        VIP High Income Portfolio*
-        VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-        VIP II Asset Manager Portfolio
-        VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-        VIP III Growth Opportunities Portfolio

JANUS ASPEN SERIES
-        Capital Appreciation Portfolio: Service Shares
-        Global Technology Portfolio: Service International
-        Growth Portfolio: Service Shares

MORGAN STANLEY
  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
-        Emerging Markets Debt Portfolio
-        U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
-        Capital Appreciation Fund
-        Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap
         Index FunD
-        Gartmore NSAT Emerging Markets Fund
-        Gartmore NSAT Global Technology and Communications Fund
-        Gartmore NSAT International Growth Fund
-        Government Bond Fund
- MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector Bond Fund)
-        Money Market Fund
- Nationwide(R)Small Cap Growth Fund (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company)
-        Nationwide(R)Small Cap Value Fund (subadviser: The Dreyfus Corporation)
- Nationwide(R)Small Company Fund (subadviser: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)
-        Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R)Strategic
         Growth Fund)
-        Total Return Fund
-        Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-        AMT Growth Portfolio
-        AMT Guardian Portfolio
-        AMT Limited Maturity Bond Portfolio
-        AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNTS FUNDS
- Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund)
-        Oppenheimer Bond Fund/VA

-        Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)
-        Oppenheimer Global Securities Fund/VA
-        Oppenheimer Main Street Growth & Income Fund/VA
-        Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN ECK WORLDWIDE INSURANCE TRUST
-        Worldwide Bond Fund
-        Worldwide Emerging Markets Fund
-        Worldwide Hard Assets Fund

NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-        American Century VP Capital Appreciation

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
-        Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
         Portfolio)
-        International Equity Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
-        International Stock Fund II
-        Strong Discovery Fund II, Inc.

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

For general information or to obtain FREE copies of the:

- prospectus, annual report or semi-annual report for any underlying mutual fund; and
-        any required Nationwide forms,

call:

                  1-800-547-7548
             TDD  1-800-238-3035
or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:
                              www.bestofamerica.com

THIS POLICY:
-        IS NOT A BANK DEPOSIT
-        IS NOT FDIC INSURED
-        IS NOT INSURED OR ENDORSED BY A BANK OR ANY
         FEDERAL GOVERNMENT AGENCY
-        IS NOT AVAILABLE IN EVERY STATE
-        MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility with the amount and frequency of premium payments.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-2 or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BREAK POINT PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-2, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF POLICY EXPENSES....................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

SYNOPSIS OF THE POLICIES......................................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION..............................................

INVESTING IN THE POLICY.......................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES................................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES................................................
     Sales Load
     Tax Load
     Surrender Charges
     Reductions to Surrender Charges
     Monthly Cost of Insurance Charge
     Monthly Administrative Charge
     Increase Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH..............................
     Surrender (Redemption)
     Income Tax Withholding

VARIATION IN CASH VALUE.......................................
     Error in Age or Sex

POLICY PROVISIONS.............................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.......................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE...............................................

POLICY LOANS..................................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT....................................................

POLICY OWNER SERVICES.........................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.....................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS...............................................

GRACE PERIOD..................................................
     Reinstatement

TAX MATTERS...................................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS..........................................

STATE REGULATION..............................................

REPORTS TO POLICY OWNERS......................................

ADVERTISING...................................................

LEGAL PROCEEDINGS.............................................

EXPERTS.......................................................

REGISTRATION STATEMENT........................................

DISTRIBUTION OF THE POLICIES..................................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE...............................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: ILLUSTRATIONS OF SURRENDER CHARGES................

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER
 VALUES, AND DEATH BENEFITS...................................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a tax load from premium payments.

The sales load is guaranteed never to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium (see "Sales Load").

The tax load is approximately 3.5% of premiums for all states (see "Tax Expense Charge").

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 0.80% from the daily net assets of the variable account.

Nationwide deducts an administrative expense charge of $12.50 per month in the first year, and $5 per month in renewal years. Nationwide guarantees this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

Nationwide deducts the following charges from the cash value of the policy:

     -        a monthly cost of insurance charge;

     - a monthly cost of any additional benefits provided by riders to the policy;

     -        an increase charge (applied to increases in the specified amount);
              and

     -        a surrender charge.

The increase charge is comprised of an underwriting and administration component of $1.50 per year per $1,000 and a sales component of $0.54 per year per $1,000 (see "Increase Charge").

A surrender charge is assessed for policies surrendered during the first 9 policy years (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, after expense reimbursement)

                                                MANAGEMENT     OTHER EXPENSES    12b-1        TOTAL MUTUAL
                                                   FEES                          FEES         FUND EXPENSES
American Century Variable Portfolios, Inc.           0.90%         0.00%         0.00%              0.90%
- American Century VP Balanced

American Century Variable Portfolios, Inc.           0.98%         0.00%         0.00%              0.98%
- American Century VP Capital Appreciation

American Century Variable Portfolios, Inc.           0.70%         0.00%         0.00%              0.70%
- American Century VP Income & Growth

American Century Variable Portfolios, Inc.           1.23%         0.00%         0.00%              1.23%
- American Century VP International

American Century Variable Portfolios, Inc.           1.00%         0.00%         0.00%              1.00%
- American Century VP Value

Credit Suisse Warburg Pincus Trust -                 1.14%         0.26%         0.00%              1.40%
Global Post-Venture Capital Portfolio
(formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)

Credit Suisse Warburg Pincus Trust                   1.00%         0.30%         0.00%              1.30%
-International Equity Portfolio (formerly,
Warburg Pincus Trust - International
Equity Portfolio)

Credit Suisse Warburg Pincus Trust - Small           0.90%         0.21%         0.00%              1.11%
Company Growth Portfolio (formerly,
Warburg Pincus Trust - Small Company
Growth Portfolio)

Dreyfus Investment Portfolios: European              1.00%         0.25%         0.00%              1.25%
Equity Portfolio - Initial Shares

The Dreyfus Socially Responsible Growth              0.75%         0.03%         0.00%              0.78%
Fund, Inc. - Initial Shares

Dreyfus Stock Index Fund, Inc. - Initial             0.25%         0.01%         0.00%              0.26%
Shares

Dreyfus Variable Investment Fund-                    0.75%         0.03%         0.00%              0.78%
Appreciation Portfolio - Initial Shares
(formerly, Dreyfus Variable Investment
Fund - Capital Appreciation Portfolio)

Dreyfus Variable Investment Fund- Growth &           0.75%         0.03%         0.00%              0.78%
Income Portfolio - Initial Shares

Fidelity VIP Equity-Income Portfolio(1)              0.48%         0.08%         0.00%              0.56%

Fidelity VIP Growth Portfolio(1)                     0.57%         0.08%         0.00%              0.65%

Fidelity VIP High Income Portfolio                   0.58%         0.10%         0.00%              0.68%

Fidelity VIP Overseas Portfolio(1)                   0.72%         0.17%         0.00%              0.89%

Fidelity VIP II Asset Manager Portfolio              0.53%         0.08%         0.00%              0.61%

Fidelity VIP II Contrafund(R)Portfolio(1)            0.57%         0.09%         0.00%              0.66%

Fidelity VIP III Growth Opportunities                0.58%         0.10%         0.00%              0.68%
Portfolio(1)

Janus Aspen Series - Capital Appreciation            0.65%         0.02%         0.25%              0.92%
Portfolio: Service Shares

Janus Aspen Series - Global Technology               0.65%         0.04%         0.25%              0.94%
Portfolio: Service Shares

Janus Aspen Series - International Growth            0.65%         0.06%         0.25%              0.96%
Portfolio: Service Shares

NSAT Capital Appreciation Fund                       0.60%         0.20%         0.00%              0.80%

NSAT Dreyfus NSAT Mid Cap Index Fund                 0.50%         0.15%         0.00%              0.65%
(formerly, NSAT Nationwide Mid Cap Index
Fund)

NSAT Gartmore NSAT Emerging Markets Fund             1.15%         0.60%         0.00%              1.75%

                                                MANAGEMENT     OTHER EXPENSES    12b-1        TOTAL MUTUAL
                                                   FEES                          FEES         FUND EXPENSES
NSAT Gartmore NSAT Global Technology and             0.98%         0.37%         0.00%              1.35%
Communications Fund

NSAT Gartmore NSAT International Growth              1.00%         0.60%         0.00%              1.60%
Fund

NSAT Government Bond Fund                            0.50%         0.16%         0.00%              0.66%

NSAT MAS NSAT Multi Sector Bond Fund                 0.75%         0.15%         0.00%              0.90%
(formerly, NSAT Nationwide Multi Sector
Bond Fund)

NSAT Money Market Fund                               0.39%         0.16%         0.00%              0.55%

NSAT Nationwide Small Cap Growth Fund                1.10%         0.20%         0.00%              1.30%

NSAT Nationwide Small Cap Value Fund                 0.90%         0.15%         0.00%              1.05%

NSAT Nationwide Small Company Fund                   0.93%         0.28%         0.00%              1.21%

NSAT Strong NSAT Mid Cap Growth Fund                 0.90%         0.10%         0.00%              1.00%
(formerly, NSAT Nationwide Strategic
Growth Fund)

NSAT Total Return Fund                               0.58%         0.20%         0.00%              0.78%

NSAT Turner NSAT Growth Focus Fund                   0.90%         0.45%         0.00%              1.35%

Neuberger Berman AMT Growth Portfolio                0.82%         0.08%         0.00%              0.90%

Neuberger Berman AMT Guardian Portfolio              0.85%         0.15%         0.00%              1.00%

Neuberger Berman AMT Limited Maturity Bond           0.65%         0.11%         0.00%              0.76%
Portfolio

Neuberger Berman AMT Partners Portfolio              0.82%         0.10%         0.00%              0.92%

Oppenheimer Variable Account Funds -                 0.62%         0.02%         0.00%              0.64%
Oppenheimer Aggressive Growth Fund/VA
(formerly, Oppenheimer Variable Account
Funds - Oppenheimer Capital Appreciation
Fund)

Oppenheimer Variable Account Funds -                 0.72%         0.04%         0.00%              0.76%
Oppenheimer Bond Fund/VA

Oppenheimer Variable Account Funds -                 0.64%         0.03%         0.00%              0.67%
Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth Fund)

Oppenheimer Variable Account Funds -                 0.64%         0.04%         0.00%              0.68%
Oppenheimer Global Securities Fund/VA

Oppenheimer Variable Account Funds -                 0.70%         0.03%         0.00%              0.73%
Oppenheimer Main Street Growth & Income
Fund/VA

Oppenheimer Variable Account Funds -                 0.72%         0.04%         0.00%              0.76%
Oppenheimer Multiple Strategies Fund/VA

Strong Opportunity Fund II, Inc.                     1.00%         0.11%         0.00%              1.11%
(formerly, Strong Special Fund II, Inc.)

Strong Variable Insurance Funds, Inc. -              1.00%         0.22%         0.00%              1.22%
Strong Discovery Fund II, Inc.

Strong Variable Insurance Funds, Inc. -              1.00%         0.16%         0.00%              1.16%
International Stock Fund II

The Universal Institutional Funds, Inc. -            0.59%         0.81%         0.00%              1.40%
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt
Portfolio)

The Universal Institutional Funds, Inc. -            0.74%         0.36%         0.00%              1.10%
U.S. Real Estate Portfolio

                                                MANAGEMENT     OTHER EXPENSES    12b-1        TOTAL MUTUAL
                                                   FEES                          FEES         FUND EXPENSES
Van Eck Worldwide Insurance Trust -                   1.00%        0.15%         0.00%              1.15%
Worldwide Bond Fund


Van Eck Worldwide Insurance Trust -                   1.00%        0.26%         0.00%              1.26%
Worldwide Emerging Markets Fund


Van Eck Worldwide Insurance Trust -                   1.00%        0.14%         0.00%              1.14%
Worldwide Hard Assets Fund


(1)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balance were used to reduce a portion of the Fund's custodian expenses.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                                      Management    Other Expenses  12b-1       Total Underlying
                                                         Fees                         Fees    Mutual Fund Expenses
Credit Suisse Warburg Pincus Trust - Global              1.25%          0.00%        0.28%            1.53%
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust - Post-Venture Capital Portfolio)


Credit Suisse Warburg Pincus Trust - International       1.00%          0.32%        0.00%            1.32%
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)


Credit Suisse Warburg Pincus Trust  - Small              0.90%          0.23%        0.00%            1.13%
Company Growth Portfolio (formerly, Warburg Pincus
Trust - Small Company Growth Portfolio)


Dreyfus Investment Portfolios: European Equity           1.00%          0.60%        0.00%            1.60%
Portfolio - Initial Shares


NSAT Capital Appreciation Fund                           0.60%          0.23%        0.00%            0.83%


NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,          0.50%          0.40%        0.00%            0.90%
NSAT Nationwide Mid-Cap Index Fund)


NSAT Gartmore NSAT Emerging Markets Fund                 1.15%          2.94%        0.00%            4.09%


NSAT Gartmore NSAT Global Technology and                 0.98%          1.59%        0.00%            2.57%
Communications Fund


NSAT Gartmore NSAT International Growth Fund             1.00%          1.88%        0.00%            2.88%


NSAT Government Bond Fund                                0.50%          0.23%        0.00%            0.73%


NSAT MAS NSAT Multi Sector Bond Fund formerly,           0.75%          0.34%        0.00%            1.60%
NSAT Nationwide Multi Sector Bond Fund)


NSAT Money Market Fund                                   0.39%          0.22%        0.00%            0.61%


NSAT Nationwide Small Cap Growth Fund                    1.10%          0.50%        0.00%            1.60%


NSAT Nationwide Small Cap Value Fund                     0.90%          0.30%        0.00%            1.20%


NSAT Strong NSAT Mid Cap Growth Fund (formerly,          0.90%          0.27%        0.00%            1.17%
NSAT Nationwide Strategic Growth Fund)


NSAT Total Return Fund                                   0.58%          0.23%        0.00%            0.81%


NSAT Turner NSAT Growth Focus Fund                       0.90%          4.13%        0.00%            5.03%


Strong Opportunity Fund II, Inc. (formerly, Strong       1.00%          0.18%        0.00%            1.18%
Special Fund II, Inc.)


Strong Variable Insurance Funds, Inc. - Strong           1.00%          0.25%        0.00%            1.25%
Discovery Fund II, Inc.


Strong Variable Insurance Funds, Inc. -                  1.00%          0.58%        0.00%            1.58%
International Stock Fund II

                                                      Management    Other Expenses  12b-1       Total Underlying
                                                         Fees                         Fees    Mutual Fund Expenses
The Universal Institutional Funds, Inc. - Emerging       0.80%          0.81%        0.00%            1.61%
Markets Debt Portfolio (formerly, Morgan Stanley
Dean Witter Universal Funds, Inc. - Emerging
Markets Debt Portfolio)

The Universal Institutional Funds, Inc. - U.S.           0.80%          0.36%        0.00%            1.16%
Real Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Bond       1.00%          0.21%        0.00%            1.21%
Fund

Van Eck Worldwide Insurance Trust - Worldwide            1.00%          0.33%        0.00%            1.33%
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard       1.00%          0.16%        0.00%            1.16%
Assets Fund

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to the minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least equal to the minimum monthly premium.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:

-        Maturity Extension Endorsement;
-        Spousal Rider;
-        Child Rider;
-        Waiver of Monthly Deductions Rider;
-        Accidental Death Benefit Rider;
-        Base Insured Term Rider;
-        Accelerated Death Benefit Rider;
-        Change of Insured Rider; and
-        Guaranteed Minimum Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-2 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on May 7, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.


Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     (1) shares of a current underlying mutual fund option are no longer available for investment; or

     (2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than this and those in other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate if interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:
     -        the insured must be age 80 or younger;
     - Nationwide may require satisfactory evidence of insurability (including a medical exam); and
     - a minimum specified amount $50,000 ($100,000 in Pennsylvania and New Jersey).

PREMIUM PAYMENTS

Each premium payment must be at least equal to the minimum monthly premium. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;
     - during the first 3 policy years, the total premium payments, less any policy indebtedness, less any partial surrenders, less any partial surrender fee, must be greater than or equal to the minimum premium requirement in order to guarantee the policy remain in force. (The minimum premium requirement is shown on the policy data page.);
     - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and
     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                -        Independence Day
-        Martin Luther King, Jr. Day   -        Labor Day
-        Presidents' Day               -        Thanksgiving
-        Good Friday                   -        Christmas
-        Memorial Day

Nationwide also will not price premium payments if:

     (1)      trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed not to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the break point premium. The break point premium is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

TAX LOAD

Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may not equal the assessment paid by Nationwide during any particular year.

Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first 9 years. The charge will be deducted proportionally from the cash value in each sub-account and the fixed account. The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

               INITIAL SPECIFIED AMOUNT $50,000-$99,999

      Issue       Male       Female       Male     Female
        Age   Non-Tobacco  Non-Tobacco  Standard    Standard
        25       $7.776       $7.521      $8.369      $7.818

        35       $8.817       $8.398      $9.811      $8.891

        45      $12.191      $11.396     $13.887     $12.169

        55      $15.636      $14.011     $18.415     $15.116

        65      $22.295      $19.086     $26.577     $20.641


                    INITIAL SPECIFIED AMOUNT $100,000 OR MORE


       Issue      Male       Female       Male       Female
        Age    Non-Tobacco Non-Tobacco  Standard    Standard

         25       $5.776     $5.521      $6.369      $5.818

         35       $6.817     $6.398      $7.811      $6.891

         45       $9.691     $8.896     $11.387      $9.669

         55      $13.136    $11.511     $15.915     $12.616

         65      $21.295    $18.086     $25.577     $19.641


The surrender charge is comprised of two components:

     -        an underwriting component; and
     -        sales component.

The underwriting component varies by issue age in the following manner:

                       $1,000 OF INITIAL SPECIFIED AMOUNT

                Issue       Specified Amounts      Specified Amounts
                 Age        less than $100,000     $100,000 or more

                0-35           $6.00                  $4.00
                36-55          $7.50                  $5.00
                56-80          $7.50                  $6.50

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

     -        processing applications;
     -        conducting medical exams;
     -        determining insurability and the insured's underwriting class; and
     -        establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26 1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

REDUCTIONS TO SURRENDER CHARGES

Surrender charges are reduced in subsequent policy years as follows:


    COMPLETED         SURRENDER CHARGE AS A % OF
   POLICY YEARS       INITIAL SURRENDER CHARGES
        0                        100%
        1                        100%
        2                        90%
        3                        80%
        4                        70%
        5                        60%
        6                        50%
        7                        40%
        8                        30%
   9 and After                    0%

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in the specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE CHARGE

The cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value, each calculated at the beginning of the policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If Death Benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts of $100,000 or more are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

For policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for specified amounts less than $100,000 are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately to the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $12.50 per month in the first year and $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

INCREASE CHARGE

The increase charge is deducted proportionally from the cash value in the sub-accounts and the fixed account when the policy owner requests an increase in the specified amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000. The sales component is equal to $0.54 per year per $1,000. Nationwide does not expect to realize a profit from this charge.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. The charge is equivalent to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to 0.50% on an annualized basis. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

For policies issued in New York, the reduction occurs regardless of the cash surrender value.

All charges are guaranteed. Nationwide may realize a profit from policy charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes assessed against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

     -        the number of insureds;
     -        the total premium expected to be paid;
     -        total assets under management for the policy owner;
     -        the nature of the relationship among individual insureds;
     -        the purpose for which the policies are being purchased;
     -        the expected persistency of individual policies; and
     - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflect differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     (1)      the minimum partial surrender is $500;
     (2) partial surrenders may not reduce the specified amount to less than $50,000;
     (3) after a partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction if higher;
     (4) maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. Currently, this requirement is waived beginning in the 15th year if the cash surrender value is $10,000 or more after the withdrawal; and
     (5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

         (1)      the value each year of the life insurance protection provided;

         (2)      an amount equal to any employer-paid premiums; or

         (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation period plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

         (1)      the request must be applied for in writing;

         (2)      satisfactory evidence of insurability must be provided;

         (3)      the increase must be for a minimum of $10,000;

         (4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

         (5)      age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:

         (1)      against insurance provided by the most recent increase;

         (2)      against the next most recent increases successively; and

         (3)      against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

         (1) reduce the specified amount to less than $50,000 ($100,000 in New Jersey and Pennsylvania); or

         (2)      disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the NSAT Money Market Fund during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)      is the sum of:

         (1) the net asset value of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily mortality and expense risk charge. This factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th the mortality and expense risk charge is reduced to 0.50% on an annualized basis of the daily net assets of the variable account if the cash surrender value is $25,000 or more each anniversary. For policies issued in New York, the charge is reduced regardless of the cash surrender value on each anniversary.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an annualized rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annualized credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

- Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;
- transfers made to the fixed account may not be made in the first policy year;
- Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account; and
- Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

- submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE
A policy owner may cancel the policy by returning it by the latest of:

-        10 days after receiving the policy;

-        45 days after signing the application; or

-        10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy indebtedness is limited to 90% of the cash value in the sub-accounts and 100% of the cash value in the fixed account, less surrender charges and interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. Nationwide guarantees the rate will never be lower than 5.1%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; NSAT Money Market Fund; and the Neuberger Berman AMT Limited Maturity Bond Portfolio.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1 the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

The term "applicable percentage" means:

     (1) 250% when the insured is attained age 40 or less at the beginning of a policy year; and
     (2) when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE


     ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF
       AGE          CASH VALUE         AGE         CASH VALUE         AGE        CASH VALUE
       0-40            250%            60             130%            80            105%
        41             243%            61             128%            81            105%
        42             236%            62             126%            82            105%
        43             229%            63             124%            83            105%
        44             222%            64             122%            84            105%
        45             215%            65             120%            85            105%
        46             209%            66             119%            86            105%
        47             203%            67             118%            87            105%
        48             197%            68             117%            88            105%
        49             191%            69             116%            89            105%
        50             185%            70             115%            90            105%
        51             178%            71             113%            91            104%
        52             171%            72             111%            92            103%
        53             164%            73             109%            93            102%
        54             157%            74             107%            94            101%
        55             150%            75             105%            95            100%
        56             146%            76             105%
        57             142%            77             105%
        58             138%            78             105%
        59             134%            79             105%

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

SUICIDE

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within 2 years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

First Three Policy Years

The policies will not lapse during the first three policy years provided that on each monthly anniversary date (1) is greater than or equal to (2), where:

   (1) is the sum of all premiums paid to date minus any policy indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

   (2) is the sum of monthly minimum premiums required since the minimum premium, including the monthly minimum premium for the current monthly anniversary date.

If (1) is less than (2) and the cash surrender value is less than zero, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to satisfy the minimum premium requirement. If sufficient premium is not paid by the end of the grace period, the policy will lapse without value. In any event, the policy will not lapse as long as there is a positive cash surrender value.

Policy Years Four and After

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

All Policy Years

Nationwide will send a notice at the start of the grace period to the policy owner's last known address. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     (1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     (2)      providing evidence of insurability satisfactory to Nationwide;

     (3) paying an amount of premium equal to the minimum monthly premiums missed since the beginning of the grace period, if the policy terminated to the first 3 policy years;

     (4) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

     (5) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     (6) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     (1)      the cash value at the end of the grace period; or

     (2) the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums.

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code.

Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are, treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code, described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor the premium paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance. A total surrender or cancellation of the policy by lapse or the maturity of the policy on its Maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy Indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance contract (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2001, an estate of less than $675,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no individual taxpayer identification number, or an incorrect individual taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter

M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS

The financial statements of Nationwide and the variable account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

     -        Nationwide VLI Separate Account-2;
     -        Nationwide VLI Separate Account-3;
     -        Nationwide VLI Separate Account-4;
     -        Nationwide Multi-Flex Variable Account;
     -        Nationwide Variable Account;
     -        Nationwide Variable Account-II;
     -        Nationwide Variable Account-5;
     -        Nationwide Variable Account-6;
     -        Nationwide Variable Account-8;
     -        Nationwide Variable Account-9;
     -        Nationwide Variable Account-10;
     -        Nationwide VA Separate Account-A;
     -        Nationwide VA Separate Account-B;
     -        Nationwide VA Separate Account-C;
     -        Nationwide VL Separate Account-A;
     -        Nationwide VL Separate Account-B;
     -        Nationwide VL Separate Account-C; and
     -        Nationwide VL Separate Account-D.

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by the NISC will not exceed 80% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 4% of actual premium payment, and will not exceed 1% in policy years 11 and thereafter.

NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 W.G. Jurgensen                                                   Chief Executive Officer and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215

 Joseph J. Gasper                                              Chairman of the Board and Director
 One Nationwide Plaza
 Columbus, OH 43215


 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215


 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215


 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215


 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215


 Robert A. Oakley                                      Executive Vice President - Chief Financial Officer
 One Nationwide Plaza
 Columbus, OH 43215


 Robert J. Woodward, Jr.                              Executive Vice President - Chief Investment Officer
 One Nationwide Plaza
 Columbus, OH 43215


 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215


 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215


 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215


 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215


 Glenn W. Soden                                              Associate Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH 43215


 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215


 Carol L. Dove                                Associate Vice President -Treasury Services and Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215


 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

     -        Nationwide Variable Account;
     -        Nationwide Variable Account-II;
     -        Nationwide Variable Account-3;
     -        Nationwide Variable Account-4;
     -        Nationwide Variable Account-5;
     -        Nationwide Variable Account-6;
     -        Nationwide Fidelity Advisor Variable Account;
     -        Nationwide Variable Account-8;
     -        Nationwide Variable Account-9;
     -        Nationwide Variable Account-10;
     -        MFS Variable Account;
     -        Nationwide Multi-Flex Variable Account;
     -        Nationwide VLI Separate Account;
     -        Nationwide VLI Separate Account-2;
     -        Nationwide VLI Separate Account-3;
     -        Nationwide VLI Separate Account-4; and
     -        Nationwide VLI Separate Account-5.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Gasper and Woodward are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE

DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
     PRINCIPAL BUSINESS ADDRESS             WITH DEPOSITOR        PRINCIPAL OCCUPATION
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107


A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701


Yvonne M. Curl                                 Director           Vice President, Chief Marketing Officer
Avaya Inc.                                                        Avaya Inc.(2)
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920


Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135


Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411


Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 56258


Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691


Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (1)


W.G. Jurgensen                        Chief Executive Officer     Chairman and Chief Executive Officer (3)
One Nationwide Plaza                  and Director
Columbus, OH 43215


David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025


Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund (1)
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344


James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026


Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618


Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986

(1)      Principal occupation for last 5 years.
(2) Prior to assuming this current position, Ms. Curl held other executive management positions with the Xerox Corporation.
(3) Prior to assuming this current position, Mr. Jurgensen was Executive Vice President of Bank One Corporation. Prior to that, Mr. Jurgensen was Executive Vice President of First Chicago NBD.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Mr. Gasper is a director of NISC, a registered broker-dealer.

Messrs. Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Messrs. Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE

OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
Richard D. Headley                                Executive Vice President
One Nationwide Plaza
Columbus, OH 43215

Michael S. Helfer                                 Executive Vice President -Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Donna A. James                                    Executive Vice President - Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                  Executive Vice President - Chief Financial Officer and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215

Thomas L. Crumrine                                Senior Vice President
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                                  Senior Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215

David K. Hollingsworth                            Senior Vice President - Business Development and Sponsor
One Nationwide Plaza                              Relations
Columbus, OH 43215

David R. Jahn                                     Senior Vice President - Product Management
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215

Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215

Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215

OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
Mark D. Phelan                                    Senior Vice President - Technology and Operations
One Nationwide Plaza
Columbus, OH 43215

Douglas C. Robinette                              Senior Vice President - Claims
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215

Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215

W.G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years, Mr. Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. Mr. Jurgensen's final post was Executive Vice President - Corporate Banking.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 34 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community College in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

YVONNE M. CURL has been a Director of Nationwide since April 1998. Ms. Curl is Vice President - Chief Marketing Officer for Avaya Inc. located in Basking Ridge, NJ. Prior to joining Avaya Inc. in November 2000, she was employed by the Xerox Corporation. She joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president - field operations; executive assistant to the chairman and CEO; and as corporate vice president serving as senior vice president and general manager, public sector worldwide/global solutions group.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 3 years.

THOMAS L. CRUMRINE has been Senior Vice President of Nationwide since September 1997. Previously he was Senior Vice President - Property/Casualty from March 1996 to September 1997. Prior to that time, he was

Senior Vice President - Claims from April 1995 to March 1996, Vice President - Claims from 1993 to March 1996, Vice President - Agency Sales from 1991 to 1993 and Vice President - Agency Services from 1989 to 1991. Prior to 1991, Mr. Crumrine held several other positions within Nationwide.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since December 11, 2000. Previously, Mr. Diamond was Senior Vice President - Corporate Controller from August 1999 to December 2000. He was Vice President - Controller from October 1993 to August 1999. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 12 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 32 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headly was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to Octover 1997. From January 1975 until 1992, Mr. Headley held several positions with Banc One Corporation. Mr. Headley has been with Nationwide for 3 years.

MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's Chairman and Chief Executive Officer from 1995 to 1998.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since April 2000. Previously, he was Senior Vice President - Multi Channel and Sponsor relations from August 1999 until April 2000. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, Mr. Hollingsworth held numerous positions within Nationwide. Mr. Hollingsworth has been with Nationwide for 26 years.

DAVID R. JAHN has been Senior Vice President - Product Management since November 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to November 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within Nationwide. Mr. Jahn has been with Nationwide for 29 years.

DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996, she was Associate Vice President
- Assistant to the CEO of Nationwide. Previously, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 19 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 36 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer and Treasurer since December 2000. Previously, Mr. Oakley was Executive Vice President - Chief Financial Officer from April 1995 to December 2000. Prior to that, Mr. Oakley was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 25 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology and Operations since December 2000. Previously, he was Senior Vice President - Technology Services from 1998 to December 2000. His previous management experience includes five years (1977 - 1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as Director of AT&T's Consumer Communications Services Group and he was subsequently promoted to Sales Vice President for the Eastern Region of the Business Communications Services Division. In 1992, he became Executive Vice President - Sales and Marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims since November 2000. Previously he was Senior Vice President - Claims and Financial Services from 1999 to November 2000. Prior to that time, Mr. Robinette was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau, and a member of the Nationwide group until 1998, from September 1996 to May 1998. Prior to that time, he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995, Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994, he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with Nationwide for 14 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 24 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 36 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the

     Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The portfolios are managed by Credit Suisse Asset Management, LLC. ("Credit Suisse").

     SMALL COMPANY GROWTH PORTFOLIO
     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance companies. The Dreyfus Corporation serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES
Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Coropration.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO - INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH AND INCOME PORTFOLIO
     Investment Objective: Long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in common stocks.

     VIP HIGH INCOME PORTFOLIO
     Investment Objective: High level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     -at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

     -up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services Inc. ("Moodys"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO
     Investment Objective: Long-term growth of capital primarily through investments in foreign securities. The Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO
     Investment Objective: Obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective:  Long-term capital appreciation.

     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NSAT NATIONWIDE MID CAP INDEX
     FUND)
     Subadviser:  The Dreyfus Corporation
     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     GARTMORE NSAT EMERGING MARKETS FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
     Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
     FUND)
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE SMALL CAP GROWTH FUND
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NATIONWIDE SMALL CAP VALUE FUND
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE SMALL COMPANY FUND
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

     TOTAL RETURN FUND
     Investment Objective: Reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long-term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA
     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)
Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar- and non-dollar denominated fixed income securities of government and government related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management Inc. serves as the Fund's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Van Eck Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The investment adviser and manager isVan Eck Associates Corporation.

     WORLDWIDE BOND FUND
     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." For the Fund's purpose Hard assets are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

The following underlying mutual funds are no longer available as investment options for policies issued on or after September 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP CAPITAL APPRECIATION
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO)
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is on that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of the restructuring or recapitalization of the company. The Portfolio will invest in at least three countries, including the United States.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     STRONG DISCOVERY FUND II, INC.
     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

     INTERNATIONAL STOCK FUND II
     Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

APPENDIX B:  ILLUSTRATIONS OF SURRENDER CHARGES

Example 1. A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand, multiplied by the specified amount expressed in thousands, equals the total Surrender Charge of $569.80 ($11.396 x 50=569.80).

Example 2. A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.

Maximum surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis.



                    INITIAL SPECIFIED AMOUNT $50,000-$99,999

        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
          25                  $7.776               $7.521               $8.369               $7.818
          35                   8.817                8.398                9.811                8.891
          45                  12.191               11.396               13.887               12.169
          55                  15.636               14.011               18.415               15.116
          65                  22.295               19.086               26.577               20.641



                    INITIAL SPECIFIED AMOUNT $100,000 OR MORE

        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
          25                  $5.776               $5.521               $6.369               $5.818
          35                   6.817                6.398                7.811                6.891
          45                   9.691                8.896               11.387                9.669
          55                  13.136               11.511               15.915               12.616
          65                  21.295               18.086               25.577               19.641

                         REDUCTIONS TO SURRENDER CHARGES

                                     SURRENDER CHARGE                                SURRENDER CHARGE
           COMPLETED                 AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
          POLICY YEARS               SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
               0                             100%                   5                        60%
               1                             100%                   6                        50%
               2                              90%                   7                        40%
               3                              80%                   8                        30%
               4                              70%                   9+                        0%

The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner.


     COMPLETED      SURRENDER CHARGE       CHARGE       SURRENDER CHARGE       COMPLETED   SURRENDER CHARGE
      POLICY       AS A % OF INITIAL       POLICY       AS A % OF INITIAL       POLICY     AS A % OF INITIAL
       YEARS       SURRENDER CHARGES       YEARS        SURRENDER CHARGES       YEARS      SURRENDER CHARGES
         0                   100%            5                 60%                10                   20%
         1                   100%            6                 50%                11                   15%
         2                    90%            7                 40%                12                   10%
         3                    80%            8                 30%                13                    5%
         4                    70%            9                 25%                14+                   0%

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact the home office for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annualized basis of the daily net assets of the variable account, provided the cash surrender value is $25,000 or more on such anniversary. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annualized effective rate of 0.90% of the daily net assets of the variable account. This annualized rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of December 31, 2000. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annualized rate would have been 0.94%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30%. On each policy anniversary beginning with the 10th, the gross annual rates of return of 0%, 6%, and 12% correspond to net investment experience at constant annual rates of -1.50%, 4.60%, and 10.60%, provided the cash surrender value is $25,000 or more on such anniversary. This is due to a guaranteed reduction in the mortality and expense risk charge from an annualized rate of 0.80% to an annualized rate of 0.50% if the aforementioned conditions apply.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment. Current values reflect a deduction of 3.5% of each premium payment up to break point premium and 1.5% of any excess. Guaranteed values reflect a deduction of 3.5% of each premium payment. The illustrations also reflect the fact that Nationwide deducts a tax load for state premium taxes equal to 3.5% of all premium payments.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the cash value for any policy surrendered in full during the first 9 years.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is $12.50 per month in the first year and $5 per month in renewal years. The illustrations assume a monthly administrative expense charge of $25 per month in the first year and $7.50 per month in renewal years. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                                CASH                                 CASH
   POLICY     INTEREST         CASH      SURR         DEATH       CASH       SURR        DEATH         CASH       SURR        DEATH
     YEAR        AT 5%        VALUE     VALUE       BENEFIT      VALUE      VALUE      BENEFIT        VALUE      VALUE      BENEFIT
        1          788          390         0        50,000        422          0       50,000          454          0       50,000
        2        1,614          852       278        50,000        943        369       50,000        1,038        464       50,000
        3        2,483        1,296       780        50,000      1,476        959       50,000        1,670      1,154       50,000
        4        3,394        1,717     1,258        50,000      2,016      1,557       50,000        2,352      1,893       50,000
        5        4,351        2,116     1,714        50,000      2,563      2,161       50,000        3,087      2,686       50,000
        6        5,357        2,493     2,149        50,000      3,118      2,774       50,000        3,883      3,539       50,000
        7        6,412        2,854     2,567        50,000      3,689      3,402       50,000        4,752      4,465       50,000
        8        7,520        3,193     2,964        50,000      4,268      4,039       50,000        5,696      5,467       50,000
        9        8,683        3,512     3,340        50,000      4,859      4,687       50,000        6,725      6,553       50,000
       10        9,905        3,810     3,810        50,000      5,462      5,462       50,000        7,847      7,847       50,000
       11       11,188        4,083     4,083        50,000      6,071      6,071       50,000        9,069      9,069       50,000
       12       12,535        4,330     4,330        50,000      6,688      6,688       50,000       10,403     10,403       50,000
       13       13,949        4,546     4,546        50,000      7,308      7,308       50,000       11,856     11,856       50,000
       14       15,434        4,729     4,729        50,000      7,929      7,929       50,000       13,441     13,441       50,000
       15       16,993        4,869     4,869        50,000      8,542      8,542       50,000       15,166     15,166       50,000
       16       18,630        4,968     4,968        50,000      9,149      9,149       50,000       17,052     17,052       50,000
       17       20,349        5,018     5,018        50,000      9,743      9,743       50,000       19,113     19,113       50,000
       18       22,154        5,008     5,008        50,000     10,316     10,316       50,000       21,367     21,367       50,000
       19       24,049        4,940     4,940        50,000     10,867     10,867       50,000       23,843     23,843       50,000
       20       26,039        4,804     4,804        50,000     11,389     11,389       50,000       26,568     26,568       50,000
       21       28,129        4,595     4,595        50,000     11,877     11,877       50,000       29,668     29,668       50,000
       22       30,323        4,303     4,303        50,000     12,324     12,324       50,000       33,114     33,114       50,000
       23       32,626        3,916     3,916        50,000     12,719     12,719       50,000       36,961     36,961       50,000
       24       35,045        3,422     3,422        50,000     13,052     13,052       50,000       41,274     41,274       50,000
       25       37,585        2,816     2,816        50,000     13,320     13,320       50,000       46,105     46,105       53,482
       26       40,252        2,084     2,084        50,000     13,510     13,510       50,000       51,420     51,420       59,132
       27       43,052        1,192     1,192        50,000     13,596     13,596       50,000       57,274     57,274       64,719
       28       45,992          131       131        50,000     13,570     13,570       50,000       63,731     63,731       70,741
       29       49,079          (*)       (*)           (*)     13,415     13,415       50,000       70,863     70,863       77,240
       30       52,321          (*)       (*)           (*)     13,108     13,108       50,000       78,753     78,753       84,266

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                CASH                                CASH                                   CASH
   POLICY     INTEREST      CASH      SURR         DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%     VALUE     VALUE       BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
         1         788       175         0        50,000        200          0       50,000          225            0       50,000
         2       1,614       539         0        50,000        606         33       50,000          678          104       50,000
         3       2,483       879       362        50,000      1,012        496       50,000        1,158          641       50,000
         4       3,394     1,194       735        50,000      1,416        957       50,000        1,667        1,208       50,000
         5       4,351     1,484     1,082        50,000      1,816      1,415       50,000        2,208        1,806       50,000
         6       5,357     1,744     1,400        50,000      2,210      1,865       50,000        2,781        2,436       50,000
         7       6,412     1,973     1,686        50,000      2,593      2,306       50,000        3,385        3,098       50,000
         8       7,520     2,167     1,937        50,000      2,961      2,732       50,000        4,021        3,792       50,000
         9       8,683     2,320     2,148        50,000      3,309      3,137       50,000        4,688        4,516       50,000
        10       9,905     2,429     2,429        50,000      3,632      3,632       50,000        5,386        5,386       50,000
        11      11,188     2,490     2,490        50,000      3,924      3,924       50,000        6,116        6,116       50,000
        12      12,535     2,499     2,499        50,000      4,180      4,180       50,000        6,877        6,877       50,000
        13      13,949     2,453     2,453        50,000      4,396      4,396       50,000        7,673        7,673       50,000
        14      15,434     2,346     2,346        50,000      4,563      4,563       50,000        8,504        8,504       50,000
        15      16,993     2,170     2,170        50,000      4,672      4,672       50,000        9,369        9,369       50,000
        16      18,630     1,916     1,916        50,000      4,711      4,711       50,000       10,267       10,267       50,000
        17      20,349     1,576     1,576        50,000      4,669      4,669       50,000       11,198       11,198       50,000
        18      22,154     1,132     1,132        50,000      4,526      4,526       50,000       12,158       12,158       50,000
        19      24,049       571       571        50,000      4,262      4,262       50,000       13,143       13,143       50,000
        20      26,039       (*)       (*)           (*)      3,855      3,855       50,000       14,153       14,153       50,000
        21      28,129       (*)       (*)           (*)      3,281      3,281       50,000       15,185       15,185       50,000
        22      30,323       (*)       (*)           (*)      2,511      2,511       50,000       16,240       16,240       50,000
        23      32,626       (*)       (*)           (*)      1,514      1,514       50,000       17,320       17,320       50,000
        24      35,045       (*)       (*)           (*)        248        248       50,000       18,427       18,427       50,000
        25      37,585       (*)       (*)           (*)        (*)        (*)          (*)       19,559       19,559       50,000
        26      40,252       (*)       (*)           (*)        (*)        (*)          (*)       20,711       20,711       50,000
        27      43,052       (*)       (*)           (*)        (*)        (*)          (*)       21,878       21,878       50,000
        28      45,992       (*)       (*)           (*)        (*)        (*)          (*)       23,051       23,051       50,000
        29      49,079       (*)       (*)           (*)        (*)        (*)          (*)       24,221       24,221       50,000
        30      52,321       (*)       (*)           (*)        (*)        (*)          (*)       25,386       25,386       50,000

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                                CASH                                  CASH
   POLICY     INTEREST         CASH      SURR         DEATH       CASH       SURR        DEATH         CASH        SURR        DEATH
     YEAR        AT 5%        VALUE     VALUE       BENEFIT      VALUE      VALUE      BENEFIT        VALUE       VALUE      BENEFIT
         1         788          388         0        50,388        420          0       50,420          452           0       50,452
         2       1,614          847       273        50,847        937        363       50,937        1,032         458       51,032
         3       2,483        1,286       770        51,286      1,464        948       51,464        1,657       1,141       51,657
         4       3,394        1,700     1,241        51,700      1,995      1,536       51,995        2,327       1,868       52,327
         5       4,351        2,089     1,688        52,089      2,529      2,128       52,529        3,046       2,645       53,046
         6       5,357        2,454     2,110        52,454      3,068      2,724       53,068        3,819       3,475       53,819
         7       6,412        2,801     2,514        52,801      3,617      3,330       53,617        4,657       4,370       54,657
         8       7,520        3,123     2,893        53,123      4,170      3,941       54,170        5,560       5,331       55,560
         9       8,683        3,422     3,250        53,422      4,729      4,556       54,729        6,536       6,363       56,536
        10       9,905        3,697     3,697        53,697      5,291      5,291       55,291        7,590       7,590       57,590
        11      11,188        3,944     3,944        53,944      5,852      5,852       55,852        8,726       8,726       58,726
        12      12,535        4,161     4,161        54,161      6,411      6,411       56,411        9,949       9,949       59,949
        13      13,949        4,344     4,344        54,344      6,962      6,962       56,962       11,264      11,264       61,264
        14      15,434        4,489     4,489        54,489      7,499      7,499       57,499       12,674      12,674       62,674
        15      16,993        4,585     4,585        54,585      8,013      8,013       58,013       14,179      14,179       64,179
        16      18,630        4,635     4,635        54,635      8,501      8,501       58,501       15,788      15,788       65,788
        17      20,349        4,630     4,630        54,630      8,955      8,955       58,955       17,502      17,502       67,502
        18      22,154        4,560     4,560        54,560      9,359      9,359       59,359       19,320      19,320       69,320
        19      24,049        4,425     4,425        54,425      9,714      9,714       59,714       21,253      21,253       71,253
        20      26,039        4,217     4,217        54,217     10,005     10,005       60,005       23,301      23,301       73,301
        21      28,129        3,932     3,932        53,932     10,225     10,225       60,225       25,469      25,469       75,469
        22      30,323        3,560     3,560        53,560     10,361     10,361       60,361       27,845      27,845       77,845
        23      32,626        3,092     3,092        53,092     10,396     10,396       60,396       30,360      30,360       80,360
        24      35,045        2,517     2,517        52,517     10,314     10,314       60,314       33,015      33,015       83,015
        25      37,585        1,837     1,837        51,837     10,110     10,110       60,110       35,825      35,825       85,825
        26      40,252        1,041     1,041        51,041      9,767      9,767       59,767       38,794      38,794       88,794
        27      43,052          103       103        50,103      9,248      9,248       59,248       41,907      41,907       91,907
        28      45,992          (*)       (*)           (*)      8,546      8,546       58,546       45,178      45,178       95,178
        29      49,079          (*)       (*)           (*)      7,639      7,639       57,639       48,610      48,610       98,610
        30      52,321          (*)       (*)           (*)      6,508      6,508       56,508       52,209      52,209      102,209

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES
                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1          788         173          0       50,173        198          0       50,198          223            0       50,223
        2        1,614         533          0       50,533        600         27       50,600          671           97       50,671
        3        2,483         868        352       50,868      1,000        483       51,000        1,143          627       51,143
        4        3,394       1,176        717       51,176      1,394        935       51,394        1,641        1,182       51,641
        5        4,351       1,455      1,053       51,455      1,781      1,379       51,781        2,164        1,763       52,164
        6        5,357       1,703      1,359       51,703      2,156      1,812       52,156        2,712        2,368       52,712
        7        6,412       1,917      1,630       51,917      2,517      2,230       52,517        3,283        2,996       53,283
        8        7,520       2,092      1,862       52,092      2,856      2,627       52,856        3,875        3,645       53,875
        9        8,683       2,223      2,051       52,223      3,168      2,996       53,168        4,483        4,311       54,483
       10        9,905       2,308      2,308       52,308      3,447      3,447       53,447        5,106        5,106       55,106
       11       11,188       2,341      2,341       52,341      3,686      3,686       53,686        5,738        5,738       55,738
       12       12,535       2,318      2,318       52,318      3,878      3,878       53,878        6,375        6,375       56,375
       13       13,949       2,239      2,239       52,239      4,019      4,019       54,019        7,016        7,016       57,016
       14       15,434       2,096      2,096       52,096      4,099      4,099       54,099        7,653        7,653       57,653
       15       16,993       1,883      1,883       51,883      4,108      4,108       54,108        8,278        8,278       58,278
       16       18,630       1,592      1,592       51,592      4,033      4,033       54,033        8,879        8,879       58,879
       17       20,349       1,216      1,216       51,216      3,862      3,862       53,862        9,445        9,445       59,445
       18       22,154         742        742       50,742      3,576      3,576       53,576        9,957        9,957       59,957
       19       24,049         157        157       50,157      3,156      3,156       53,156       10,396       10,396       60,396
       20       26,039         (*)        (*)          (*)      2,582      2,582       52,582       10,738       10,738       60,738
       21       28,129         (*)        (*)          (*)      1,835      1,835       51,835       10,961       10,961       60,961
       22       30,323         (*)        (*)          (*)        894        894       50,894       11,040       11,040       61,040
       23       32,626         (*)        (*)          (*)        (*)        (*)          (*)       10,947       10,947       60,947
       24       35,045         (*)        (*)          (*)        (*)        (*)          (*)       10,649       10,649       60,649
       25       37,585         (*)        (*)          (*)        (*)        (*)          (*)       10,103       10,103       60,103
       26       40,252         (*)        (*)          (*)        (*)        (*)          (*)        9,254        9,254       59,254
       27       43,052         (*)        (*)          (*)        (*)        (*)          (*)        8,036        8,036       58,036
       28       45,992         (*)        (*)          (*)        (*)        (*)          (*)        6,366        6,366       56,366
       29       49,079         (*)        (*)          (*)        (*)        (*)          (*)        4,151        4,151       54,151
       30       52,321         (*)        (*)          (*)        (*)        (*)          (*)        1,298        1,298       51,298

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                             DEATH BENEFIT OPTION 1
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,260         641          0       50,000        693          0       50,000          745           52       50,000
        2        2,583       1,341        648       50,000      1,487        794       50,000        1,640          947       50,000
        3        3,972       2,004      1,380       50,000      2,290      1,666       50,000        2,601        1,978       50,000
        4        5,431       2,628      2,073       50,000      3,099      2,545       50,000        3,633        3,079       50,000
        5        6,962       3,204      2,719       50,000      3,907      3,421       50,000        4,735        4,250       50,000
        6        8,570       3,734      3,318       50,000      4,714      4,298       50,000        5,918        5,502       50,000
        7       10,259       4,211      3,864       50,000      5,514      5,167       50,000        7,183        6,837       50,000
        8       12,032       4,626      4,349       50,000      6,298      6,021       50,000        8,535        8,258       50,000
        9       13,893       4,981      4,773       50,000      7,068      6,860       50,000        9,986        9,778       50,000
       10       15,848       5,267      5,267       50,000      7,816      7,816       50,000       11,544       11,544       50,000
       11       17,901       5,482      5,482       50,000      8,538      8,538       50,000       13,222       13,222       50,000
       12       20,056       5,615      5,615       50,000      9,226      9,226       50,000       15,032       15,032       50,000
       13       22,318       5,658      5,658       50,000      9,872      9,872       50,000       16,990       16,990       50,000
       14       24,694       5,601      5,601       50,000     10,466     10,466       50,000       19,115       19,115       50,000
       15       27,189       5,441      5,441       50,000     11,007     11,007       50,000       21,437       21,437       50,000
       16       29,808       5,166      5,166       50,000     11,484     11,484       50,000       23,988       23,988       50,000
       17       32,559       4,748      4,748       50,000     11,872     11,872       50,000       26,796       26,796       50,000
       18       35,447       4,181      4,181       50,000     12,167     12,167       50,000       30,006       30,006       50,000
       19       38,479       3,447      3,447       50,000     12,354     12,354       50,000       33,612       33,612       50,000
       20       41,663       2,528      2,528       50,000     12,415     12,415       50,000       37,693       37,693       50,000
       21       45,006       1,387      1,387       50,000     12,322     12,322       50,000       42,348       42,348       50,000
       22       48,517         (*)        (*)          (*)     12,040     12,040       50,000       47,707       47,707       50,093
       23       52,202         (*)        (*)          (*)     11,528     11,528       50,000       53,725       53,725       56,411
       24       56,073         (*)        (*)          (*)     10,742     10,742       50,000       60,337       60,337       63,354
       25       60,136         (*)        (*)          (*)      9,624      9,624       50,000       67,597       67,597       70,977
       26       64,403         (*)        (*)          (*)      8,099      8,099       50,000       75,564       75,564       79,342
       27       68,883         (*)        (*)          (*)      6,073      6,073       50,000       84,301       84,301       88,516
       28       73,587         (*)        (*)          (*)      3,434      3,434       50,000       93,877       93,877       98,571
       29       78,527         (*)        (*)          (*)         21         21       50,000      104,366      104,366      109,584
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)      115,843      115,843      121,635

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of a 6% break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                             DEATH BENEFIT OPTION 1
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,260         287          0       50,000        328          0       50,000          368            0       50,000
        2        2,583         728         35       50,000        833        140       50,000          944          251       50,000
        3        3,972       1,110        487       50,000      1,309        685       50,000        1,526          903       50,000
        4        5,431       1,429        874       50,000      1,746      1,192       50,000        2,110        1,556       50,000
        5        6,962       1,676      1,191       50,000      2,138      1,652       50,000        2,689        2,204       50,000
        6        8,570       1,846      1,430       50,000      2,472      2,056       50,000        3,256        2,840       50,000
        7       10,259       1,929      1,582       50,000      2,739      2,393       50,000        3,802        3,455       50,000
        8       12,032       1,912      1,635       50,000      2,922      2,645       50,000        4,314        4,036       50,000
        9       13,893       1,781      1,574       50,000      3,002      2,794       50,000        4,775        4,567       50,000
       10       15,848       1,523      1,523       50,000      2,959      2,959       50,000        5,170        5,170       50,000
       11       17,901       1,121      1,121       50,000      2,773      2,773       50,000        5,478        5,478       50,000
       12       20,056         560        560       50,000      2,420      2,420       50,000        5,680        5,680       50,000
       13       22,318         (*)        (*)          (*)      1,872      1,872       50,000        5,750        5,750       50,000
       14       24,694         (*)        (*)          (*)      1,096      1,096       50,000        5,656        5,656       50,000
       15       27,189         (*)        (*)          (*)         45         45       50,000        5,354        5,354       50,000
       16       29,808         (*)        (*)          (*)        (*)        (*)          (*)        4,783        4,783       50,000
       17       32,559         (*)        (*)          (*)        (*)        (*)          (*)        3,863        3,863       50,000
       18       35,447         (*)        (*)          (*)        (*)        (*)          (*)        2,481        2,481       50,000
       19       38,479         (*)        (*)          (*)        (*)        (*)          (*)          499          499       50,000
       20       41,663         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       21       45,006         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       22       48,517         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       23       52,202         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       24       56,073         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       25       60,136         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,260         635          0       50,635        687          0       50,687          738           45       50,738
        2        2,583       1,324        631       51,324      1,468        775       51,468        1,619          926       51,619
        3        3,972       1,971      1,347       51,971      2,252      1,628       52,252        2,557        1,933       52,557
        4        5,431       2,571      2,016       52,571      3,031      2,477       53,031        3,552        2,997       53,552
        5        6,962       3,115      2,630       53,115      3,796      3,311       53,796        4,599        4,114       54,599
        6        8,570       3,606      3,190       53,606      4,548      4,132       54,548        5,704        5,288       55,704
        7       10,259       4,034      3,687       54,034      5,275      4,929       55,275        6,864        6,517       56,864
        8       12,032       4,389      4,112       54,389      5,966      5,688       55,966        8,071        7,794       58,071
        9       13,893       4,674      4,466       54,674      6,618      6,410       56,618        9,331        9,123       59,331
       10       15,848       4,878      4,878       54,878      7,219      7,219       57,219       10,638       10,638       60,638
       11       17,901       4,997      4,997       54,997      7,763      7,763       57,763       11,991       11,991       61,991
       12       20,056       5,023      5,023       55,023      8,235      8,235       58,235       13,384       13,384       63,384
       13       22,318       4,946      4,946       54,946      8,621      8,621       58,621       14,809       14,809       64,809
       14       24,694       4,756      4,756       54,756      8,905      8,905       58,905       16,256       16,256       66,256
       15       27,189       4,454      4,454       54,454      9,083      9,083       59,083       17,728       17,728       67,728
       16       29,808       4,030      4,030       54,030      9,137      9,137       59,137       19,213       19,213       69,213
       17       32,559       3,458      3,458       53,458      9,033      9,033       59,033       20,683       20,683       70,683
       18       35,447       2,738      2,738       52,738      8,762      8,762       58,762       22,135       22,135       72,135
       19       38,479       1,862      1,862       51,862      8,305      8,305       58,305       23,554       23,554       73,554
       20       41,663         819        819       50,819      7,643      7,643       57,643       24,924       24,924       74,924
       21       45,006         (*)        (*)          (*)      6,740      6,740       56,740       26,215       26,215       76,215
       22       48,517         (*)        (*)          (*)      5,562      5,562       55,562       27,476       27,476       77,476
       23       52,202         (*)        (*)          (*)      4,070      4,070       54,070       28,598       28,598       78,598
       24       56,073         (*)        (*)          (*)      2,233      2,233       52,233       29,544       29,544       79,544
       25       60,136         (*)        (*)          (*)         10         10       50,010       30,272       30,272       80,272
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)       30,730       30,730       80,730
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)       30,863       30,863       80,863
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)       30,617       30,617       80,617
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)       29,917       29,917       79,917
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)       28,677       28,677       78,677

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,260         280          0       50,280        319          0       50,319          360            0       50,360
        2        2,583         708         15       50,708        811        118       50,811          919          226       50,919
        3        3,972       1,071        447       51,071      1,263        639       51,263        1,474          850       51,474
        4        5,431       1,364        809       51,364      1,668      1,113       51,668        2,016        1,461       52,016
        5        6,962       1,579      1,094       51,579      2,015      1,530       52,015        2,535        2,050       52,535
        6        8,570       1,709      1,293       51,709      2,293      1,877       52,293        3,021        2,605       53,021
        7       10,259       1,747      1,401       51,747      2,489      2,143       52,489        3,460        3,114       53,460
        8       12,032       1,680      1,403       51,680      2,586      2,309       52,586        3,833        3,555       53,833
        9       13,893       1,496      1,288       51,496      2,565      2,357       52,565        4,117        3,909       54,117
       10       15,848       1,183      1,183       51,183      2,407      2,407       52,407        4,290        4,290       54,290
       11       17,901         730        730       50,730      2,093      2,093       52,093        4,326        4,326       54,326
       12       20,056         128        128       50,128      1,603      1,603       51,603        4,199        4,199       54,199
       13       22,318         (*)        (*)          (*)        919        919       50,919        3,879        3,879       53,879
       14       24,694         (*)        (*)          (*)         16         16       50,016        3,332        3,332       53,332
       15       27,189         (*)        (*)          (*)        (*)        (*)          (*)        2,511        2,511       52,511
       16       29,808         (*)        (*)          (*)        (*)        (*)          (*)        1,360        1,360       51,360
       17       32,559         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       18       35,447         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       19       38,479         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       20       41,663         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       21       45,006         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       22       48,517         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       23       52,202         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       24       56,073         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       25       60,136         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES
                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

            PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         947         49      100,000      1,016        119      100,000        1,085          188      100,000
        2        3,229       1,946      1,049      100,000      2,146      1,249      100,000        2,354        1,457      100,000
        3        4,965       2,910      2,102      100,000      3,304      2,496      100,000        3,732        2,924      100,000
        4        6,788       3,837      3,119      100,000      4,492      3,774      100,000        5,231        4,513      100,000
        5        8,703       4,731      4,103      100,000      5,712      5,084      100,000        6,865        6,236      100,000
        6       10,713       5,591      5,053      100,000      6,967      6,429      100,000        8,648        8,110      100,000
        7       12,824       6,408      5,960      100,000      8,247      7,799      100,000       10,587       10,139      100,000
        8       15,040       7,172      6,813      100,000      9,544      9,185      100,000       12,689       12,330      100,000
        9       17,367       7,884      7,615      100,000     10,860     10,590      100,000       14,972       14,703      100,000
       10       19,810       8,535      8,535      100,000     12,186     12,186      100,000       17,449       17,449      100,000
       11       22,376       9,139      9,139      100,000     13,536     13,536      100,000       20,155       20,155      100,000
       12       25,069       9,703      9,703      100,000     14,919     14,919      100,000       23,123       23,123      100,000
       13       27,898      10,229     10,229      100,000     16,341     16,341      100,000       26,386       26,386      100,000
       14       30,868      10,700     10,700      100,000     17,784     17,784      100,000       30,052       30,052      100,000
       15       33,986      11,097     11,097      100,000     19,236     19,236      100,000       34,077       34,077      100,000
       16       37,261      11,427     11,427      100,000     20,701     20,701      100,000       38,511       38,511      100,000
       17       40,699      11,681     11,681      100,000     22,175     22,175      100,000       43,402       43,402      100,000
       18       44,309      11,846     11,846      100,000     23,649     23,649      100,000       48,803       48,803      100,000
       19       48,099      11,916     11,916      100,000     25,119     25,119      100,000       54,780       54,780      100,000
       20       52,079      11,897     11,897      100,000     26,675     26,675      100,000       61,418       61,418      100,000
       21       56,258      11,775     11,775      100,000     28,234     28,234      100,000       68,803       68,803      100,000
       22       60,646      11,522     11,522      100,000     29,779     29,779      100,000       77,036       77,036      100,000
       23       65,253      11,128     11,128      100,000     31,306     31,306      100,000       86,243       86,243      101,766
       24       70,091      10,566     10,566      100,000     32,798     32,798      100,000       96,429       96,429      112,822
       25       75,170       9,824      9,824      100,000     34,252     34,252      100,000      107,629      107,629      124,850
       26       80,504       8,891      8,891      100,000     35,666     35,666      100,000      119,945      119,945      137,937
       27       86,104       7,726      7,726      100,000     37,017     37,017      100,000      133,520      133,520      150,878
       28       91,984       6,311      6,311      100,000     38,301     38,301      100,000      148,498      148,498      164,832
       29       98,158       4,619      4,619      100,000     39,509     39,509      100,000      165,042      165,042      179,895
       30      104,641       2,600      2,600      100,000     40,618     40,618      100,000      183,337      183,337      196,171

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL1                    2% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         750          0      100,000        813          0      100,000          876            0      100,000
        2        3,229       1,672        774      100,000      1,851        953      100,000        2,038        1,140      100,000
        3        4,965       2,552      1,744      100,000      2,906      2,098      100,000        3,290        2,483      100,000
        4        6,788       3,389      2,671      100,000      3,978      3,260      100,000        4,642        3,924      100,000
        5        8,703       4,182      3,554      100,000      5,065      4,437      100,000        6,102        5,473      100,000
        6       10,713       4,926      4,388      100,000      6,163      5,625      100,000        7,676        7,138      100,000
        7       12,824       5,618      5,169      100,000      7,269      6,821      100,000        9,373        8,925      100,000
        8       15,040       6,251      5,892      100,000      8,378      8,019      100,000       11,202       10,843      100,000
        9       17,367       6,820      6,551      100,000      9,482      9,213      100,000       13,171       12,901      100,000
       10       19,810       7,320      7,320      100,000     10,578     10,578      100,000       15,291       15,291      100,000
       11       22,376       7,744      7,744      100,000     11,657     11,657      100,000       17,575       17,575      100,000
       12       25,069       8,088      8,088      100,000     12,717     12,717      100,000       20,039       20,039      100,000
       13       27,898       8,348      8,348      100,000     13,751     13,751      100,000       22,703       22,703      100,000
       14       30,868       8,515      8,515      100,000     14,753     14,753      100,000       25,586       25,586      100,000
       15       33,986       8,580      8,580      100,000     15,711     15,711      100,000       28,798       28,798      100,000
       16       37,261       8,532      8,532      100,000     16,615     16,615      100,000       32,298       32,298      100,000
       17       40,699       8,357      8,357      100,000     17,452     17,452      100,000       36,118       36,118      100,000
       18       44,309       8,036      8,036      100,000     18,201     18,201      100,000       40,294       40,294      100,000
       19       48,099       7,548      7,548      100,000     18,843     18,843      100,000       44,873       44,873      100,000
       20       52,079       6,873      6,873      100,000     19,356     19,356      100,000       49,910       49,910      100,000
       21       56,258       5,988      5,988      100,000     19,718     19,718      100,000       55,475       55,475      100,000
       22       60,646       4,871      4,871      100,000     19,905     19,905      100,000       61,656       61,656      100,000
       23       65,253       3,497      3,497      100,000     19,891     19,891      100,000       68,558       68,558      100,000
       24       70,091       1,834      1,834      100,000     19,643     19,643      100,000       76,311       76,311      100,000
       25       75,170         (*)        (*)          (*)     19,116     19,116      100,000       85,073       85,073      100,000
       26       80,504         (*)        (*)          (*)     18,248     18,248      100,000       94,894       94,894      109,128
       27       86,104         (*)        (*)          (*)     16,963     16,963      100,000      105,704      105,704      119,446
       28       91,984         (*)        (*)          (*)     15,157     15,157      100,000      117,616      117,616      130,554
       29       98,158         (*)        (*)          (*)     12,706     12,706      100,000      130,763      130,763      142,532
       30      104,641         (*)        (*)          (*)      9,468      9,468      100,000      145,305      145,305      155,477

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         943         46      100,943      1,012        115      101,012        1,082          184      101,082
        2        3,229       1,936      1,039      101,936      2,135      1,237      102,135        2,342        1,444      102,342
        3        4,965       2,889      2,081      102,889      3,280      2,472      103,280        3,705        2,897      103,705
        4        6,788       3,802      3,084      103,802      4,450      3,732      104,450        5,181        4,463      105,181
        5        8,703       4,677      4,048      104,677      5,645      5,017      105,645        6,781        6,153      106,781
        6       10,713       5,514      4,975      105,514      6,867      6,328      106,867        8,520        7,981      108,520
        7       12,824       6,302      5,853      106,302      8,105      7,656      108,105       10,397        9,948      110,397
        8       15,040       7,031      6,672      107,031      9,346      8,987      109,346       12,415       12,056      112,415
        9       17,367       7,701      7,431      107,701     10,593     10,324      110,593       14,587       14,318      114,587
       10       19,810       8,302      8,302      108,302     11,832     11,832      111,832       16,919       16,919      116,919
       11       22,376       8,848      8,848      108,848     13,078     13,078      113,078       19,438       19,438      119,438
       12       25,069       9,347      9,347      109,347     14,338     14,338      114,338       22,173       22,173      122,173
       13       27,898       9,803      9,803      109,803     15,614     15,614      115,614       25,147       25,147      125,147
       14       30,868      10,195     10,195      110,195     16,886     16,886      116,886       28,447       28,447      128,447
       15       33,986      10,502     10,502      110,502     18,131     18,131      118,131       32,010       32,010      132,010
       16       37,261      10,731     10,731      110,731     19,353     19,353      119,353       35,866       35,866      135,866
       17       40,699      10,873     10,873      110,873     20,541     20,541      120,541       40,037       40,037      140,037
       18       44,309      10,913     10,913      110,913     21,677     21,677      121,677       44,539       44,539      144,539
       19       48,099      10,847     10,847      110,847     22,750     22,750      122,750       49,397       49,397      149,397
       20       52,079      10,679     10,679      110,679     23,765     23,765      123,765       54,655       54,655      154,655
       21       56,258      10,398     10,398      110,398     24,701     24,701      124,701       60,337       60,337      160,337
       22       60,646       9,972      9,972      109,972     25,523     25,523      125,523       66,454       66,454      166,454
       23       65,253       9,394      9,394      109,394     26,295     26,295      126,295       73,040       73,040      173,040
       24       70,091       8,636      8,636      108,636     26,908     26,908      126,908       80,114       80,114      180,114
       25       75,170       7,694      7,694      107,694     27,344     27,344      127,344       87,716       87,716      187,716
       26       80,504       6,560      6,560      106,560     27,585     27,585      127,585       95,891       95,891      195,891
       27       86,104       5,199      5,199      105,199     27,582     27,582      127,582      104,658      104,658      204,658
       28       91,984       3,604      3,604      103,604     27,315     27,315      127,315      114,068      114,068      214,068
       29       98,158       1,762      1,762      101,762     26,752     26,752      126,752      124,170      124,170      224,170
       30      104,641           0          0            0     25,840     25,840      125,840      134,993      134,993      234,993

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        1,575         747          0      100,747        809          0      100,809          872            0      100,872
        2        3,229       1,661        763      101,661      1,839        941      101,839        2,025        1,127      102,025
        3        4,965       2,530      1,722      102,530      2,881      2,073      102,881        3,262        2,454      103,262
        4        6,788       3,352      2,634      103,352      3,933      3,215      103,933        4,589        3,871      104,589
        5        8,703       4,124      3,496      104,124      4,993      4,365      104,993        6,013        5,385      106,013
        6       10,713       4,842      4,304      104,842      6,055      5,517      106,055        7,537        6,999      107,537
        7       12,824       5,502      5,053      105,502      7,114      6,665      107,114        9,166        8,717      109,166
        8       15,040       6,097      5,738      106,097      8,162      7,803      108,162       10,902       10,543      110,902
        9       17,367       6,619      6,350      106,619      9,190      8,921      109,190       12,749       12,480      112,749
       10       19,810       7,065      7,065      107,065     10,191     10,191      110,191       14,709       14,709      114,709
       11       22,376       7,426      7,426      107,426     11,155     11,155      111,155       16,786       16,786      116,786
       12       25,069       7,697      7,697      107,697     12,073     12,073      112,073       18,983       18,983      118,983
       13       27,898       7,874      7,874      107,874     12,937     12,937      112,937       21,309       21,309      121,309
       14       30,868       7,950      7,950      107,950     13,737     13,737      113,737       23,764       23,764      123,764
       15       33,986       7,913      7,913      107,913     14,455     14,455      114,455       26,350       26,350      126,350
       16       37,261       7,752      7,752      107,752     15,075     15,075      115,075       29,154       29,154      129,154
       17       40,699       7,455      7,455      107,455     15,578     15,578      115,578       32,103       32,103      132,103
       18       44,309       7,004      7,004      107,004     15,937     15,937      115,937       35,191       35,191      135,191
       19       48,099       6,379      6,379      106,379     16,125     16,125      116,125       38,408       38,408      138,408
       20       52,079       5,563      5,563      105,563     16,112     16,112      116,112       41,745       41,745      141,745
       21       56,258       4,539      4,539      104,539     15,871     15,871      115,871       45,197       45,197      145,197
       22       60,646       3,293      3,293      103,293     15,371     15,371      115,371       48,752       48,752      148,752
       23       65,253       1,809      1,809      101,809     14,585     14,585      114,585       52,405       52,405      152,405
       24       70,091          70         70      100,070     13,475     13,475      113,475       56,141       56,141      156,141
       25       75,170         (*)        (*)          (*)     11,996     11,996      111,996       59,933       59,933      159,933
       26       80,504         (*)        (*)          (*)     10,089     10,089      110,089       63,745       63,745      163,745
       27       86,104         (*)        (*)          (*)      7,684      7,684      107,684       67,523       67,523      167,523
       28       91,984         (*)        (*)          (*)      4,691      4,691      104,691       71,195       71,195      171,195
       29       98,158         (*)        (*)          (*)      1,020      1,020      101,020       74,681       74,681      174,681
       30      104,641         (*)        (*)          (*)        (*)        (*)          (*)       77,902       77,902      177,902

(1)     No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)     Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        2,625       1,533        371      100,000      1,647        485      100,000        1,762          599      100,000
        2        5,381       3,104      1,941      100,000      3,431      2,268      100,000        3,772        2,609      100,000
        3        8,275       4,625      3,579      100,000      5,267      4,221      100,000        5,964        4,918      100,000
        4       11,314       6,078      5,148      100,000      7,141      6,211      100,000        8,341        7,411      100,000
        5       14,505       7,447      6,633      100,000      9,036      8,222      100,000       10,905       10,091      100,000
        6       17,855       8,737      8,039      100,000     10,960     10,262      100,000       13,684       12,986      100,000
        7       21,373       9,943      9,362      100,000     12,910     12,328      100,000       16,699       16,118      100,000
        8       25,066      11,052     10,587      100,000     14,875     14,410      100,000       19,968       19,503      100,000
        9       28,945      12,062     11,714      100,000     16,854     16,505      100,000       23,520       23,172      100,000
       10       33,017      12,980     12,980      100,000     18,857     18,857      100,000       27,400       27,400      100,000
       11       37,293      13,793     13,793      100,000     20,877     20,877      100,000       31,739       31,739      100,000
       12       41,782      14,476     14,476      100,000     22,892     22,892      100,000       36,497       36,497      100,000
       13       46,497      15,025     15,025      100,000     24,903     24,903      100,000       41,735       41,735      100,000
       14       51,446      15,415     15,415      100,000     26,893     26,893      100,000       47,511       47,511      100,000
       15       56,644      15,639     15,639      100,000     28,949     28,949      100,000       53,913       53,913      100,000
       16       62,101      15,691     15,691      100,000     30,997     30,997      100,000       61,045       61,045      100,000
       17       67,831      15,536     15,536      100,000     33,017     33,017      100,000       69,018       69,018      100,000
       18       73,848      15,164     15,164      100,000     35,010     35,010      100,000       77,985       77,985      100,000
       19       80,165      14,555     14,555      100,000     36,973     36,973      100,000       88,129       88,129      100,000
       20       86,798      13,667     13,667      100,000     38,890     38,890      100,000       99,603       99,603      106,575
       21       93,763      12,467     12,467      100,000     40,753     40,753      100,000      112,329      112,329      117,946
       22      101,076      10,871     10,871      100,000     42,524     42,524      100,000      126,332      126,332      132,649
       23      108,755       8,813      8,813      100,000     44,183     44,183      100,000      141,732      141,732      148,819
       24      116,818       6,215      6,215      100,000     45,708     45,708      100,000      158,661      158,661      166,594
       25      125,284       2,976      2,976      100,000     47,071     47,071      100,000      177,258      177,258      186,121
       26      134,173         (*)        (*)          (*)     48,244     48,244      100,000      197,678      197,678      207,562
       27      143,506         (*)        (*)          (*)     49,200     49,200      100,000      220,086      220,086      231,090
       28      153,307         (*)        (*)          (*)     49,893     49,893      100,000      244,659      244,659      256,892
       29      163,597         (*)        (*)          (*)     50,268     50,268      100,000      271,586      271,586      285,165
       30      174,402         (*)        (*)          (*)     50,237     50,237      100,000      301,066      301,066      316,119

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        2,625       1,210         48      100,000      1,314        152      100,000        1,419          256      100,000
        2        5,381       2,538      1,375      100,000      2,827      1,664      100,000        3,130        1,967      100,000
        3        8,275       3,769      2,723      100,000      4,330      3,284      100,000        4,941        3,895      100,000
        4       11,314       4,898      3,968      100,000      5,816      4,886      100,000        6,857        5,927      100,000
        5       14,505       5,916      5,103      100,000      7,275      6,462      100,000        8,882        8,069      100,000
        6       17,855       6,814      6,117      100,000      8,698      8,001      100,000       11,022       10,324      100,000
        7       21,373       7,581      7,000      100,000     10,072      9,491      100,000       13,281       12,700      100,000
        8       25,066       8,200      7,735      100,000     11,379     10,914      100,000       15,661       15,196      100,000
        9       28,945       8,653      8,305      100,000     12,600     12,251      100,000       18,167       17,818      100,000
       10       33,017       8,925      8,925      100,000     13,716     13,716      100,000       20,805       20,805      100,000
       11       37,293       8,996      8,996      100,000     14,708     14,708      100,000       23,587       23,587      100,000
       12       41,782       8,851      8,851      100,000     15,556     15,556      100,000       26,529       26,529      100,000
       13       46,497       8,469      8,469      100,000     16,240     16,240      100,000       29,748       29,748      100,000
       14       51,446       7,826      7,826      100,000     16,730     16,730      100,000       33,197       33,197      100,000
       15       56,644       6,885      6,885      100,000     16,989     16,989      100,000       36,908       36,908      100,000
       16       62,101       5,596      5,596      100,000     16,966     16,966      100,000       40,917       40,917      100,000
       17       67,831       3,893      3,893      100,000     16,591     16,591      100,000       45,266       45,266      100,000
       18       73,848       1,689      1,689      100,000     15,776     15,776      100,000       50,008       50,008      100,000
       19       80,165         (*)        (*)          (*)     14,416     14,416      100,000       55,221       55,221      100,000
       20       86,798         (*)        (*)          (*)     12,393     12,393      100,000       61,017       61,017      100,000
       21       93,763         (*)        (*)          (*)      9,571      9,571      100,000       67,554       67,554      100,000
       22      101,076         (*)        (*)          (*)      5,787      5,787      100,000       75,040       75,040      100,000
       23      108,755         (*)        (*)          (*)        836        836      100,000       83,755       83,755      100,000
       24      116,818         (*)        (*)          (*)        (*)        (*)          (*)       94,068       94,068      100,000
       25      125,284         (*)        (*)          (*)        (*)        (*)          (*)      105,902      105,902      111,197
       26      134,173         (*)        (*)          (*)        (*)        (*)          (*)      118,857      118,857      124,800
       27      143,506         (*)        (*)          (*)        (*)        (*)          (*)      133,024      133,024      139,675
       28      153,307         (*)        (*)          (*)        (*)        (*)          (*)      148,495      148,495      155,920
       29      163,597         (*)        (*)          (*)        (*)        (*)          (*)      165,367      165,367      173,635
       30      174,402         (*)        (*)          (*)        (*)        (*)          (*)      183,741      183,741      192,928

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        2,625       1,521        358      101,521      1,634        471      101,634        1,747          585      101,747
        2        5,381       3,068      1,905      103,068      3,390      2,228      103,390        3,727        2,565      103,727
        3        8,275       4,553      3,507      104,553      5,185      4,138      105,185        5,870        4,824      105,870
        4       11,314       5,957      5,027      105,957      6,995      6,065      106,995        8,168        7,238      108,168
        5       14,505       7,260      6,446      107,260      8,803      7,989      108,803       10,618        9,804      110,618
        6       17,855       8,467      7,770      108,467     10,611      9,913      110,611       13,236       12,538      113,236
        7       21,373       9,572      8,991      109,572     12,410     11,829      112,410       16,032       15,450      116,032
        8       25,066      10,558     10,093      110,558     14,182     13,717      114,182       19,004       18,539      119,004
        9       28,945      11,422     11,073      111,422     15,920     15,571      115,920       22,165       21,816      122,165
       10       33,017      12,169     12,169      112,169     17,625     17,625      117,625       25,537       25,537      125,537
       11       37,293      12,787     12,787      112,787     19,282     19,282      119,282       29,216       29,216      129,216
       12       41,782      13,245     13,245      113,245     20,855     20,855      120,855       33,119       33,119      133,119
       13       46,497      13,537     13,537      113,537     22,329     22,329      122,329       37,260       37,260      137,260
       14       51,446      13,634     13,634      113,634     23,672     23,672      123,672       41,634       41,634      141,634
       15       56,644      13,532     13,532      113,532     24,866     24,866      124,866       46,253       46,253      146,253
       16       62,101      13,225     13,225      113,225     25,897     25,897      125,897       51,134       51,134      151,134
       17       67,831      12,676     12,676      112,676     26,801     26,801      126,801       56,262       56,262      156,262
       18       73,848      11,880     11,880      111,880     27,481     27,481      127,481       61,654       61,654      161,654
       19       80,165      10,824     10,824      110,824     27,908     27,908      127,908       67,317       67,317      167,317
       20       86,798       9,472      9,472      109,472     28,031     28,031      128,031       73,238       73,238      173,238
       21       93,763       7,801      7,801      107,801     27,806     27,806      127,806       79,414       79,414      179,414
       22      101,076       5,739      5,739      105,739     27,138     27,138      127,138       85,789       85,789      185,789
       23      108,755       3,246      3,246      103,246     25,958     25,958      125,958       92,333       92,333      192,333
       24      116,818         283        283      100,283     24,195     24,195      124,195       99,016       99,016      199,016
       25      125,284         (*)        (*)          (*)     21,690     21,690      121,690      105,789      105,789      205,789
       26      134,173         (*)        (*)          (*)     18,438     18,438      118,438      112,609      112,609      212,609
       27      143,506         (*)        (*)          (*)     14,369     14,369      114,369      119,439      119,439      219,439
       28      153,307         (*)        (*)          (*)      9,384      9,384      109,384      126,214      126,214      226,214
       29      163,597         (*)        (*)          (*)      3,380      3,380      103,380      132,863      132,863      232,863
       30      174,402         (*)        (*)          (*)        (*)        (*)          (*)      139,270      139,270      239,270

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
        1        2,625       1,196         33      101,196      1,299        136      101,299        1,402          239      101,402
        2        5,381       2,495      1,333      102,495      2,780      1,617      102,780        3,078        1,915      103,078
        3        8,275       3,684      2,638      103,684      4,232      3,186      104,232        4,829        3,782      104,829
        4       11,314       4,755      3,825      104,755      5,643      4,713      105,643        6,651        5,721      106,651
        5       14,505       5,695      4,882      105,695      6,999      6,186      106,999        8,540        7,727      108,540
        6       17,855       6,496      5,799      106,496      8,285      7,587      108,285       10,488        9,791      110,488
        7       21,373       7,145      6,564      107,145      9,481      8,900      109,481       12,486       11,905      112,486
        8       25,066       7,623      7,158      107,623     10,563     10,098      110,563       14,516       14,051      114,516
        9       28,945       7,912      7,563      107,912     11,503     11,154      111,503       16,558       16,210      116,558
       10       33,017       7,994      7,994      107,994     12,275     12,275      112,275       18,593       18,593      118,593
       11       37,293       7,854      7,854      107,854     12,851     12,851      112,851       20,598       20,598      120,598
       12       41,782       7,476      7,476      107,476     13,204     13,204      113,204       22,551       22,551      122,551
       13       46,497       6,846      6,846      106,846     13,306     13,306      113,306       24,427       24,427      124,427
       14       51,446       5,947      5,947      105,947     13,122     13,122      113,122       26,195       26,195      126,195
       15       56,644       4,750      4,750      104,750     12,608     12,608      112,608       27,897       27,897      127,897
       16       62,101       3,219      3,219      103,219     11,706     11,706      111,706       29,400       29,400      129,400
       17       67,831       1,308      1,308      101,308     10,348     10,348      110,348       30,627       30,627      130,627
       18       73,848         (*)        (*)          (*)      8,448      8,448      108,448       31,482       31,482      131,482
       19       80,165         (*)        (*)          (*)      5,915      5,915      105,915       31,856       31,856      131,856
       20       86,798         (*)        (*)          (*)      2,666      2,666      102,666       31,640       31,640      131,640
       21       93,763         (*)        (*)          (*)        (*)        (*)          (*)       30,725       30,725      130,725
       22      101,076         (*)        (*)          (*)        (*)        (*)          (*)       28,996       28,996      128,996
       23      108,755         (*)        (*)          (*)        (*)        (*)          (*)       26,330       26,330      126,330
       24      116,818         (*)        (*)          (*)        (*)        (*)          (*)       22,587       22,587      122,587
       25      125,284         (*)        (*)          (*)        (*)        (*)          (*)       17,520       17,520      117,520
       26      134,173         (*)        (*)          (*)        (*)        (*)          (*)       10,976       10,976      110,976
       27      143,506         (*)        (*)          (*)        (*)        (*)          (*)        2,678        2,678      102,678
       28      153,307         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       29      163,597         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)
       30      174,402         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)          (*)

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                           Independent Auditors'Report
                           ---------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsi-bility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000



ASSETS:

   Investments at fair value:

      American Century VP - American Century VP Balanced (ACVPBal)
         751,698 shares (cost $5,761,038) ............................................            $  5,464,844

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,719,456 shares (cost $29,621,878) .........................................              27,133,012

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         641,402 shares (cost $4,998,702) ............................................               4,560,367

      American Century VP - American Century VP International (ACVPInt)
         2,195,234 shares (cost $24,960,400) .........................................              22,457,244

      American Century VP - American Century VP Value (ACVPValue)
         993,474 shares (cost $6,455,614) ............................................               6,626,474

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         560,893 shares (cost $20,057,295) ...........................................              19,333,980

      Dreyfus Stock Index Fund (DryStkIx)
         2,916,220 shares (cost $94,463,397) .........................................              99,151,469

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         7,423 shares (cost $109,681) ................................................                 111,198

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         186,359 shares (cost $7,178,021) ............................................               7,251,216

      Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)
         133,445 shares (cost $3,180,423) ............................................               3,133,294

      Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
         1,240 shares (cost $10,023) .................................................                   9,312

      Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
         55,706 shares (cost $642,516) ...............................................                 409,438

      Gartmore NSAT - International Growth Fund (NSATIntGGM)
         485 shares (cost $4,351) ....................................................                   4,184

      Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
         3,203,060 shares (cost $77,342,410) .........................................              81,742,098

      Fidelity VIP - Growth Portfolio (FidVGr)
         3,594,723 shares (cost $163,738,671) ........................................             156,909,663

      Fidelity VIP - High Income Portfolio (FidVHiIn)
         2,227,615 shares (cost $23,871,326) .........................................              18,221,892

      Fidelity VIP - Overseas Portfolio (FidVOvSe)
         1,186,006 shares (cost $27,088,931) .........................................              23,708,262


      Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
         1,842,797 shares (cost $30,030,427) .........................................              29,484,752

      Fidelity VIP-II - Contrafund Portfolio (FidVCon)
         2,700,005 shares (cost $65,228,997) .........................................              64,098,123

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)
         291,466 shares (cost $6,158,772) ............................................               5,170,603

      Janus Aspen Series - Capital Appreciation Portfolio (JanACapApS)
         111,260 shares (cost $3,462,403) ............................................               2,952,853

      Janus Aspen Series - Global Technology Portfolio (JanAGlTchS)
         374,368 shares (cost $3,600,552) ............................................               2,452,108

      Janus Aspen Series - International Growth Portfolio (JanAIntGrS)
         71,251 shares (cost $2,532,430) .............................................               2,183,137

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,835,880 shares (cost $42,704,496) .........................................              26,950,721

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,136,266 shares (cost $12,686,423) .........................................              12,998,880

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
         49,353 shares (cost $929,737) ...............................................                 820,734

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
         132,751 shares (cost $1,867,711) ............................................               1,798,770

      Nationwide SAT - Money Market Fund (NSATMMkt)
         54,566,630 shares (cost $54,566,630) ........................................              54,566,630

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
         9,385 shares (cost $86,633) .................................................                  87,089

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         46,812 shares (cost $928,079) ...............................................                 760,226

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         839,098 shares (cost $8,529,493) ............................................               7,300,151

      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,570,191 shares (cost $36,915,526) .........................................              31,403,817

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         7,823,938 shares (cost $116,638,842) ........................................              91,070,643

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         1,087,482 shares (cost $43,263,600) .........................................              33,331,338

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         123,921 shares (cost $1,975,004) ............................................               1,974,054

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         294,611 shares (cost $3,793,412) ............................................               3,885,923

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,523,389 shares (cost $26,468,582) .........................................              24,633,198

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         40,589 shares (cost $3,308,006) .............................................               2,872,508

      Oppenheimer Bond Fund/VA (OppBdVA)
         1,019,194 shares (cost $12,141,711) .........................................              11,465,932


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED



      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         388,141 shares (cost $19,916,210) ...........................................              18,099,009

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         1,300,496 shares (cost $33,198,103) .........................................              39,444,056

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         20,034 shares (cost $466,548) ...............................................                 425,931

      Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)
         907,218 shares (cost $15,090,613) ...........................................              15,014,458

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,828,378 shares (cost $39,617,828) .........................................              43,771,379

      Strong VIF - Strong Discovery Fund II (StDisc2)
         555,963 shares (cost $6,750,960) ............................................               6,604,837

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         341,487 shares (cost $3,538,899) ............................................               3,380,723

      Turner NSAT - Growth Focus Fund (NSATGFocTU)
         8,319 shares (cost $73,860) .................................................                  49,664

      The Universal Institutional Funds, Inc. - Emerging Markets Debt
         Portfolio (MSUEmMkt) (formerly Morgan Stanley - Emerging Markets
         Debt Portfolio)
         154,037 shares (cost $1,104,959) ............................................               1,064,394

      The Universal Institutional Funds, Inc. - U.S. Real Estate
        Portfolio (MSUUSRealE) (formerly Van Kampen American Capital -
        Morgan Stanley U.S. Real Estate Portfolio)
        644,110 shares (cost $7,317,681) .............................................               7,413,700

      Van Eck WIT - Worldwide Bond Fund (VEWwBd)
         230,967 shares (cost $2,314,784) ............................................               2,395,125

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         459,359 shares (cost $4,375,000) ............................................               3,808,090

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         345,139 shares (cost $4,161,481) ............................................               4,165,827

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
         204,119 shares (cost $3,673,010) ............................................               2,780,098

      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         856,689 shares (cost $11,140,471) ...........................................               9,192,268

      Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)
         1,539,449 shares (cost $35,827,802) .........................................              25,678,016
                                                                                                 -------------
            Total investments ........................................................           1,071,777,712

   Accounts receivable ...............................................................                 106,585
                                                                                                 -------------
            Total assets .............................................................           1,071,884,297

Accounts payable .....................................................................                  -
                                                                                                 -------------
Contract owners' equity (note 7) .....................................................         $ 1,071,884,297
                                                                                                 =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                            Total
                                                         2000                1999               1998
Investment activity:
  Reinvested dividends.........................    $  14,156,269           14,098,293         11,649,564
  Mortality and expense risk charges (note 3)..       (8,863,841)          (7,660,149)        (6,238,523)
                                                    ------------        -------------      -------------
    Net investment income......................        5,292,428            6,438,144          5,411,041
                                                    ------------        -------------      -------------

  Proceeds from mutual funds shares sold ......      891,657,787          955,670,735        760,513,313
  Cost of mutual fund shares sold..............     (830,522,167)        (897,919,980)      (729,684,314)
                                                    ------------        -------------      -------------
    Realized gain (loss) on investments .......       61,135,620           57,750,755         30,828,999
  Change in unrealized gain (loss)
    on investments.............................     (263,179,099)          93,482,590         26,818,372
                                                    ------------        -------------      -------------
    Net gain (loss) on investments.............     (202,043,479)         151,233,345         57,647,371
                                                    ------------        -------------      -------------
  Reinvested capital gains.....................      117,294,274           39,898,769         43,742,310
                                                    ------------        -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........    $ (79,456,777)         197,570,258        106,800,722
                                                    ============        =============      =============


                                                                           ACVPBal
                                                           2000             1999                1998
Investment activity:
  Reinvested dividends.........................     $     142,768             104,861             73,602
  Mortality and expense risk charges (note 3)..           (43,349)            (43,480)           (38,972)
                                                    -------------       -------------      -------------
    Net investment income......................            99,419              61,381             34,630
                                                    -------------       -------------      -------------

  Proceeds from mutual funds shares sold ......         1,172,289             971,140          1,247,480
  Cost of mutual fund shares sold..............        (1,257,855)         (1,022,836)        (1,152,261)
                                                    -------------       -------------      -------------
    Realized gain (loss) on investments .......           (85,566)            (51,696)            95,219
  Change in unrealized gain (loss)
    on investments.............................          (306,371)           (209,153)            37,264
                                                    -------------       -------------      -------------
    Net gain (loss) on investments.............          (391,937)           (260,849)           132,483
                                                    -------------       -------------      -------------
  Reinvested capital gains.....................            89,903             723,542            456,397
                                                    -------------       -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     $    (202,615)            524,074            623,510
                                                    =============        =============     =============


                                                                            ACVPCapAp
                                                         2000                 1999             1998
Investment activity:
  Reinvested dividends.........................              --                   --                 --
  Mortality and expense risk charges (note 3)..      $   (225,875)           (108,580)           (82,384)
                                                    -------------       -------------      -------------
    Net investment income......................          (225,875)           (108,580)           (82,384)
                                                    -------------       -------------      -------------
  Proceeds from mutual funds shares sold ......        25,900,893          22,591,735          5,476,348
  Cost of mutual fund shares sold..............       (17,223,897)        (21,828,544)        (6,203,432)
                                                    -------------       -------------      -------------
    Realized gain (loss) on investments .......         8,676,996             763,191           (727,084)
  Change in unrealized gain (loss)
    on investments.............................        (7,733,755)          6,761,369            (95,403)
                                                    -------------       -------------      -------------
    Net gain (loss) on investments.............           943,241           7,524,560           (822,487)
                                                    -------------       -------------      -------------
  Reinvested capital gains.....................           750,781                --              626,545
                                                    -------------       -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      $  1,468,147           7,415,980           (278,326)
                                                    =============       =============       ============


                                                                        ACVPincGr
                                                           2000            1999                1998
Investment activity:
  Reinvested dividends.........................   $       25,931                655              7,293
  Mortality and expense risk charges (note 3)..          (33,212)           (27,101)            (7,590)
                                                    ------------      -------------      -------------
    Net investment income......................           (7,281)           (26,446)              (297)
                                                    ------------      -------------      -------------

  Proceeds from mutual funds shares sold.......        6,896,325          4,520,179            579,403
  Cost of mutual fund shares sold..............       (6,623,978)        (4,059,023)          (585,659)
                                                    ------------      -------------      -------------
    Realized gain (loss) on investments........          272,347            461,156             (6,256)
  Change in unrealized gain (loss)
    on investments.............................         (817,445)           247,602            131,508
                                                    ------------      -------------      -------------
    Net gain (loss) on investments.............         (545,098)           708,758            125,252
                                                    ------------      -------------      -------------
  Reinvested capital gains.....................             --                 --                 --
                                                    ------------      -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations.........   $     (552,379)           682,312            124,955
                                                    ============      =============      =============


                                                                            ACVPint
                                                         2000              1999                 1998
Investment activity:
  Reinvested dividends.........................     $     31,996               --               48,574
  Mortality and expense risk charges (note 3)..         (192,630)          (123,973)          (100,304)
                                                   -------------      -------------      -------------
    Net investment income......................         (160,634)          (123,973)           (51,730)
                                                   -------------      -------------      -------------

  Proceeds from mutual funds shares sold.......       28,784,239         25,003,227         26,953,998
  Cost of mutual fund shares sold..............      (24,108,086)       (22,517,439)       (26,717,868)
                                                    ------------      -------------      -------------
    Realized gain (loss) on investments........        4,676,153          2,485,788            236,130
  Change in unrealized gain (loss)
    on investments.............................       (9,830,737)         6,850,984            538,699
                                                   -------------      -------------      -------------
    Net gain (loss) on investments.............       (5,154,584)         9,336,772            774,829
                                                   -------------      -------------      -------------
  Reinvested capital gains.....................          478,387               --              498,647
                                                   -------------      -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations.........     $ (4,836,831)         9,212,799          1,221,746
                                                   =============      =============      =============


                                                                        ACVPValue
                                                        2000              1999              1998
Investment activity:
  Reinvested dividends.........................     $     34,989             26,285             14,238
  Mortality and expense risk charges (note 3)..          (27,164)           (20,993)           (19,998)
                                                   -------------      -------------      -------------
    Net investment income......................            7,825              5,292             (5,760)
                                                   -------------      -------------      -------------
  Proceeds from mutual funds shares sold.......       53,718,428         10,125,505          3,978,821
  Cost of mutual fund shares sold..............      (53,369,596)       (10,140,086)        (4,072,379)
                                                   -------------      -------------      -------------
    Realized gain (loss) on investments........          348,832            (14,581)           (93,558)
  Change in unrealized gain (loss)
    on investments.............................          414,821           (279,501)             7,367
                                                   -------------      -------------      -------------
    Net gain (loss) on investments.............          763,653           (294,082)           (86,191)
                                                   -------------      -------------      -------------
  Reinvested capital gains.....................           89,531            249,026            169,984
                                                   -------------      -------------      -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations.........     $    861,009            (39,764)            78,033
                                                   =============      =============      =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                      DrySRGr
                                                                    ----------------------------------------
                                                                        2000           1999            1998
                                                                    -----------    -----------    ----------
Investment activity:
  Reinvested dividends ..........................................   $   157,148          2,403         18,491
  Mortality and expense risk
    charges (note 3) ............................................      (157,030)      (114,846)       (76,955)
                                                                    -----------    -----------    -----------
    Net investment income .......................................           118       (112,443)       (58,464)
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     4,108,551     17,180,969     30,530,607
  Cost of mutual fund shares sold ...............................    (3,386,569)   (15,391,528)   (29,068,944)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................       721,982      1,789,441      1,461,663
  Change in unrealized gain (loss)
    on investments ..............................................    (3,257,761)     1,688,692        619,023
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................    (2,535,779)     3,478,133      2,080,686
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --          646,972        429,304
                                                                    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........................   $(2,535,661)     4,012,662      2,451,526
                                                                    ===========    ===========    ===========




                                                                                       DryStklx
                                                                    ----------------------------------------
                                                                         2000            1999           1998
                                                                    -----------    -----------    ----------
Investment activity:
  Reinvested dividends ..........................................     1,011,600      1,066,045        840,788
  Mortality and expense risk
    charges (note 3) ............................................      (797,960)      (719,164)      (508,329)
                                                                    -----------    -----------    -----------
    Net investment income .......................................       213,640        346,881        332,459
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    16,033,223     20,339,759     34,044,658
  Cost of mutual fund shares sold ...............................   (11,951,284)   (15,264,747)   (26,882,152)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................     4,081,939      5,075,012      7,162,506
  Change in unrealized gain (loss)
    on investments ..............................................   (16,940,040)    11,113,462      6,892,116
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................   (12,858,101)    16,188,474     14,054,622
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................     1,618,261        920,361        156,109
                                                                    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........................   (11,026,200)    17,455,716     14,543,190
                                                                    ===========    ===========    ===========



                                                                                     DryEuroEq
                                                                   ----------------------------------------
                                                                         2000           1999           1998
                                                                   -----------    -----------    ----------
Investment activity:
  Reinvested dividends ..........................................          234           --             --
  Mortality and expense risk
    charges (note 3) ............................................         (527)
                                                                   -----------    -----------    -----------
    Net investment income .......................................         (293)          --             --
                                                                   -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................      633,945           --             --
  Cost of mutual fund shares sold ...............................     (640,858)          --             --
                                                                   -----------    -----------    -----------
    Realized gain (loss) on investments .........................       (6,913)          --             --
  Change in unrealized gain (loss)
    on investments ..............................................        1,517           --             --
                                                                   -----------    -----------    -----------
    Net gain (loss) on investments ..............................       (5,396)          --             --
                                                                   -----------    -----------    -----------
  Reinvested capital gains ......................................        1,253           --             --
                                                                   -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........................       (4,436)          --             --
                                                                   ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                            FidVGr
                                                           ---------------------------------------------
                                                                2000          1999            1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................   $    196,483         215,538         398,089
  Mortality and expense risk charges (note 3) ..........     (1,438,136)     (1,145,435)       (759,610)
                                                           ------------    ------------    ------------
    Net investment income ..............................     (1,241,653)       (929,897)       (361,521)
                                                           ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............     20,493,336      91,394,903      85,473,779
  Cost of mutual fund shares sold ......................    (16,880,509)    (75,684,409)    (75,903,979)
                                                           ------------    ------------    ------------
    Realized gain (loss) on investments ................      3,612,827      15,710,494       9,569,800
  Change in unrealized gain (loss)
    on investments .....................................    (42,932,678)     17,198,414      10,952,975
                                                           ------------    ------------    ------------
    Net gain (loss) on investments .....................    (39,319,851)     32,908,908      20,522,775
                                                           ------------    ------------    ------------
  Reinvested capital gains .............................     19,550,081      13,551,946      10,413,177
                                                           ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations ...............   $(21,011,423)     45,530,957      30,574,431
                                                           ============    ============    ============


                                                                           FidVHiln
                                                          --------------------------------------------
                                                              2000           1999             1998
                                                          ------------    ------------    ------------
Investment activity:
  Reinvested dividends .................................     1,693,393       2,570,090       1,930,736
  Mortality and expense risk charges (note 3) ..........      (168,596)       (197,828)       (211,621)
                                                          ------------    ------------    ------------
    Net investment income ..............................     1,524,797       2,372,262       1,719,115
                                                          ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............     9,968,353      29,571,691      16,168,581
  Cost of mutual fund shares sold ......................   (10,903,346)    (32,450,313)    (16,734,695)
                                                          ------------    ------------    ------------
    Realized gain (loss) on investments ................      (934,993)     (2,878,622)       (566,114)
  Change in unrealized gain (loss)
    on investments .....................................    (6,237,391)      2,437,032      (3,958,695)
                                                          ------------    ------------    ------------
    Net gain (loss) on investments .....................    (7,172,384)       (441,590)     (4,524,809)
                                                          ------------    ------------    ------------
  Reinvested capital gains .............................          --            96,078       1,226,822
                                                          ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations ...............    (5,647,587)      2,026,750      (1,578,872)
                                                          ============    ============    ============


                                                                           FidVOvSe
                                                          --------------------------------------------
                                                              2000            1999            1998
                                                          ------------    ------------    ------------
Investment activity:
  Reinvested dividends .................................       425,125         332,184         372,727
  Mortality and expense risk charges (note 3) ..........      (230,607)       (199,894)       (167,806)
                                                          ------------    ------------    ------------
    Net investment income ..............................       194,518         132,290         204,921
                                                          ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............    10,777,638      34,092,869      23,614,905
  Cost of mutual fund shares sold ......................    (9,504,431)    (31,976,653)    (22,518,443)
                                                          ------------    ------------    ------------
    Realized gain (loss) on investments ................     1,273,207       2,116,216       1,096,462
  Change in unrealized gain (loss)
    on investments .....................................   (10,130,820)      6,394,423           2,343
                                                          ------------    ------------    ------------
    Net gain (loss) on investments .....................    (8,857,613)      8,510,639       1,098,805
                                                          ------------    ------------    ------------
  Reinvested capital gains .............................     2,677,139         535,780       1,098,564
                                                          ------------    ------------    ------------
      Net increase (decrease) in contract owners
        equity resulting from operations ...............    (5,985,956)      9,178,709       2,402,290
                                                          ============    ============    ============




                                                                              FidVAM
                                                           ---------------------------------------------
                                                                2000           1999              1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................   $  1,031,299       1,040,155         894,977
  Mortality and expense risk charges (note 3) ..........       (267,155)       (270,444)       (239,207)
                                                           ------------    ------------    ------------
    Net investment income ..............................        764,144         769,711         655,770
                                                           ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............      4,375,902       4,829,331       3,554,904
  Cost of mutual fund shares sold ......................     (3,632,011)     (3,813,802)     (2,948,897)
                                                           ------------    ------------    ------------
    Realized gain (loss) on investments ................        743,891       1,015,529         606,007
  Change in unrealized gain (loss)
    on investments .....................................     (5,439,784)         26,818          28,492
                                                           ------------    ------------    ------------
    Net gain (loss) on investments .....................     (4,695,893)      1,042,347         634,499
                                                           ------------    ------------    ------------
  Reinvested capital gains .............................      2,429,670       1,317,530       2,684,931
                                                           ------------    ------------    ------------
      Net increase (decrease) in contract owners .......
        equity resulting from operations ...............   $ (1,502,079)      3,129,588       3,975,200
                                                           ============    ============    ============



                                                                              FidVCon
                                                           ---------------------------------------------
                                                               2000             1999           1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................        244,158         261,343         208,958
  Mortality and expense risk charges (note 3) ..........       (521,700)       (460,248)       (316,241)
                                                           ------------    ------------    ------------
    Net investment income ..............................       (277,542)       (198,905)       (107,283)
                                                           ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............      7,260,544      25,340,625       5,270,262
  Cost of mutual fund shares sold ......................     (5,658,545)    (16,733,032)     (3,518,595)
                                                           ------------    ------------    ------------
    Realized gain (loss) on investments ................      1,601,999       8,607,593       1,751,667
  Change in unrealized gain (loss)
    on investments .....................................    (15,273,672)      2,632,252       6,821,820
                                                           ------------    ------------    ------------
    Net gain (loss) on investments .....................    (13,671,673)     11,239,845       8,573,487
                                                           ------------    ------------    ------------
  Reinvested capital gains .............................      8,862,945       1,916,516       1,537,336
                                                           ------------    ------------    ------------
      Net increase (decrease) in contract owners .......
        equity resulting from operations ...............     (5,086,270)     12,957,456      10,003,540
                                                           ============    ============    ============



                                                                             FidVGrOp
                                                           ---------------------------------------------
                                                                2000            1999           1998
                                                           ------------    ------------    -------------
Investment activity:
  Reinvested dividends .................................          77,263          58,964          20,203
  Mortality and expense risk charges (note 3) ..........         (40,980)        (47,088)        (35,749)
                                                            ------------    ------------    ------------
    Net investment income ..............................          36,283          11,876         (15,546)
                                                            ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............       5,312,933       3,165,507       6,596,939
  Cost of mutual fund shares sold ......................      (5,576,382)     (2,711,647)     (6,370,749)
                                                            ------------    ------------    ------------
    Realized gain (loss) on investments ................        (263,449)        453,860         226,190
  Change in unrealized gain (loss)
    on investments .....................................      (1,250,959)       (343,328)        577,416
                                                            ------------    ------------    ------------
    Net gain (loss) on investments .....................      (1,514,408)        110,532         803,606
                                                            ------------    ------------    ------------
  Reinvested capital gains .............................         391,834         110,237          70,230
                                                            ------------    ------------    ------------
      Net increase (decrease) in contract owners .......                                               '
        equity resulting from operations ...............      (1,086,291)        232,645         858,290
                                                            ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                     NSATEmMGM
                                                   ----------------------------------------------
                                                       2000            1999            1998
                                                   ----------    --------------   ---------------
Investment activity:
  Reinvested dividends.........................    $     --                 --               --
  Mortality and expense risk charges (note 3)..            (21)             --               --
                                                    ----------    --------------   --------------
    Net investment income......................            (21)             --               --
                                                    ----------    --------------   --------------

  Proceeds from mutual funds shares sold                21,742              --               --
  Cost of mutual fund shares sold..............        (22,889)             --               --
                                                    ----------    --------------   --------------
    Realized gain (loss) on investments........         (1,147)             --               --
  Change in unrealized gain (loss)
    on investments.............................           (711)             --               --
                                                    ----------    --------------   --------------
    Net gain (loss) on investments.............         (1,858)             --               --
                                                    ----------    --------------   --------------
  Reinvested capital gains.....................           --                --               --
                                                    ----------    --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......    $    (1,879)             --               --
                                                    ==========    ==============   ==============



                                                                           NSATGTecGM
                                                      --------------------------------------------------
                                                         2000              1999                1998
                                                      ----------      --------------     ---------------
Investment activity:
  Reinvested dividends.........................                                 --                  --
  Mortality and expense risk charges (note 3)..        $    (918)               --                  --
                                                      ----------      --------------      --------------
    Net investment income......................             (918)               --                  --
                                                      ----------      --------------      --------------

  Proceeds from mutual funds shares sold......            16,330                --                  --
  Cost of mutual fund shares sold.............           (22,265)               --                  --
                                                      ----------      --------------      --------------
    Realized gain (loss) on investments.......            (5,935)               --                  --
  Change in unrealized gain (loss)
    on investments............................          (233,078)               --                  --
                                                      ----------      --------------      --------------
    Net gain (loss) on investments............          (239,013)               --                  --
                                                      ----------      --------------      --------------
  Reinvested capital gains....................             8,554                --                  --
                                                      ----------      --------------      --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations......        $ (231,377)               --                  --
                                                      ==========      ==============      ==============



                                                                  NSATIntGGM
                                                   ------------------------------------------------
                                                      2000            1999              1998
                                                   ----------    -------------   ------------------
Investment activity:
  Reinvested dividends.........................       $    --               --               --
  Mortality and expense risk charges (note 3)..             (14)            --               --
                                                     ----------    -------------   --------------
    Net investment income......................             (14)            --               --
                                                     ----------    -------------   --------------

  Proceeds from mutual funds shares sold.......          23,858             --               --
  Cost of mutual fund shares sold..............         (24,091)            --               --
                                                     ----------    -------------   --------------
    Realized gain (loss) on investments........            (233)            --               --
  Change in unrealized gain (loss)
    on investments.............................            (168)            --               --
                                                     ----------    -------------   --------------
    Net gain (loss) on investments.............            (401)            --               --
                                                     ----------    -------------   --------------
  Reinvested capital gains.....................            --               --               --
                                                     ----------    -------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......       $    (415)            --               --
                                                     ==========    =============   ==============



                                                                       JanACapApS
                                                   -------------------------------------------
                                                       2000            1999            1998
                                                   ----------    --------------   ------------

Investment activity:
  Reinvested dividends.........................    $    19,570              --               --
  Mortality and expense risk charges (note 3)          (10,464)             --               --
                                                   -----------    --------------   --------------
    Net investment income......................          9,106              --               --
                                                   -----------    --------------   --------------

  Proceeds from mutual funds shares sold.......      1,441,203              --               --
  Cost of mutual fund shares sold..............     (1,508,835)             --               --
                                                   -----------    --------------   --------------
    Realized gain (loss) on investments........        (67,632)             --               --
  Change in unrealized gain (loss)
    on investments.............................       (509,550)             --               --
                                                   -----------    --------------   --------------
    Net gain (loss) on investments.............       (577,182)             --               --
                                                   -----------    --------------   --------------
  Reinvested capital gains.....................          --                 --               --
                                                   -----------    --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......    $  (568,076)             --               --
                                                   ===========    ==============   ==============




                                                                     JanAGITchS
                                                   --------------------------------------------
                                                     2000            1999             1998
                                                   ----------    --------------   -------------

Investment activity:
  Reinvested dividends.........................   $    14,871              --               --
  Mortality and expense risk charges (note 3)..       (10,447)             --               --
                                                  -----------    --------------   --------------
    Net investment income......................         4,424              --               --
                                                  -----------    --------------   --------------

  Proceeds from mutual funds shares sold.......       733,862              --               --
  Cost of mutual fund shares sold..............      (720,686)             --               --
                                                  -----------    --------------   --------------
    Realized gain (loss) on investments........        13,176              --               --
  Change in unrealized gain (loss)
    on investments.............................    (1,148,444)             --               --
                                                  -----------    --------------   --------------
    Net gain (loss) on investments.............    (1,135,268)             --               --
                                                  -----------    --------------   --------------
  Reinvested capital gains.....................                            --               --
                                                  -----------    --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......  $(1,130,844)             --               --
                                                  ===========    ==============   ==============




                                                                      JanAintGrS
                                                   ------------------------------------------------
                                                      2000              1999            1998
                                                   ----------    ---------------   ----------------

Investment activity:
  Reinvested dividends.........................     $    68,254             --               --
  Mortality and expense risk charges (note 3)..          (8,795)            --               --
                                                    -----------    -------------   --------------
    Net investment income......................          59,459             --               --
                                                    -----------    -------------   --------------

  Proceeds from mutual funds shares sold.......       1,279,606             --               --
  Cost of mutual fund shares sold..............      (1,460,939)            --               --
                                                    -----------    -------------   --------------
    Realized gain (loss) on investments........        (181,333)            --               --
  Change in unrealized gain (loss)
    on investments.............................        (349,293)            --               --
                                                    -----------    -------------   --------------
    Net gain (loss) on investments.............        (530,626)            --               --
                                                    -----------    -------------   --------------
  Reinvested capital gains.....................            --               --               --
                                                    -----------    -------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......     $  (471,167)            --               --
                                                    ===========    =============   ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                          NSATCapAp
                                                         ----------------------------------------------
                                                           2000              1999              1998
                                                         ------------     ------------     ------------
Investment activity:
  Reinvested dividends...........................        $     64,829          277,922          246,198
  Mortality and expense risk charges (note 3) ...            (262,581)        (323,069)        (258,178)
                                                         ------------     ------------     ------------
    Net investment income.......................             (197,752)         (45,147)         (11,980)
                                                         ------------     ------------     ------------

  Proceeds from mutual funds shares sold                    9,898,396       14,859,491       41,145,976
  Cost of mutual fund shares sold...............           (9,942,866)     (13,314,168)     (37,562,739)
                                                         ------------     ------------     ------------
    Realized gain (loss) on investments                       (44,470)       1,545,323        3,583,237
  Change in unrealized gain (loss)
    on investments..............................          (16,033,473)      (2,937,651)       2,897,785
                                                         ------------     ------------     ------------
    Net gain (loss) on investments..............          (16,077,943)      (1,392,328)       6,481,022
                                                         ------------     ------------     ------------
  Reinvested capital gains......................            6,018,129        2,820,485        1,139,693
                                                         ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $(10,257,566)       1,383,010        7,608,735
                                                         ============     ============     ============




                                                                            NSATGvtBd
                                                          ----------------------------------------------
                                                               2000            1999              1998
                                                          ------------     ------------     ------------
Investment activity:
  Reinvested dividends...........................         $    692,626          787,049          635,908
  Mortality and expense risk charges (note 3) ...              (99,480)        (121,678)        (111,282)
                                                          ------------     ------------     ------------
    Net investment income.......................               593,146          665,371          524,626
                                                          ------------     ------------     ------------

  Proceeds from mutual funds shares sold                    10,368,266       29,946,083       43,945,372
  Cost of mutual fund shares sold...............           (10,500,566)     (30,797,415)     (43,540,184)
                                                          ------------     ------------     ------------
    Realized gain (loss) on investments                       (132,300)        (851,332)         405,188
  Change in unrealized gain (loss)
    on investments..............................               822,785         (301,600)        (159,490)
                                                          ------------     ------------     ------------
    Net gain (loss) on investments..............               690,485       (1,152,932)         245,698
                                                          ------------     ------------     ------------
  Reinvested capital gains......................                  --             25,753           67,018
                                                          ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $  1,283,631         (461,808)         837,342
                                                          ============     ============     ============




                                                                               NSATMCpSTR
                                                            -------------------------------------------------
                                                                2000               1999              1998
                                                            ------------     ---------------    -------------
Investment activity:
  Reinvested dividends...........................           $       --                  --              --
  Mortality and expense risk charges (note 3) ...                 (2,791)               --              --
                                                            ------------     ---------------    ------------
    Net investment income.......................                  (2,791)               --              --
                                                            ------------     ---------------    ------------

  Proceeds from mutual funds shares sold                       1,977,764                --              --
  Cost of mutual fund shares sold...............              (2,065,729)               --              --
                                                            ------------     ---------------    ------------
    Realized gain (loss) on investments                          (87,965)               --              --
  Change in unrealized gain (loss)
    on investments..............................                (109,003)               --              --
                                                            ------------     ---------------    ------------
    Net gain (loss) on investments..............                (196,968)               --              --
                                                            ------------     ---------------    ------------
  Reinvested capital gains......................                  14,918                --              --
                                                            ------------     ---------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......            $   (184,841)               --              --
                                                            ============     ===============    ============




                                                                          NSATMCIxDR
                                                         ----------------------------------------------
                                                           2000              1999              1998
                                                         ------------     ------------     ------------
Investment activity:
  Reinvested dividends..........................         $      5,044             --               --
  Mortality and expense risk charges (note 3) ..               (4,225)            --               --
                                                         ------------     ------------     ------------
    Net investment income.......................                  819             --               --
                                                         ------------     ------------     ------------

  Proceeds from mutual funds shares sold .......            5,847,137             --               --
  Cost of mutual fund shares sold... ...........           (5,829,612)            --               --
                                                         ------------     ------------     ------------
    Realized gain (loss) on investments ........               17,525             --               --
  Change in unrealized gain (loss)
    on investments..............................              (68,941)            --               --
                                                         ------------     ------------     ------------
    Net gain (loss) on investments..............              (51,416)            --               --
                                                         ------------     ------------     ------------
  Reinvested capital gains......................               59,565             --               --
                                                         ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $      8,968             --               --
                                                         ============     ============     ============



                                                                               NSATMMkt
                                                            ----------------------------------------------
                                                                 2000            1999              1998
                                                            -------------  ----------------   ------------
Investment activity:
  Reinvested dividends..........................           $   3,057,620        2,607,883        2,517,296
  Mortality and expense risk charges (note 3) ..                (413,875)        (415,133)        (414,977)
                                                           -------------    -------------     ------------
    Net investment income.......................               2,643,745        2,192,750        2,102,319
                                                           -------------    -------------     ------------

  Proceeds from mutual funds shares sold .......             292,342,512      257,299,024      213,040,345
  Cost of mutual fund shares sold... ...........            (292,342,512)    (257,299,024)    (213,040,345)
                                                           -------------    -------------     ------------
    Realized gain (loss) on investments ........                    --               --               --
  Change in unrealized gain (loss)
    on investments..............................                    --               --               --
                                                           -------------    -------------     ------------
    Net gain (loss) on investments..............                    --               --               --
                                                           -------------    -------------     ------------
  Reinvested capital gains......................                    --               --               --
                                                           -------------    -------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......           $   2,643,745        2,192,750        2,102,319
                                                           =============    =============     ============


                                                                             NSATMBdMAS
                                                         -------------------------------------------------
                                                             2000               1999              1998
                                                         ------------     ---------------    -----------
Investment activity:
  Reinvested dividends..........................          $     3,708                --              --
  Mortality and expense risk charges (note 3) ..                 (220)               --              --
                                                         ------------     ---------------    ------------
    Net investment income.......................                3,488                --              --
                                                         ------------     ---------------    ------------

  Proceeds from mutual funds shares sold .......              237,528                --              --
  Cost of mutual fund shares sold... ...........             (238,314)               --              --
                                                         ------------     ---------------    ------------
    Realized gain (loss) on investments ........                 (786)               --              --
  Change in unrealized gain (loss)
    on investments..............................                  457                --              --
                                                         ------------     ---------------    ------------
    Net gain (loss) on investments..............                 (329)               --              --
                                                         ------------     ---------------    ------------
  Reinvested capital gains......................                 --                  --              --
                                                         ------------     ---------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $     3,159                --              --
                                                         ============     ===============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                       NSATSmCapG
                                                       --------------------------------------------
                                                           2000           1999            1998
                                                       -------------  -------------   -------------
Investment activity:
  Reinvested dividends .............................   $       --              --              --
  Mortality and expense risk charges (note 3) ......         (2,514)           --              --
                                                       ------------    ------------    ------------
    Net investment income ..........................         (2,514)           --              --
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........      1,286,406            --              --
  Cost of mutual fund shares sold ..................     (1,360,619)           --              --
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............        (74,213)           --              --
  Change in unrealized gain (loss)
    on investments .................................       (167,853)           --              --
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................       (242,066)           --              --
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................          2,683            --              --
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........   $   (241,897)           --              --
                                                       ============    ============    ============




                                                                      NSATSmCapV
                                                       --------------------------------------------
                                                            2000         1999              1998
                                                       -------------   -------------  -------------
Investment activity:
  Reinvested dividends .............................    $      --              --              --
  Mortality and expense risk charges (note 3) ......        (51,635)        (12,857)         (3,508)
                                                       ------------    ------------    ------------
    Net investment income ..........................        (51,635)        (12,857)         (3,508)
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........      9,626,402      38,165,993       1,549,129
  Cost of mutual fund shares sold ..................     (9,463,196)    (37,730,603)     (1,489,413)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............        163,206         435,390          59,716
  Change in unrealized gain (loss)
    on investments .................................     (1,082,758)       (178,227)         31,642
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................       (919,552)        257,163          91,358
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................      1,418,043         463,979            --
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........    $   446,856         708,285          87,850
                                                       ============    ============    ============



                                                                       NSATSmCo
                                                       --------------------------------------------
                                                           2000           1999           1998
                                                       -------------   -------------  -------------
Investment activity:
  Reinvested dividends .............................  $      8,275            --              --
  Mortality and expense risk charges (note 3) ......      (220,692)       (133,984)       (115,584)
                                                       -----------    ------------    ------------
    Net investment income ..........................      (212,417)       (133,984)       (115,584)
                                                       -----------    ------------    ------------

  Proceeds from mutual funds shares sold ...........    34,607,733      12,258,303      12,262,712
  Cost of mutual fund shares sold ..................   (25,554,105)    (11,935,965)    (13,098,101)
                                                       -----------    ------------    ------------
    Realized gain (loss) on investments ............     9,053,628         322,338        (835,389)
  Change in unrealized gain (loss)
    on investments .................................   (12,312,627)      6,521,648       1,062,670
                                                       -----------    ------------    ------------
    Net gain (loss) on investments .................    (3,258,999)      6,843,986         227,281
                                                       -----------    ------------    ------------
  Reinvested capital gains .........................     5,338,437       1,017,362            --
                                                       -----------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........  $  1,867,021       7,727,364         111,697
                                                       ===========    ============    ============



                                                                       NSATTotRtn
                                                       --------------------------------------------
                                                           2000           1999            1998
                                                       -------------  -------------   -------------
Investment activity:
  Reinvested dividends .............................   $    612,176         663,979         923,892
  Mortality and expense risk charges (note 3) ......       (736,850)       (774,887)       (673,496)
                                                       ------------    ------------    ------------
    Net investment income ..........................       (124,674)       (110,908)        250,396
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........     13,544,946       7,683,042      17,758,523
  Cost of mutual fund shares sold ..................     (9,201,670)     (4,796,181)    (10,907,631)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............      4,343,276       2,886,861       6,850,892
  Change in unrealized gain (loss)
    on investments .................................    (40,766,537)       (615,625)      2,647,189
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................    (36,423,261)      2,271,236       9,498,081
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................     33,726,301       3,857,973       3,859,922
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........   $ (2,821,634)      6,018,301      13,608,399
                                                       ============    ============    ============



                                                                       NBAMTGro
                                                       --------------------------------------------
                                                            2000         1999              1998
                                                       -------------   -------------  -------------
Investment activity:
  Reinvested dividends .............................   $       --              --              --
  Mortality and expense risk charges (note 3) ......       (326,947)       (183,268)       (153,887)
                                                       ------------    ------------    ------------
    Net investment income ..........................       (326,947)       (183,268)       (153,887)
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........     29,136,062      90,781,328      28,296,554
  Cost of mutual fund shares sold ..................    (19,441,919)    (88,544,143)    (30,054,251)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............      9,694,143       2,237,185      (1,757,697)
  Change in unrealized gain (loss)
    on investments .................................    (18,572,555)      7,073,105         273,491
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................     (8,878,412)      9,310,290      (1,484,206)
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................      3,211,533       1,124,154       4,778,935
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........   $ (5,993,826)     10,251,176       3,140,842
                                                       ============    ============    ============



                                                                         NBAMTGuard
                                                       ---------------------------------------------
                                                            2000           1999           1998
                                                       -------------   -------------  --------------
Investment activity:
  Reinvested dividends .............................    $    12,425           4,569            --
  Mortality and expense risk charges (note 3) ......        (14,688)        (12,787)         (4,780)
                                                       ------------    ------------    ------------
    Net investment income ..........................         (2,263)         (8,218)         (4,780)
                                                       ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...........      2,733,360       8,197,327       1,186,919
  Cost of mutual fund shares sold ..................     (2,651,491)     (8,110,096)     (1,243,303)
                                                       ------------    ------------    ------------
    Realized gain (loss) on investments ............         81,869          87,231         (56,384)
  Change in unrealized gain (loss)
    on investments .................................        (98,383)         43,771          53,662
                                                       ------------    ------------    ------------
    Net gain (loss) on investments .................        (16,514)        131,002          (2,722)
                                                       ------------    ------------    ------------
  Reinvested capital gains .........................           --              --              --
                                                       ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........    $   (18,777)        122,784          (7,502)
                                                       ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                      NBAMTLMat
                                                                    ------------------------------------------
                                                                           2000         1999            1998
                                                                    -------------  -------------   -----------
Investment activity:
  Reinvested dividends ..........................................   $   306,913        277,113        365,591
  Mortality and expense risk charges (note 3) ...................       (32,093)       (35,738)       (42,729)
                                                                    -----------    -----------    -----------
    Net investment income .......................................       274,820        241,375        322,862
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     9,275,328      1,296,663      3,525,682
  Cost of mutual fund shares sold ...............................    (9,541,403)    (1,370,958)    (3,557,763)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................      (266,075)       (74,295)       (32,081)
  Change in unrealized gain (loss)
    on investments ..............................................       223,548       (128,665)       (88,989)
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................       (42,527)      (202,960)      (121,070)
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --             --             --
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $   232,293         38,415        201,792
                                                                    ===========    ===========    ===========




                                                                                    NBAMTPart
                                                                    -----------------------------------------
                                                                          2000          1999           1998
                                                                    -------------   -------------  ----------
Investment activity:
  Reinvested dividends ..........................................  $    217,800        395,343        123,869
  Mortality and expense risk charges (note 3) ...................      (194,093)      (234,549)      (254,428)
                                                                    -----------    -----------    -----------
    Net investment income .......................................        23,707        160,794       (130,559)
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    11,982,768     10,213,406     16,262,946
  Cost of mutual fund shares sold ...............................   (14,409,112)   (10,762,285)   (15,129,583)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................    (2,426,344)      (548,879)     1,133,363
  Change in unrealized gain (loss)
    on investments ..............................................    (2,383,122)     1,854,882     (3,917,798)
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................    (4,809,466)     1,306,003     (2,784,435)
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................     4,631,886        687,554      3,901,869
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................  $   (153,873)     2,154,351        986,875
                                                                    ===========    ===========    ===========



                                                                                    OppAggGrVA
                                                                    ------------------------------------------
                                                                         2000            1999           1998
                                                                    -------------   -------------  -----------
Investment activity:
  Reinvested dividends ..........................................   $      --             --             --
  Mortality and expense risk charges (note 3) ...................        (9,718)          --             --
                                                                    -----------    -----------    -----------
    Net investment income .......................................        (9,718)          --             --
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     8,805,282           --             --
  Cost of mutual fund shares sold ...............................    (9,294,608)          --             --
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................      (489,326)          --             --
  Change in unrealized gain (loss)
    on investments ..............................................      (435,498)          --             --
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................      (924,824)          --             --
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --             --             --
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $  (934,542)          --             --
                                                                    ===========    ===========    ===========



                                                                                     OppBdVA
                                                                    ------------------------------------------
                                                                           2000         1999            1998
                                                                    -------------  -------------   -----------
Investment activity:
  Reinvested dividends ..........................................   $   888,727        563,814        177,251
  Mortality and expense risk charges (note 3) ...................       (84,563)       (91,553)       (91,564)
                                                                    -----------    -----------    -----------
    Net investment income .......................................       804,164        472,261         85,687
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................     2,331,159      3,691,017     25,959,216
  Cost of mutual fund shares sold ...............................    (2,569,226)    (3,697,719)   (25,616,936)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................      (238,067)        (6,702)       342,280
  Change in unrealized gain (loss)
    on investments ..............................................        16,219       (794,086)        13,809
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................      (221,848)      (800,788)       356,089
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................          --           54,146        160,413
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $   582,316       (274,381)       602,189
                                                                    ===========    ===========    ===========



                                                                                    OppCapApVA
                                                                    -----------------------------------------
                                                                          2000          1999           1998
                                                                    -------------   -------------  ----------
Investment activity:
  Reinvested dividends ..........................................   $    18,905         16,006          9,433
  Mortality and expense risk charges (note 3) ...................      (129,760)       (48,619)       (26,246)
                                                                    -----------    -----------    -----------
    Net investment income .......................................      (110,855)       (32,613)       (16,813)
                                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    10,473,722     25,212,861      5,173,603
  Cost of mutual fund shares sold ...............................    (8,613,035)   (24,502,814)    (4,835,421)
                                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........................     1,860,687        710,047        338,182
  Change in unrealized gain (loss)
    on investments ..............................................    (3,665,305)     1,735,399        109,336
                                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............................    (1,804,618)     2,445,446        447,518
                                                                    -----------    -----------    -----------
  Reinvested capital gains ......................................     1,008,850        175,824        113,813
                                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................   $  (906,623)     2,588,657        544,518
                                                                    ===========    ===========    ===========



                                                                                    OppGISecVA
                                                                   ------------------------------------------
                                                                        2000            1999           1998
                                                                   -------------   -------------  -----------
Investment activity:
  Reinvested dividends ..........................................  $    99,579        255,944        389,267
  Mortality and expense risk charges (note 3) ...................     (313,312)      (190,529)      (147,592)
                                                                   -----------    -----------    -----------
    Net investment income .......................................     (213,733)        65,415        241,675
                                                                   -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........................    4,035,642      6,535,136      4,690,056
  Cost of mutual fund shares sold ...............................   (2,393,689)    (4,397,501)    (3,335,880)
                                                                   -----------    -----------    -----------
    Realized gain (loss) on investments .........................    1,641,953      2,137,635      1,354,176
  Change in unrealized gain (loss)
    on investments ..............................................   (5,708,731)     9,595,322       (702,629)
                                                                   -----------    -----------    -----------
    Net gain (loss) on investments ..............................   (4,066,778)    11,732,957        651,547
                                                                   -----------    -----------    -----------
  Reinvested capital gains ......................................    5,565,874        717,222      1,465,275
                                                                   -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........................  $ 1,285,363     12,515,594      2,358,497
                                                                   ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                              OppMGrinVA
                                                        -------------------------------------------------------
                                                           2000                 1999                  1998
                                                        -----------          -----------          -------------
Investment activity:
  Reinvested dividends...............................    $       --                   --                   --
  Mortality and expense risk charges (note 3)........           (965)                --                   --
                                                         -----------          -----------          -----------
    Net investment income............................           (965)                --                   --
                                                         -----------          -----------          -----------

  Proceeds from mutual funds shares sold.............        100,863                 --                   --
  Cost of mutual fund shares sold....................        (98,302)                --                   --
                                                         -----------          -----------          -----------
    Realized gain (loss) on investments..............          2,561                 --                   --
  Change in unrealized gain (loss)
    on investments...................................        (40,617)                --                   --
                                                         -----------          -----------          -----------
    Net gain (loss) on investments...................        (38,056)                --                   --
                                                         -----------          -----------          -----------
  Reinvested capital gains...........................           --                   --                   --
                                                         -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.............  $    (39,021)                --                   --
                                                         ===========          ===========          ===========




                                                                            OppMltStVA
                                                        -----------------------------------------------------
                                                              2000              1999                 1998
                                                        -----------         -----------          ------------
Investment activity:
  Reinvested dividends.............................     $   684,260              480,400              116,421
  Mortality and expense risk charges (note 3)......        (125,117)            (115,579)            (104,971)
                                                        -----------          -----------          -----------
    Net investment income..........................         559,143              364,821               11,450
                                                        -----------          -----------          -----------

  Proceeds from mutual funds shares sold...........       4,981,698            2,796,637            1,906,489
  Cost of mutual fund shares sold..................      (4,584,087)          (2,391,468)          (1,502,365)
                                                        -----------          -----------          -----------
    Realized gain (loss) on investments............         397,611              405,169              404,124
  Change in unrealized gain (loss)
    on investments.................................      (1,160,185)              10,270             (366,305)
                                                        -----------          -----------          -----------
    Net gain (loss) on investments.................        (762,574)             415,439               37,819
                                                        -----------          -----------          -----------
  Reinvested capital gains.........................         993,822              694,901              675,242
                                                        -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........     $   790,391            1,475,161              724,511
                                                        ===========          ===========          ===========



                                                                                 StOpp2
                                                        --------------------------------------------------------
                                                               2000               1999                 1998
                                                        -------------           -----------          -----------
Investment activity:
  Reinvested dividends...........................                 --                   --                 71,635
  Mortality and expense risk charges (note 3)....          $  (355,887)            (283,101)            (220,760)
                                                           -----------          -----------          -----------
    Net investment income........................             (355,887)            (283,101)            (149,125)
                                                           -----------          -----------          -----------

  Proceeds from mutual funds shares sold.........            5,753,763            6,031,119            3,215,306
  Cost of mutual fund shares sold................           (3,771,596)          (4,291,744)          (2,191,788)
                                                           -----------          -----------          -----------
    Realized gain (loss) on investments..........            1,982,167            1,739,375            1,023,518
  Change in unrealized gain (loss)
    on investments...............................           (4,879,451)           5,430,662           (1,078,872)
                                                           -----------          -----------          -----------
    Net gain (loss) on investments...............           (2,897,284)           7,170,037              (55,354)
                                                           -----------          -----------          -----------
  Reinvested capital gains.......................            5,562,609            3,541,869            3,488,003
                                                           -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          $ 2,309,438           10,428,805            3,283,524
                                                           ===========          ===========          ===========


                                                                              StDisc2
                                                        -----------------------------------------------------
                                                              2000              1999                 1998
                                                        -----------         -----------          ------------
Investment activity:
  Reinvested dividends...........................       $       --                     --                   --
  Mortality and expense risk charges (note 3)....           (58,904)             (53,820)             (58,150)
                                                        -----------          -----------          -----------
    Net investment income........................           (58,904)             (53,820)             (58,150)
                                                        -----------          -----------          -----------

  Proceeds from mutual funds shares sold.........         6,435,185            6,370,593            4,234,899
  Cost of mutual fund shares sold................        (5,882,290)          (9,362,884)          (3,682,201)
                                                        -----------          -----------          -----------
    Realized gain (loss) on investments..........           752,995             (982,901)             552,698
  Change in unrealized gain (loss)
    on investments...............................          (482,257)             125,370             (128,321)
                                                        -----------          -----------          -----------
    Net gain (loss) on investments...............           270,638             (866,931)             424,377
                                                        -----------          -----------          -----------
  Reinvested capital gains.......................              --              1,095,870              120,028
                                                        -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     $    (211,734)             114,919              466,265
                                                        ===========          ===========          ===========



                                                                             StIntStk2
                                                        -----------------------------------------------------
                                                              2000              1999                 1998
                                                        -----------         -----------          ------------
Investment activity:
  Reinvested dividends............................      $       --                  7,958               22,725
  Mortality and expense risk charges (note 3).....          (49,525)             (22,468)             (15,028)
                                                        -----------          -----------          -----------
    Net investment income.........................          (49,525)             (14,510)               7,697
                                                        -----------          -----------          -----------

  Proceeds from mutual funds shares sold..........       45,151,810           12,615,085            4,328,033
  Cost of mutual fund shares sold...                    (45,538,936)         (11,285,141)          (4,573,810)
                                                        -----------          -----------          -----------
    Realized gain (loss) on investments...........         (387,126)           1,329,944             (245,777)
  Change in unrealized gain (loss)
    on investments................................       (1,546,991)           1,572,604              138,162
                                                        -----------          -----------          -----------
    Net gain (loss) on investments................       (1,934,117)           2,902,548             (107,615)
                                                        -----------          -----------          -----------
  Reinvested capital gains........................             --                   --                   --
                                                        -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........     $ (1,983,642)           2,888,038              (99,918)
                                                        ===========          ===========          ===========



                                                                                NSATGFocTU
                                                        ---------------------------------------------------------
                                                                2000               1999                 1998
                                                        -------------           -----------          ------------
Investment activity:
  Reinvested dividends...........................             $    --                   --                   --
  Mortality and expense risk charges (note 3)....                  (100)                --                   --
                                                            -----------          -----------          -----------
    Net investment income........................                  (100)                --                   --
                                                            -----------          -----------          -----------

  Proceeds from mutual funds shares sold.........                 7,483                 --                   --
  Cost of mutual fund shares sold................               (10,247)                --                   --
                                                            -----------          -----------          -----------
    Realized gain (loss) on investments..........                (2,764)                --                   --
  Change in unrealized gain (loss)
    on investments...............................               (24,195)                --                   --
                                                            -----------          -----------          -----------
    Net gain (loss) on investments...............               (26,959)                --                   --
                                                            -----------          -----------          -----------
  Reinvested capital gains.......................                 --                   --                   --
                                                            -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........             $ (27,059)                --                   --
                                                            ===========          ===========          ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                                 MSUEmMkt
                                                        ---------------------------------------------------------
                                                                2000                1999                1998
                                                        ---------------        -------------   ------------------
Investment activity:
  Reinvested dividends..........................         $     108,788               84,322               37,885
  Mortality and expense risk charges (note 3) ..                (6,391)              (3,195)              (2,400)
                                                         -------------          -----------          -----------
    Net investment income.......................               102,397               81,127               35,485
                                                         -------------          -----------          -----------

  Proceeds from mutual funds shares sold .......               696,248            1,067,995            2,208,004
  Cost of mutual fund shares sold...............              (669,859)          (1,041,803)          (2,302,818)
                                                         -------------          -----------          -----------
    Realized gain (loss) on investments                         26,389               26,192              (94,814)
  Change in unrealized gain (loss)
    on investments..............................               (38,552)              29,379              (33,784)
                                                         -------------          -----------          -----------
    Net gain (loss) on investments..............               (12,163)              55,571             (128,598)
                                                         -------------          -----------          -----------
  Reinvested capital gains......................                  --                   --                   --
                                                         -------------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......        $       90,234              136,698              (93,113)
                                                         =============          ===========          ===========




                                                                               MSUUSRealE
                                                        --------------------------------------------------------
                                                                2000              1999                  1998
                                                        ---------------        -------------       -------------
Investment activity:
  Reinvested dividends..........................          $   514,484              400,217               12,298
  Mortality and expense risk charges (note 3) ..              (46,629)             (44,010)             (52,029)
                                                          -----------          -----------          -----------
    Net investment income.......................              467,855              356,207              (39,731)
                                                          -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......           11,404,275            6,089,310            4,635,925
  Cost of mutual fund shares sold...............          (10,957,678)          (7,139,977)          (5,200,298)
                                                          -----------          -----------          -----------
    Realized gain (loss) on investments                       446,597           (1,050,667)            (564,373)
  Change in unrealized gain (loss)
    on investments..............................              443,730              478,383             (513,939)
                                                          -----------          -----------          -----------
    Net gain (loss) on investments..............              890,327             (572,284)          (1,078,312)
                                                          -----------          -----------          -----------
  Reinvested capital gains......................               36,959                 --                121,016
                                                          -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $ 1,395,141             (216,077)            (997,027)
                                                          ===========          ===========          ===========



                                                                                 VEWwBd
                                                        ------------------------------------------------------
                                                              2000                1999                1998
                                                        -------------         -------------        -----------
Investment activity:
  Reinvested dividends..........................         $   125,433              135,225               24,030
  Mortality and expense risk charges (note 3) ..             (21,681)             (25,601)             (26,599)
                                                         -----------          -----------          -----------
    Net investment income.......................             103,752              109,624               (2,569)
                                                         -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......          11,085,379            4,442,114            7,510,962
  Cost of mutual fund shares sold...............         (11,357,847)          (4,822,035)          (7,101,791)
                                                         -----------          -----------          -----------
    Realized gain (loss) on investments                     (272,468)            (379,921)             409,171
  Change in unrealized gain (loss)
    on investments..............................             148,290              (74,747)             (35,624)
                                                         -----------          -----------          -----------
    Net gain (loss) on investments..............            (124,178)            (454,668)             373,547
                                                         -----------          -----------          -----------
  Reinvested capital gains......................                --                 60,420                 --
                                                         -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $   (20,426)            (284,624)             370,978
                                                         ===========          ===========          ===========




                                                                                 VEWwEmgMkt
                                                        ---------------------------------------------------------
                                                                2000                1999                1998
                                                        ---------------        -------------   ------------------
Investment activity:
  Reinvested dividends..........................        $         --                   --                 20,182
  Mortality and expense risk charges (note 3) ..               (53,777)             (32,044)             (14,186)
                                                         -------------          -----------          -----------
    Net investment income.......................               (53,777)             (32,044)               5,996
                                                         -------------          -----------          -----------

  Proceeds from mutual funds shares sold .......            22,197,969           26,145,515            4,758,410
  Cost of mutual fund shares sold...............           (22,523,533)         (24,002,878)          (6,579,731)
                                                         -------------          -----------          -----------
    Realized gain (loss) on investments                       (325,564)           2,142,637           (1,821,321)
  Change in unrealized gain (loss)
    on investments..............................            (2,614,711)           1,939,640              923,464
                                                         -------------          -----------          -----------
    Net gain (loss) on investments..............            (2,940,275)           4,082,277             (897,857)
                                                         -------------          -----------          -----------
  Reinvested capital gains......................                  --                   --                 17,939
                                                         -------------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......        $   (2,994,052)           4,050,233             (873,922)
                                                         =============          ===========          ===========



                                                                                VEWwHrdAst
                                                        --------------------------------------------------------
                                                                2000              1999                  1998
                                                        ---------------        -------------       -------------
Investment activity:
  Reinvested dividends..........................          $    47,340               61,762               35,945
  Mortality and expense risk charges (note 3) ..              (36,261)             (36,567)             (38,345)
                                                          -----------          -----------          -----------
    Net investment income.......................               11,079               25,195               (2,400)
                                                          -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......           17,958,019           19,298,812           13,571,199
  Cost of mutual fund shares sold...............          (17,432,316)         (18,689,697)         (17,132,731)
                                                          -----------          -----------          -----------
    Realized gain (loss) on investments                       525,703              609,115           (3,561,532)
  Change in unrealized gain (loss)
    on investments..............................             (152,863)             199,401              644,209
                                                          -----------          -----------          -----------
    Net gain (loss) on investments..............              372,840              808,516           (2,917,323)
                                                          -----------          -----------          -----------
  Reinvested capital gains......................                 --                   --                882,647
                                                          -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......          $   383,919              833,711           (2,037,076)
                                                          ===========          ===========          ===========



                                                                                WPTGloPVC
                                                        ------------------------------------------------------
                                                              2000                1999                1998
                                                        -------------         -------------        -----------
Investment activity:
  Reinvested dividends..........................                --                   --                   --
  Mortality and expense risk charges (note 3) ..         $   (26,477)             (13,686)              (6,193)
                                                         -----------          -----------          -----------
    Net investment income.......................             (26,477)             (13,686)              (6,193)
                                                         -----------          -----------          -----------

  Proceeds from mutual funds shares sold .......          21,730,640           11,451,361            4,879,898
  Cost of mutual fund shares sold...............         (21,573,716)         (10,619,693)          (4,873,755)
                                                         -----------          -----------          -----------
    Realized gain (loss) on investments                      156,924              831,668                6,143
  Change in unrealized gain (loss)
    on investments..............................          (1,447,278)             489,466               66,492
                                                         -----------          -----------          -----------
    Net gain (loss) on investments..............          (1,290,354)           1,321,134               72,635
                                                         -----------          -----------          -----------
  Reinvested capital gains......................             359,529                 --                   --
                                                         -----------          -----------          -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......         $  (957,302)           1,307,448               66,442
                                                         ===========          ===========          ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                     WPTIntEq
                                                  ---------------------------------------------
                                                        2000           1999            1998
                                                  -------------  -------------   --------------
Investment activity:
Reinvested dividends ..........................   $     51,283         106,392          50,333
Mortality and expense risk charges (note 3) ...        (81,674)        (70,225)        (72,995)
                                                  ------------    ------------    ------------
  Net investment income .......................        (30,391)         36,167         (22,662)
                                                  ------------    ------------    ------------

Proceeds from mutual funds shares sold ........     11,655,731      19,261,615       9,538,799
Cost of mutual fund shares sold ...............    (11,306,949)    (18,047,381)     (9,941,358)
                                                  ------------    ------------    ------------
  Realized gain (loss) on investments .........        348,782       1,214,234        (402,559)
Change in unrealized gain (loss)
  on investments ..............................     (4,794,748)      3,271,039         929,287
                                                  ------------    ------------    ------------
  Net gain (loss) on investments ..............     (4,445,966)      4,485,273         526,728
                                                  ------------    ------------    ------------
Reinvested capital gains ......................      1,233,063            --              --
                                                  ------------    ------------    ------------
  Net increase (decrease) in contract owners'
    equity resulting from operations ........     $ (3,243,294)      4,521,440         504,066
                                                  ============    ============    ============




                                                                       WPTSmCoGr
                                                  ---------------------------------------------
                                                          2000            1999           1998
                                                  -------------   -------------  --------------
Investment activity:
Reinvested dividends ..........................           --              --              --
Mortality and expense risk charges (note 3) ...   $   (216,538)       (114,737)       (106,735)
                                                  ------------    ------------    ------------
  Net investment income .......................       (216,538)       (114,737)       (106,735)
                                                  ------------    ------------    ------------

Proceeds from mutual funds shares sold ........     42,618,463      12,560,036      11,652,539
Cost of mutual fund shares sold ...............    (37,312,904)    (11,995,881)    (11,657,359)
                                                  ------------    ------------    ------------
  Realized gain (loss) on investments .........      5,305,559         564,155          (4,820)
Change in unrealized gain (loss)
  on investments ..............................    (18,360,336)      8,391,845        (287,723)
                                                  ------------    ------------    ------------
  Net gain (loss) on investments ..............    (13,054,777)      8,956,000        (292,543)
                                                  ------------    ------------    ------------
Reinvested capital gains ......................      5,714,137         709,970            --
                                                  ------------    ------------    ------------
  Net increase (decrease) in contract owners'
    equity resulting from operations ........     $ (7,557,178)      9,551,233        (399,278)
                                                  ============    ============    ============




See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                   Total                                    ACVPBal
                                               -----------------------------------------    --------------------------------------
                                                    2000            1999         1998          2000          1999          1998
                                               -------------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ......................$    5,292,428     6,438,144     5,411,041        99,419        61,381        34,630
  Realized gain (loss) on investments ........    61,135,620    57,750,755    30,828,999       (85,566)      (51,696)       95,219
  Change in unrealized gain (loss)
    on investments ...........................  (263,179,099)   93,482,590    26,818,372      (306,371)     (209,153)       37,264
  Reinvested capital gains ...................   117,294,274    39,898,769    43,742,310        89,903       723,542       456,397
                                               ------------- -------------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..............   (79,456,777)  197,570,258   106,800,722      (202,615)      524,074       623,510
                                               ------------- -------------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................   120,946,341   155,876,754   213,764,519       657,944       765,352       617,960
  Transfers between funds ....................          --            --            --        (516,182)      (71,304)    1,045,491
  Surrenders .................................   (41,340,894)  (29,241,082)  (20,881,099)     (287,549)     (170,759)     (139,847)
  Death benefits (note 4) ....................    (2,753,264)   (5,189,106)   (1,636,729)       (2,238)       (3,696)      (12,665)
  Policy loans (net of repayments)
    (note 5) .................................   (18,700,994)  (16,840,767)  (15,272,227)      (90,905)     (109,266)      (97,880)
  Deductions for surrender charges
    (note 2d) ................................    (3,783,229)   (4,371,271)   (2,374,941)      (26,315)      (25,527)      (16,788)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................   (46,656,142)  (46,509,797)  (44,274,845)     (253,169)     (273,361)     (164,907)
  Asset charges (note 3):
    MSP contracts ............................      (600,986)     (560,395)     (433,211)       (5,232)       (4,829)       (2,706)
    LSFP contracts ...........................      (385,150)     (275,681)     (123,032)       (1,420)         (912)         (769)
                                               ------------- -------------    ----------    ----------    ----------    ----------
      Net equity transactions ................     6,725,682    52,888,655   128,768,435      (525,066)      105,698     1,227,889
                                               ------------- -------------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............................    (72,731,095)  250,458,913   235,569,157      (727,681)      629,772     1,851,399
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................  1,144,615,392   894,156,479   658,587,322     6,192,631     5,562,859     3,711,460
                                               ------------- -------------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ................................. $1,071,884,297 1,144,615,392   894,156,479     5,464,950     6,192,631     5,562,859
                                              ============== =============    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................   42,923,800    39,766,962    32,822,084       306,093       299,058       228,431
                                                  ---------- -------------    ----------    ----------    ----------    ----------
  Units purchased .............................    9,658,988    12,461,932    19,664,342        35,007        51,610        98,536
  Units redeemed ..............................   (8,398,585)   (9,305,094)  (12,719,464)      (60,935)      (44,575)      (27,909)
                                                  ---------- -------------    ----------    ----------    ----------    ----------
  Ending units ...............................    44,184,203    42,923,800    39,766,962       280,165       306,093       299,058
                                                  ========== =============    ==========    ==========    ==========    ==========


                                                                     ACVPCapAp
                                                  --------------------------------------
                                                      2000         1999            1998
                                                  ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ......................$     (225,875)     (108,580)      (82,384)
  Realized gain (loss) on investments ........     8,676,996       763,191      (727,084)
  Change in unrealized gain (loss)
    on investments ...........................    (7,733,755)    6,761,369       (95,403)
  Reinvested capital gains ...................       750,781          --         626,545
                                                  ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..............     1,468,147     7,415,980      (278,326)
                                                  ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................     2,321,398     1,955,940     2,567,119
  Transfers between funds ....................     6,725,158       261,755    (1,460,314)
  Surrenders .................................    (1,026,955)     (723,035)     (537,440)
  Death benefits (note 4) ....................       (20,053)      (23,318)       (1,791)
  Policy loans (net of repayments)
    (note 5) .................................      (635,720)     (241,323)     (208,014)
  Deductions for surrender charges
    (note 2d) ................................       (93,980)     (108,087)      (63,643)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ........................    (1,000,118)     (687,205)     (533,669)
  Asset charges (note 3):
    MSP contracts ............................       (12,135)       (3,806)       (5,721)
    LSFP contracts ...........................        (4,320)       (1,392)       (1,625)
                                                  ----------    ----------    ----------
      Net equity transactions ................     6,253,275       429,529      (245,098)
                                                  ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .............................     7,721,422     7,845,509      (523,424)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................    19,440,162    11,594,653    12,118,077
                                                  ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..................................   $27,161,584    19,440,162    11,594,653
                                                 ===========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................      851,973       825,873       825,721
                                                  ----------    ----------    ----------
  Units purchased .............................      379,881       175,114       217,853
  Units redeemed ..............................     (111,311)     (149,014)     (217,701)
                                                  ----------    ----------    ----------
  Ending units ................................    1,120,543       851,973       825,873
                                                  ==========    ==========    ==========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                    ACVPIncGr                               ACVPInt
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (7,281)      (26,446)         (297)     (160,634)     (123,973)      (51,730)
  Realized gain (loss) on investments .........      272,347       461,156        (6,256)    4,676,153     2,485,788       236,130
  Change in unrealized gain (loss)
    on investments ............................     (817,445)      247,602       131,508    (9,830,737)    6,850,984       538,699
  Reinvested capital gains ....................         --            --            --         478,387          --         498,647
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (552,379)      682,312       124,955    (4,836,831)    9,212,799     1,221,746
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      588,512       482,154       115,227     1,859,782     1,793,620     1,075,296
  Transfers between funds .....................       51,206     2,244,545     1,333,797     2,472,737     1,521,029     5,394,451
  Surrenders ..................................     (103,924)      (56,332)       (9,343)     (699,631)     (363,715)      (91,333)
  Death benefits (note 4) .....................      (25,723)         --              (1)      (56,581)      (15,489)      (11,988)
  Policy loans (net of repayments)
    (note 5) ..................................      (54,872)       49,802        (3,122)     (164,750)     (508,785)      (25,253)
  Deductions for surrender charges
    (note 2d) .................................       (9,510)       (8,421)         (970)      (64,025)      (54,372)       (7,357)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (149,381)     (109,013)      (14,226)     (777,200)     (578,192)     (371,602)
  Asset charges (note 3):
    MSP contracts .............................       (3,446)       (3,326)         (527)      (13,908)       (9,808)       (6,965)
    LSFP contracts ............................       (3,118)       (4,278)         (150)      (14,309)       (5,962)       (1,978)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................      289,744     2,595,131     1,420,685     2,542,115     1,778,326     5,953,271
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................     (262,635)    3,277,443     1,545,640    (2,294,716)   10,991,125     7,175,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................    4,823,083     1,545,640          --      24,752,338    13,761,213     6,586,196
                                                  ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................   $4,560,448     4,823,083     1,545,640    22,457,622    24,752,338    13,761,213
                                                  ==========    ==========    ==========    ==========    ==========    ==========
CHANGES IN UNITS:
  Beginning units .............................      378,466       142,086          --         935,555       847,041       475,299
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      100,713       256,957       144,048       201,426       177,900       444,811
  Units redeemed ..............................      (75,269)      (20,577)       (1,962)     (109,345)      (89,386)      (73,069)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      403,910       378,466       142,086     1,027,636       935,555       847,041
                                                  ==========    ==========    ==========    ==========    ==========    ==========
                                                                       ACVPValue
                                                    --------------------------------------
                                                       2000          1999            1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................          7,825         5,292        (5,760)
  Realized gain (loss) on investments .........        348,832       (14,581)      (93,558)
  Change in unrealized gain (loss)
    on investments ............................        414,821      (279,501)        7,367
  Reinvested capital gains ....................         89,531       249,026       169,984
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        861,009       (39,764)       78,033
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        396,314       536,794       402,104
  Transfers between funds .....................      2,843,992       (10,220)      705,143
  Surrenders ..................................       (139,365)      (44,773)      (64,948)
  Death benefits (note 4) .....................           --         (18,972)           (2)
  Policy loans (net of repayments)
    (note 5) ..................................       (132,570)      (46,175)      (39,222)
  Deductions for surrender charges
    (note 2d) .................................        (12,754)       (6,693)       (5,005)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (122,278)     (138,847)      (76,187)
  Asset charges (note 3):
    MSP contracts .............................         (2,874)       (3,246)       (1,389)
    LSFP contracts ............................         (4,255)       (1,972)         (394)
                                                    ----------    ----------    ----------
      Net equity transactions .................      2,826,210       265,896       920,100
                                                    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      3,687,219       226,132       998,133
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      2,939,382     2,713,250     1,715,117
                                                    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................     $6,626,601     2,939,382     2,713,250
                                                    ==========    ==========    ==========
CHANGES IN UNITS:
  Beginning units .............................        225,895       205,278       135,221
                                                    ----------    ----------    ----------
  Units purchased .............................        242,795        49,493        95,366
  Units redeemed ..............................        (33,581)      (28,876)      (25,309)
                                                    ----------    ----------    ----------
  Ending units ................................        435,109       225,895       205,278
                                                    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 DrySRGr                                    DryStkIx
                                                  --------------------------------------    --------------------------------------
                                                      2000         1999          1998          2000          1999          1998
                                                 -----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................         $       118      (112,443)      (58,464)      213,640       346,881       332,459
  Realized gain (loss) on investments ..             721,982     1,789,441     1,461,663     4,081,939     5,075,012     7,162,506
  Change in unrealized gain (loss)
    on investments .....................          (3,257,761)    1,688,692       619,023    (16,940,040)  11,113,462     6,892,116
  Reinvested capital gains .............                --         646,972       429,304     1,618,261       920,361       156,109
                                                 -----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ........          (2,535,661)    4,012,662     2,451,526    (11,026,200)  17,455,716    14,543,190
                                                 -----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................           2,490,032     2,602,017     2,646,682    12,374,808    13,344,420     8,792,308
  Transfers between funds ..............           2,460,935     2,581,796     1,547,337    (5,097,368)   11,928,413    15,454,943
  Surrenders ...........................            (724,497)     (387,508)     (808,738)   (3,029,913)   (2,827,148)     (489,388)
  Death benefits (note 4) ..............             (47,303)      (31,507)       (3,645)     (407,101)     (157,295)     (395,851)
  Policy loans (net of repayments)
    (note 5) ...........................            (577,113)     (488,829)     (431,011)   (1,621,944)   (1,610,756)     (500,204)
  Deductions for surrender charges
    (note 2d) ..........................             (66,301)      (57,929)     (101,807)     (277,277)     (422,632)      (44,357)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................          (1,048,030)     (879,312)     (448,348)   (4,198,947)   (4,097,507)   (2,263,707)
  Asset charges (note 3):
    MSP contracts ......................              (9,779)       (7,129)       (5,343)      (52,991)      (54,699)      (35,299)
    LSFP contracts .....................              (7,247)       (5,332)       (1,518)      (60,980)      (48,577)      (10,025)
                                                 -----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions ..........           2,470,697     3,326,267     2,393,609    (2,371,713)   16,054,219    20,508,420
                                                 -----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity .......................             (64,964)    7,338,929     4,845,135    (13,397,913)  33,509,935    35,051,610
Contract owners' equity beginning
  of period ............................          19,399,304    12,060,375     7,215,240    112,551,441   79,041,506    43,989,896
                                                 -----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ............................         $19,334,340    19,399,304    12,060,375    99,153,528    112,551,441   79,041,506
                                                 ===========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units ......................             556,165       446,957       340,755     3,543,874     2,959,968     2,067,906
                                                 -----------    ----------    ----------    ----------    ----------    ----------
  Units purchased ......................             149,111       173,727       166,034       448,057       907,973     1,147,227
  Units redeemed .......................             (75,419)      (64,519)      (59,832)     (531,576)     (324,067)     (255,165)
                                                 -----------    ----------    ----------    ----------    ----------    ----------
  Ending units .........................             629,857       556,165       446,957     3,460,355     3,543,874     2,959,968
                                                 ===========    ==========    ==========    ==========    ==========    ==========

                                                                 DryEuroEq
                                                   --------------------------------------
                                                      2000          1999            1998
                                                   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................           $     (293)         --           --
  Realized gain (loss) on investments ..               (6,913)         --           --
  Change in unrealized gain (loss)
    on investments .....................                1,517          --           --
  Reinvested capital gains .............                1,253          --           --
                                                   ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ........               (4,436)         --           --
                                                   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................                5,122          --           --
  Transfers between funds ..............              113,027          --           --
  Surrenders ...........................                 --            --           --
  Death benefits (note 4) ..............                 --            --           --
  Policy loans (net of repayments)
    (note 5) ...........................                    2          --           --
  Deductions for surrender charges
    (note 2d) ..........................                 --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................               (2,481)         --           --
  Asset charges (note 3):
    MSP contracts ......................                  (27)         --           --
    LSFP contracts .....................                   (6)         --           --
                                                   ----------    ----------   ----------
      Net equity transactions ..........              115,637          --           --
                                                   ----------    ----------   ----------

Net change in contract
  owners' equity .......................              111,201          --           --
Contract owners' equity beginning
  of period ............................                 --            --           --
                                                   ----------    ----------   ----------
Contract owners' equity end
  of period ............................           $  111,201          --           --
                                                   ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units ......................                 --            --           --
                                                   ----------    ----------   ----------
  Units purchased ......................               12,230          --           --
  Units redeemed .......................                 (273)         --           --
                                                   ----------    ----------   ----------
  Ending units .........................               11,957          --           --
                                                   ==========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  DryVApp                                     DryVGrInc
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $  (10,494)      (13,667)       (2,278)       (1,576)          558         2,926
  Realized gain (loss) on investments .........      206,665       415,445       652,731        67,580        74,977        31,398
  Change in unrealized gain (loss)
    on investments ............................     (365,322)      269,060       173,020      (314,432)      230,049       115,375
  Reinvested capital gains ....................       80,911        29,215         1,151       113,207        87,323        29,897
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      (88,240)      700,053       824,624      (135,221)      392,907       179,596
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      980,051     1,147,358       502,552       350,148       430,878     1,960,370
  Transfers between funds .....................   (1,176,921)    2,166,937     3,058,005       289,849        18,919       533,213
  Surrenders ..................................      101,300      (296,009)      (44,456)      (36,572)      (34,300)     (701,730)
  Death benefits (note 4) .....................       (8,995)      (13,006)           (4)         --         (18,064)           (2)
  Policy loans (net of repayments)
    (note 5) ..................................     (150,408)     (134,352)      (18,317)      (40,935)      (18,736)     (801,908)
  Deductions for surrender charges
    (note 2d) .................................        9,270       (44,251)       (5,020)       (3,347)       (5,128)      (90,325)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (296,841)     (299,558)      (77,478)     (130,262)     (129,582)      (66,760)
  Asset charges (note 3):
    MSP contracts .............................       (2,821)       (3,070)       (1,883)       (3,923)       (3,346)       (1,044)
    LSFP contracts ............................       (5,196)       (2,988)         (535)       (2,236)       (1,645)         (297)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................     (550,561)    2,521,061     3,412,864       422,722       238,996       831,517
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................     (638,801)    3,221,114     4,237,488       287,501       631,903     1,011,113
Contract owners' equity beginning
  of period ...................................    7,890,198     4,669,084       431,596     2,845,869     2,213,966     1,202,853
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................   $7,251,397     7,890,198     4,669,084     3,133,370     2,845,869     2,213,966
                                                  ==========    ==========    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................      540,642       353,868        42,264       191,266       172,937       104,366
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      100,075       246,230       334,723        44,176        59,773        85,459
  Units redeemed ..............................     (137,248)      (59,456)      (23,119)      (15,119)      (41,444)      (16,888)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      503,469       540,642       353,868       220,323       191,266       172,937
                                                  ==========    ==========    ==========    ==========    ==========    ==========


                                                                     FidVEqIn
                                                    --------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................    $   764,744       519,590       382,966
  Realized gain (loss) on investments .........      4,331,220     6,406,550     2,246,297
  Change in unrealized gain (loss)
    on investments ............................     (5,231,085)   (5,267,170)    1,497,328
  Reinvested capital gains ....................      5,255,479     2,726,961     3,551,403
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      5,120,358     4,385,931     7,677,994
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      8,138,570    10,203,955    10,207,531
  Transfers between funds .....................     (10,789,250)  (3,247,107)    2,383,113
  Surrenders ..................................     (3,122,051)   (2,431,139)     (904,020)
  Death benefits (note 4) .....................       (189,944)     (137,938)      (80,375)
  Policy loans (net of repayments)
    (note 5) ..................................     (1,035,827)   (1,117,875)     (597,978)
  Deductions for surrender charges
    (note 2d) .................................       (285,708)     (363,433)      (83,892)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (3,073,309)   (3,725,075)   (4,711,838)
  Asset charges (note 3):
    MSP contracts .............................        (38,789)      (46,610)      (42,703)
    LSFP contracts ............................        (19,695)      (17,059)      (12,127)
                                                    ----------    ----------    ----------
      Net equity transactions .................     (10,416,003)    (882,281)    6,157,711
                                                    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................     (5,295,645)    3,503,650    13,835,705
Contract owners' equity beginning
  of period ...................................     87,067,928    83,564,278    69,728,573
                                                    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................    $81,772,283    87,067,928    83,564,278
                                                    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .............................      2,594,139     2,614,531     2,365,945
                                                    ----------    ----------    ----------
  Units purchased .............................        259,043       349,328       567,736
  Units redeemed ..............................       (576,976)     (369,720)     (319,150)
                                                    ----------    ----------    ----------
  Ending units ................................      2,276,206     2,594,139     2,614,531
                                                    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                 FidVGr                                    FidVHiIn
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .....................   $ (1,241,653)     (929,897)     (361,521)    1,524,797     2,372,262     1,719,115
  Realized gain (loss) on investments .......      3,612,827    15,710,494     9,569,800      (934,993)   (2,878,622)     (566,114)
  Change in unrealized gain (loss)
    on investments ..........................    (42,932,678)   17,198,414    10,952,975    (6,237,391)    2,437,032    (3,958,695)
  Reinvested capital gains ..................     19,550,081    13,551,946    10,413,177          --          96,078     1,226,822
                                                ------------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............    (21,011,423)   45,530,957    30,574,431    (5,647,587)    2,026,750    (1,578,872)
                                                ------------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................     15,063,048    15,418,413    11,800,595     2,816,915     3,767,754     5,333,328
  Transfers between funds ...................      2,949,689    13,284,488     6,611,922    (2,585,935)   (4,726,508)    1,830,834
  Surrenders ................................     (5,630,898)   (3,962,266)   (1,541,170)   (1,009,915)     (711,931)     (481,342)
  Death benefits (note 4) ...................       (464,693)     (299,356)      (54,733)     (215,967)      (83,542)       (9,509)
  Policy loans (net of repayments)
    (note 5) ................................     (3,566,377)   (3,173,351)     (593,726)      (36,510)     (257,597)     (379,699)
  Deductions for surrender charges
    (note 2d) ...............................       (515,300)     (592,322)     (161,482)      (92,420)     (106,427)      (54,547)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................     (6,864,591)   (6,220,078)   (4,387,847)     (982,080)   (1,219,918)   (2,449,174)
  Asset charges (note 3):
    MSP contracts ...........................        (69,249)      (50,059)      (52,749)      (22,334)      (29,175)      (14,696)
    LSFP contracts ..........................        (34,365)      (23,234)      (14,980)       (7,947)       (7,937)       (4,173)
                                                ------------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions ...............        867,264    14,382,235    11,605,830    (2,136,193)   (3,375,281)    3,771,022
                                                ------------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ............................    (20,144,159)   59,913,192    42,180,261    (7,783,780)   (1,348,531)    2,192,150
Contract owners' equity beginning
  of period .................................    177,055,951    117,142,759   74,962,498    26,005,933    27,354,464    25,162,314
                                                ------------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period .................................   $156,911,792    177,055,951   117,142,759   18,222,153    26,005,933    27,354,464
                                                ============    ==========    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ...........................      3,435,387     3,041,033     2,626,715     1,081,513     1,213,502       995,908
                                                ------------    ----------    ----------    ----------    ----------    ----------
  Units purchased ...........................        378,450       730,961       739,051       140,914       174,332       371,192
  Units redeemed ............................       (351,091)     (336,607)     (324,733)     (249,998)     (306,321)     (153,598)
                                                ------------    ----------    ----------    ----------    ----------    ----------
  Ending units .............................       3,462,746     3,435,387     3,041,033       972,429     1,081,513     1,213,502
                                                ============    ==========    ==========    ==========    ==========    ==========

                                                                  FidVOvSe
                                                 --------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .....................   $   194,518       132,290       204,921
  Realized gain (loss) on investments .......     1,273,207     2,116,216     1,096,462
  Change in unrealized gain (loss)
    on investments ..........................    (10,130,820)   6,394,423         2,343
  Reinvested capital gains ..................     2,677,139       535,780     1,098,564
                                                 ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .............    (5,985,956)    9,178,709     2,402,290
                                                 ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................     2,338,549     2,603,811     3,170,855
  Transfers between funds ...................      (191,092)   (1,140,865)     (323,986)
  Surrenders ................................    (1,476,671)     (511,027)     (367,369)
  Death benefits (note 4) ...................       (31,249)      (42,803)      (33,198)
  Policy loans (net of repayments)
    (note 5) ................................      (709,130)     (436,230)     (393,533)
  Deductions for surrender charges
    (note 2d) ...............................      (135,135)      (76,394)      (41,687)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................      (931,867)     (936,056)   (1,268,155)
  Asset charges (note 3):
    MSP contracts ...........................        (9,547)       (9,310)      (11,653)
    LSFP contracts ..........................        (8,001)       (4,398)       (3,309)
                                                 ----------    ----------    ----------
      Net equity transactions ...............    (1,154,143)     (553,272)      727,965
                                                 ----------    ----------    ----------

Net change in contract
  owners' equity ............................    (7,140,099)    8,625,437     3,130,255
Contract owners' equity beginning
  of period .................................    30,848,846    22,223,409    19,093,154
                                                 ----------    ----------    ----------
Contract owners' equity end
  of period .................................   $23,708,747    30,848,846    22,223,409
                                                 ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units ...........................     1,202,196     1,218,999     1,163,140
                                                 ----------    ----------    ----------
  Units purchased ...........................       139,166       165,048       239,485
  Units redeemed ............................      (194,788)     (181,851)     (183,626)
                                                 ----------    ----------    ----------
  Ending units ..............................     1,146,574     1,202,196     1,218,999
                                                 ==========    ==========    ==========







                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  FidVAM                                    FidVCon
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................  $   764,144       769,711       655,770      (277,542)     (198,905)     (107,283)
  Realized gain (loss) on investments .........      743,891     1,015,529       606,007     1,601,999     8,607,593     1,751,667
  Change in unrealized gain (loss)
    on investments ............................   (5,439,784)       26,818        28,492    (15,273,672)   2,632,252     6,821,820
  Reinvested capital gains ....................    2,429,670     1,317,530     2,684,931     8,862,945     1,916,516     1,537,336
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............   (1,502,079)    3,129,588     3,975,200    (5,086,270)   12,957,456    10,003,540
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................    2,378,371     2,909,351     2,483,246     7,336,354     8,483,644     7,814,633
  Transfers between funds .....................   (1,984,742)   (2,311,042)      115,769    (2,948,975)    5,291,011     7,442,220
  Surrenders ..................................     (944,977)     (832,733)   (1,327,378)   (2,212,824)   (1,395,137)   (1,418,496)
  Death benefits (note 4) .....................      (13,747)      (42,640)      (17,947)      (73,090)     (199,019)     (122,001)
  Policy loans (net of repayments)
    (note 5) ..................................     (368,885)     (659,859)     (195,419)   (1,259,765)     (834,500)   (1,095,851)
  Deductions for surrender charges
    (note 2d) .................................      (86,478)     (124,486)     (149,118)     (202,502)     (208,560)     (175,050)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................   (1,085,359)   (1,199,744)     (874,287)   (2,638,799)   (2,643,787)   (1,378,370)
  Asset charges (note 3):
    MSP contracts .............................      (11,244)      (11,668)      (16,611)      (38,581)      (36,244)      (21,960)
    LSFP contracts ............................       (3,046)       (2,332)       (4,717)      (23,285)      (18,084)       (6,237)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................   (2,120,107)   (2,275,153)       13,538    (2,061,467)    8,439,324    11,038,888
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................   (3,622,186)      854,435     3,988,738    (7,147,737)   21,396,780    21,042,428
Contract owners' equity beginning
  of period ...................................   33,107,722    32,253,287    28,264,549    71,247,015    49,850,235    28,807,807
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................  $29,485,536    33,107,722    32,253,287    64,099,278    71,247,015    49,850,235
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................    1,229,226     1,312,905     1,299,236     2,777,590     2,397,557     1,779,871
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      102,304       133,092       205,167       337,798       636,459       831,534
  Units redeemed ..............................     (180,893)     (216,771)     (191,498)     (417,655)     (256,426)     (213,848)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................    1,150,637     1,229,226     1,312,905     2,697,733     2,777,590     2,397,557
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                   FidVGrOp
                                                    --------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................         36,283        11,876       (15,546)
  Realized gain (loss) on investments .........       (263,449)      453,860       226,190
  Change in unrealized gain (loss)
    on investments ............................     (1,250,959)     (343,328)      577,416
  Reinvested capital gains ....................        391,834       110,237        70,230
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (1,086,291)      232,645       858,290
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        917,497     1,132,717     3,299,608
  Transfers between funds .....................       (800,042)       12,561     3,732,648
  Surrenders ..................................       (161,720)     (135,968)   (1,598,688)
  Death benefits (note 4) .....................        (20,814)      (53,293)       (9,225)
  Policy loans (net of repayments)
    (note 5) ..................................        (58,980)      (44,200)   (1,157,827)
  Deductions for surrender charges
    (note 2d) .................................        (14,800)      (20,326)     (205,666)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................       (280,822)     (320,411)     (136,692)
  Asset charges (note 3):
    MSP contracts .............................         (3,949)       (5,191)       (2,482)
    LSFP contracts ............................         (3,318)       (2,905)         (705)
                                                    ----------    ----------    ----------
      Net equity transactions .................       (426,948)      562,984     3,920,971
                                                    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................     (1,513,239)      795,629     4,779,261
Contract owners' equity beginning
  of period ...................................      6,683,909     5,888,280     1,109,019
                                                    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................    $ 5,170,670     6,683,909     5,888,280
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................        475,926       434,495       101,228
                                                    ----------    ----------    ----------
  Units purchased .............................         80,319       135,244       383,242
  Units redeemed ..............................       (109,332)      (93,813)      (49,975)
                                                    ----------    ----------    ----------
  Ending units ................................        446,913       475,926       434,495
                                                    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                   NSATEmMGM                              NSATGTecGM
                                                  --------------------------------------  -------------------------------------
                                                     2000          1999          1998        2000          1999          1998
                                                  ----------    ----------   ----------   ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$         (21)         --           --           (918)         --           --
  Realized gain (loss) on investments .........       (1,147)         --           --         (5,935)         --           --
  Change in unrealized gain (loss)
    on investments ............................         (711)         --           --       (233,078)         --           --
  Reinvested capital gains ....................         --            --           --          8,554          --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       (1,879)         --           --       (231,377)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          541          --           --         13,606          --           --
  Transfers between funds .....................       10,816          --           --        634,363          --           --
  Surrenders ..................................         --            --           --           --            --           --
  Death benefits (note 4) .....................         --            --           --           --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................         --            --           --           (641)         --           --
  Deductions for surrender charges
    (note 2d) .................................         --            --           --           --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................         (235)         --           --         (9,740)         --           --
  Asset charges (note 3):
    MSP contracts .............................         --            --           --            (34)         --           --
    LSFP contracts ............................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
      Net equity transactions .................       11,122          --           --        637,554          --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................        9,243          --           --        406,177          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$       9,243          --           --        406,177          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Units purchased .............................        1,081          --           --         68,793          --           --
  Units redeemed ..............................          (18)         --           --         (1,147)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Ending units ................................        1,063          --           --         67,646          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

                                                                   NSATIntGGM
                                                     ------------------------------------
                                                        2000         1999          1998
                                                    ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$           (14)         --           --
  Realized gain (loss) on investments .........           (233)         --           --
  Change in unrealized gain (loss)
    on investments ............................           (168)         --           --
  Reinvested capital gains ....................           --            --           --
                                                    ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............           (415)         --           --
                                                    ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................              2          --           --
  Transfers between funds .....................          4,696          --           --
  Surrenders ..................................           --            --           --
  Death benefits (note 4) .....................           --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................             (1)         --           --
  Deductions for surrender charges
    (note 2d) .................................           --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................           (100)         --           --
  Asset charges (note 3):
    MSP contracts .............................           --            --           --
    LSFP contracts ............................           --            --           --
                                                    ----------    ----------   ----------
      Net equity transactions .................          4,597          --           --
                                                    ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................$         4,182          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           --            --           --
                                                    ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................          4,182          --           --
                                                    ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................           --            --           --
                                                    ----------    ----------   ----------
  Units purchased .............................            464          --           --
  Units redeemed ..............................            (11)         --           --
                                                    ----------    ----------   ----------
  Ending units ................................            453          --           --
                                                    ==========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  JanACapApS                             JanAGlTchS
                                                  --------------------------------------  --------------------------------------
                                                     2000          1999          1998        2000          1999          1998
                                                  ----------    ----------   ----------   ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$       9,106          --           --          4,424          --           --
  Realized gain (loss) on investments .........      (67,632)         --           --         13,176          --           --
  Change in unrealized gain (loss)
    on investments ............................     (509,550)         --           --     (1,148,444)         --           --
  Reinvested capital gains ....................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (568,076)         --           --     (1,130,844)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      163,374          --           --        200,047          --           --
  Transfers between funds .....................    3,483,176          --           --      3,477,054          --           --
  Surrenders ..................................      (18,995)         --           --        (16,070)         --           --
  Death benefits (note 4) .....................         --            --           --           --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................      (36,245)         --           --        (15,097)         --           --
  Deductions for surrender charges
    (note 2d) .................................       (1,738)         --           --         (1,471)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (66,641)         --           --        (59,588)         --           --
  Asset charges (note 3):
    MSP contracts .............................       (1,552)         --           --         (1,521)         --           --
    LSFP contracts ............................         (436)         --           --           (407)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
      Net equity transactions .................    3,520,943          --           --      3,582,947          --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    2,952,867          --           --      2,452,103          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$   2,952,867          --           --      2,452,103          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --           --            --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Units purchased .............................      387,744          --           --        375,042          --           --
  Units redeemed ..............................      (13,774)         --           --        (11,485)         --           --
                                                  ----------    ----------   ----------   ----------    ----------   ----------
  Ending units ................................      373,970          --           --        363,557          --           --
                                                  ==========    ==========   ==========   ==========    ==========   ==========

                                                                JanAIntGrS
                                                  -------------------------------------
                                                     2000         1999          1998
                                                  ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      59,459          --           --
  Realized gain (loss) on investments .........     (181,333)         --           --
  Change in unrealized gain (loss)
    on investments ............................     (349,293)         --           --
  Reinvested capital gains ....................         --            --           --
                                                  ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (471,167)         --           --
                                                  ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      121,443          --           --
  Transfers between funds .....................    2,598,237          --           --
  Surrenders ..................................      (16,540)         --           --
  Death benefits (note 4) .....................         --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................      (11,714)         --           --
  Deductions for surrender charges
    (note 2d) .................................       (1,514)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (34,493)         --           --
  Asset charges (note 3):
    MSP contracts .............................       (1,038)         --           --
    LSFP contracts ............................         (146)         --           --
                                                  ----------    ----------   ----------
      Net equity transactions .................    2,654,235          --           --
                                                  ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    2,183,068          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --
                                                  ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................   $2,183,068          --           --
                                                  ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --
                                                  ----------    ----------   ----------
  Units purchased .............................      284,504          --           --
  Units redeemed ..............................       (8,421)         --           --
                                                  ----------    ----------   ----------
  Ending units ................................      276,083          --           --
                                                  ==========    ==========   ==========


NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  NSATCapAp                                NSATGvtBd
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$    (197,752)      (45,147)      (11,980)      593,146       665,371       524,626
  Realized gain (loss) on investments .........      (44,470)    1,545,323     3,583,237      (132,300)     (851,332)      405,188
  Change in unrealized gain (loss)
    on investments ............................  (16,033,473)   (2,937,651)    2,897,785       822,785      (301,600)     (159,490)
  Reinvested capital gains ....................    6,018,129     2,820,485     1,139,693          --          25,753        67,018
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............  (10,257,566)    1,383,010     7,608,735     1,283,631      (461,808)      837,342
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................    5,307,598     6,414,922     4,921,929       943,979       755,607     1,866,413
  Transfers between funds .....................   (7,322,445)     (902,464)    9,212,515    (1,337,392)      381,498     3,757,206
  Surrenders ..................................   (1,101,685)   (1,464,698)     (339,981)     (403,544)     (310,304)     (140,551)
  Death benefits (note 4) .....................      (67,374)      (26,646)      (12,217)       (5,619)       (3,017)      (50,211)
  Policy loans (net of repayments)
    (note 5) ..................................     (651,768)     (839,186)     (247,383)     (161,143)     (495,291)     (220,482)
  Deductions for surrender charges
    (note 2d) .................................     (100,818)     (218,959)      (30,979)      (36,929)      (46,387)      (15,200)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................   (1,990,000)   (2,416,248)   (1,558,711)     (631,603)     (500,735)     (989,812)
  Asset charges (note 3):
    MSP contracts .............................      (20,853)      (26,238)      (17,928)       (9,707)      (13,045)       (7,727)
    LSFP contracts ............................      (15,363)      (15,764)       (5,092)       (4,392)       (2,382)       (2,195)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................   (5,962,708)      504,719    11,922,153    (1,646,350)     (234,056)    4,197,441
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................  (16,220,274)    1,887,729    19,530,888      (362,719)     (695,864)    5,034,783
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................   43,171,073    41,283,344    21,752,456    13,361,909    14,057,773     9,022,990
                                                  ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$  26,950,799    43,171,073    41,283,344    12,999,190    13,361,909    14,057,773
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................    1,403,197     1,381,944       921,237       791,927       790,689       533,745
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      187,771       272,423       596,887        74,451       135,050       337,324
  Units redeemed ..............................     (389,578)     (251,170)     (136,180)     (169,431)     (133,812)      (80,380)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................    1,201,390     1,403,197     1,381,944       696,947       791,927       790,689
                                                  ==========    ==========    ==========    ==========    ==========    ==========



                                                                 NSATMCpSTR
                                                  --------------------------------------
                                                      2000         1999          1998
                                                  ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      (2,791)         --           --
  Realized gain (loss) on investments .........      (87,965)         --           --
  Change in unrealized gain (loss)
    on investments ............................     (109,003)         --           --
  Reinvested capital gains ....................       14,918          --           --
                                                  ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (184,841)         --           --
                                                  ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       52,824          --           --
  Transfers between funds .....................      989,506          --           --
  Surrenders ..................................       (1,135)         --           --
  Death benefits (note 4) .....................         --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................      (20,424)         --           --
  Deductions for surrender charges
    (note 2d) .................................         (104)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (14,396)         --           --
  Asset charges (note 3):
    MSP contracts .............................         (656)         --           --
    LSFP contracts ............................          (36)         --           --
                                                  ----------    ----------   ----------
      Net equity transactions .................    1,005,579          --           --
                                                  ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      820,738          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --
                                                  ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$     820,738          --           --
                                                  ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --
                                                  ----------    ----------   ----------
  Units purchased .............................      105,044          --           --
  Units redeemed ..............................       (3,870)         --           --
                                                  ----------    ----------   ----------
  Ending units ................................      101,174          --           --
                                                  ==========    ==========   ==========






                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                               NSATMCIxDR                                 NSATMMkt
                                                  -------------------------------------   --------------------------------------
                                                     2000          1999         1998         2000          1999          1998
                                                  ----------    ----------   ----------   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$         819          --           --      2,643,745     2,192,750     2,102,319
  Realized gain (loss) on investments .........       17,525          --           --           --            --            --
  Change in unrealized gain (loss)
    on investments ............................      (68,941)         --           --           --            --            --
  Reinvested capital gains ....................       59,565          --           --           --            --            --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............        8,968          --           --      2,643,745     2,192,750     2,102,319
                                                  ----------    ----------   ----------   ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       32,770          --           --      9,251,495    33,970,462    87,844,599
  Transfers between funds .....................    1,786,882          --           --     (7,781,365)  (20,060,327)  (81,357,019)
  Surrenders ..................................       (2,384)         --           --     (3,720,656)   (2,949,962)   (1,151,432)
  Death benefits (note 4) .....................         --            --           --        (45,052)   (1,748,315)       (5,841)
  Policy loans (net of repayments)
    (note 5) ..................................       (7,462)         --           --        335,834       257,119      (233,125)
  Deductions for surrender charges
    (note 2d) .................................         (218)         --           --       (340,488)     (440,992)     (117,086)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (19,481)         --           --     (1,615,471)   (2,710,844)   (3,968,229)
  Asset charges (note 3):
    MSP contracts .............................         (199)         --           --        (45,443)      (55,122)      (28,816)
    LSFP contracts ............................          (87)         --           --        (27,847)      (32,642)       (8,184)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
      Net equity transactions .................    1,789,821          --           --     (3,988,993)    6,229,377       974,867
                                                  ----------    ----------   ----------   ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    1,798,789          --           --     (1,345,248)    8,422,127     3,077,186
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --     55,937,112    47,514,985    44,437,799
                                                  ----------    ----------   ----------   ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$   1,798,789          --           --     54,591,864    55,937,112    47,514,985
                                                  ==========    ==========   ==========   ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --      4,122,003     3,682,600     3,564,656
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Units purchased .............................      174,796          --           --        935,006     3,648,845     7,770,157
  Units redeemed ..............................       (2,903)         --           --     (1,227,483)   (3,209,442)   (7,652,213)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Ending units ................................      171,893          --           --      3,829,526     4,122,003     3,682,600
                                                  ==========    ==========   ==========   ==========    ==========    ==========

                                                                NSATMBdMAS
                                                 -------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      3,488          --           --
  Realized gain (loss) on investments .........        (786)         --           --
  Change in unrealized gain (loss)
    on investments ............................         457          --           --
  Reinvested capital gains ....................        --            --           --
                                                 ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............       3,159          --           --
                                                 ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       2,289          --           --
  Transfers between funds .....................      82,990          --           --
  Surrenders ..................................        --            --           --
  Death benefits (note 4) .....................        --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................        (190)         --           --
  Deductions for surrender charges
    (note 2d) .................................        --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (1,041)         --           --
  Asset charges (note 3):
    MSP contracts .............................        (115)         --           --
    LSFP contracts ............................          (4)         --           --
                                                 ----------    ----------   ----------
      Net equity transactions .................      83,929          --           --
                                                 ----------    ----------   ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      87,088          --           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        --            --           --
                                                 ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$     87,088          --           --
                                                 ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................        --            --           --
                                                 ----------    ----------   ----------
  Units purchased .............................       8,485          --           --
  Units redeemed ..............................        (152)         --           --
                                                 ----------    ----------   ----------
  Ending units ................................       8,333          --           --
                                                 ==========    ==========   ==========


NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                NSATSmCapG                                 NSATSmCapV
                                                  --------------------------------------  --------------------------------------
                                                     2000          1999          1998         2000         1999          1998
                                                  ----------    ----------   ----------   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      (2,514)         --           --        (51,635)      (12,857)       (3,508)
  Realized gain (loss) on investments .........      (74,213)         --           --        163,206       435,390        59,716
  Change in unrealized gain (loss)
    on investments ............................     (167,853)         --           --     (1,082,758)     (178,227)       31,642
  Reinvested capital gains ....................        2,683          --           --      1,418,043       463,979          --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (241,897)         --           --        446,856       708,285        87,850
                                                  ----------    ----------   ----------   ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       34,629          --           --        441,523       205,584       495,836
  Transfers between funds .....................      992,140          --           --      4,096,956     1,364,159       742,114
  Surrenders ..................................       (8,200)         --           --       (460,458)       (9,301)     (342,834)
  Death benefits (note 4) .....................         --            --           --         (1,053)         --              (1)
  Policy loans (net of repayments)
    (note 5) ..................................         (923)         --           --        (43,917)      (17,764)      (92,219)
  Deductions for surrender charges
    (note 2d) .................................         (750)         --           --        (42,138)       (1,390)      (44,169)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................      (14,507)         --           --       (151,631)      (60,914)       (5,642)
  Asset charges (note 3):
    MSP contracts .............................         (255)         --           --         (2,859)       (3,844)         (244)
    LSFP contracts ............................           (8)         --           --         (7,330)       (2,270)          (69)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
      Net equity transactions .................    1,002,126          --           --      3,829,093     1,474,260       752,772
                                                  ----------    ----------   ----------   ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      760,229          --           --      4,275,949     2,182,545       840,622
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         --            --           --      3,023,167       840,622          --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$     760,229          --           --      7,299,116     3,023,167       840,622
                                                  ==========    ==========   ==========   ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................         --            --           --        277,593        98,226          --
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Units purchased .............................       96,894          --           --        411,148       195,544       103,305
  Units redeemed ..............................       (2,781)         --           --        (78,003)      (16,177)       (5,079)
                                                  ----------    ----------   ----------   ----------    ----------    ----------
  Ending units ................................       94,113          --           --        610,738       277,593        98,226
                                                  ==========    ==========   ==========   ==========    ==========    ==========

                                                                   NSATSmCo
                                                    --------------------------------------
                                                       2000         1999          1998
                                                    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$      (212,417)     (133,984)     (115,584)
  Realized gain (loss) on investments .........      9,053,628       322,338      (835,389)
  Change in unrealized gain (loss)
    on investments ............................     (12,312,627)   6,521,648     1,062,670
  Reinvested capital gains ....................      5,338,437     1,017,362          --
                                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      1,867,021     7,727,364       111,697
                                                    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      2,677,792     3,047,229     2,534,601
  Transfers between funds .....................      2,990,395       108,189     2,008,259
  Surrenders ..................................       (609,371)     (506,958)     (175,480)
  Death benefits (note 4) .....................       (168,776)      (58,447)      (24,329)
  Policy loans (net of repayments)
    (note 5) ..................................       (467,147)     (304,105)     (112,094)
  Deductions for surrender charges
    (note 2d) .................................        (55,765)      (75,786)      (19,078)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (1,160,409)   (1,042,927)     (497,764)
  Asset charges (note 3):
    MSP contracts .............................        (21,930)      (14,377)       (8,027)
    LSFP contracts ............................        (16,087)       (6,706)       (2,279)
                                                    ----------    ----------    ----------
      Net equity transactions .................      3,168,702     1,146,112     3,703,809
                                                    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................      5,035,723     8,873,476     3,815,506
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     26,368,753    17,495,277    13,679,771
                                                    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$    31,404,476    26,368,753    17,495,277
                                                    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................      1,185,688     1,118,367       868,843
                                                    ----------    ----------    ----------
  Units purchased .............................        234,167       222,497       385,824
  Units redeemed ..............................       (113,594)     (155,176)     (136,300)
                                                    ----------    ----------    ----------
  Ending units ................................      1,306,261     1,185,688     1,118,367
                                                    ==========    ==========    ==========





                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                  NSATTotRtn                                 NBAMTGro
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$    (124,674)     (110,908)      250,396      (326,947)     (183,268)     (153,887)
  Realized gain (loss) on investments .........    4,343,276     2,886,861     6,850,892     9,694,143     2,237,185    (1,757,697)
  Change in unrealized gain (loss)
    on investments ............................  (40,766,537)     (615,625)    2,647,189   (18,572,555)    7,073,105       273,491
  Reinvested capital gains ....................   33,726,301     3,857,973     3,859,922     3,211,533     1,124,154     4,778,935
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............   (2,821,634)    6,018,301    13,608,399    (5,993,826)   10,251,176     3,140,842
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................   12,173,163    14,477,695    18,994,728     3,061,931     2,741,841     3,124,257
  Transfers between funds .....................   (9,625,991)   (3,544,992)    6,079,393     9,518,532    (2,585,171)    3,739,437
  Surrenders ..................................   (3,857,717)   (2,714,451)   (1,330,528)   (1,565,105)     (733,093)   (1,015,843)
  Death benefits (note 4) .....................     (355,642)     (233,861)     (120,757)      (35,426)   (1,410,172)      (13,565)
  Policy loans (net of repayments)
    (note 5) ..................................   (2,458,440)   (2,351,544)     (809,785)     (903,203)     (530,684)   (1,132,396)
  Deductions for surrender charges
    (note 2d) .................................     (353,031)     (405,785)     (122,860)     (143,228)     (109,591)     (120,721)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................   (5,594,595)   (6,266,041)   (11,763,303)  (1,638,100)   (1,049,294)     (741,732)
  Asset charges (note 3):
    MSP contracts .............................      (42,471)      (46,751)      (46,769)      (20,766)       (9,624)      (10,686)
    LSFP contracts ............................      (21,288)      (17,691)      (13,282)      (11,928)       (4,427)       (3,035)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................  (10,136,012)   (1,103,421)   10,866,837     8,262,707    (3,690,215)    3,825,716
                                                  ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................  (12,957,646)    4,914,880    24,475,236     2,268,881     6,560,961     6,966,558
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................  104,030,242    99,115,362    74,640,126    31,072,683    24,511,722    17,545,164
                                                  ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$  91,072,596    104,030,242   99,115,362    33,341,564    31,072,683    24,511,722
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................    3,151,278     3,169,018     2,765,509       862,532     1,004,418       804,751
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................      376,602       505,511       788,836       320,777       172,219       324,798
  Units redeemed ..............................     (680,269)     (523,251)     (385,327)     (110,256)     (314,105)     (125,131)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................    2,847,611     3,151,278     3,169,018     1,073,053       862,532     1,004,418
                                                  ==========    ==========    ==========    ==========    ==========    ==========

                                                                   NBAMTGuard
                                                 --------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................$     (2,263)       (8,218)       (4,780)
  Realized gain (loss) on investments .........      81,869        87,231       (56,384)
  Change in unrealized gain (loss)
    on investments ............................     (98,383)       43,771        53,662
  Reinvested capital gains ....................        --            --            --
                                                 ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............     (18,777)      122,784        (7,502)
                                                 ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     236,546       241,772       149,649
  Transfers between funds .....................    (205,049)    1,149,560       831,617
  Surrenders ..................................    (207,025)      (18,129)      (64,538)
  Death benefits (note 4) .....................     (13,947)         (281)           (1)
  Policy loans (net of repayments)
    (note 5) ..................................      (1,956)      (19,356)      (25,325)
  Deductions for surrender charges
    (note 2d) .................................     (18,946)       (2,710)       (8,207)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (64,600)      (59,481)      (17,066)
  Asset charges (note 3):
    MSP contracts .............................      (1,487)       (1,168)         (332)
    LSFP contracts ............................      (1,145)         (701)          (94)
                                                 ----------    ----------    ----------
      Net equity transactions .................    (277,609)    1,289,506       865,703
                                                 ----------    ----------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..............................    (296,386)    1,412,290       858,201
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................   2,270,491       858,201          --
                                                 ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ...................................$  1,974,105     2,270,491       858,201
                                                 ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................     213,441        92,073          --
                                                 ----------    ----------    ----------
  Units purchased .............................      29,601       134,132        96,790
  Units redeemed ..............................     (58,555)      (12,764)       (4,717)
                                                 ----------    ----------    ----------
  Ending units ................................     184,487       213,441        92,073
                                                 ==========    ==========    ==========




NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                   NBAMTLMat                                NBAMTPart
                                                  --------------------------------------    --------------------------------------
                                                     2000          1999          1998           2000          1999          1998
                                                  ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................    $ 274,820       241,375       322,862        23,707       160,794      (130,559)
  Realized gain (loss) on investments .........     (266,075)      (74,295)      (32,081)   (2,426,344)     (548,879)    1,133,363
  Change in unrealized gain (loss)
    on investments ............................      223,548      (128,665)      (88,989)   (2,383,122)    1,854,882    (3,917,798)
  Reinvested capital gains ....................         --            --            --       4,631,886       687,554     3,901,869
                                                  ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............      232,293        38,415       201,792      (153,873)    2,154,351       986,875
                                                  ----------    ----------    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      124,829       418,414     1,227,568     3,997,213     5,441,082     5,722,483
  Transfers between funds .....................     (907,154)     (166,249)   (1,104,263)   (6,757,477)   (8,211,478)    2,646,725
  Surrenders ..................................     (310,740)      (82,093)     (340,366)   (1,477,559)     (949,302)     (676,703)
  Death benefits (note 4) .....................         --         (50,646)     (168,478)     (143,800)      (94,956)      (11,051)
  Policy loans (net of repayments)
    (note 5) ..................................       (7,769)      (66,552)     (490,348)     (176,640)     (473,894)   (1,178,884)
  Deductions for surrender charges
    (note 2d) .................................      (28,437)      (12,272)      (43,208)     (135,216)     (141,912)      (78,170)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (139,082)     (161,822)     (151,014)   (1,294,898)   (1,823,914)   (1,174,585)
  Asset charges (note 3):
    MSP contracts .............................       (5,836)       (7,656)       (2,967)      (19,393)      (23,724)      (17,668)
    LSFP contracts ............................         (720)         (487)         (843)      (12,402)      (10,391)       (5,018)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions .................   (1,274,909)     (129,363)   (1,073,919)   (6,020,172)   (6,288,489)    5,227,129
                                                  ----------    ----------    ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ..............................   (1,042,616)      (90,948)     (872,127)   (6,174,045)   (4,134,138)    6,214,004
Contract owners' equity beginning
  of period ...................................    4,928,380     5,019,328     5,891,455    30,808,193    34,942,331    28,728,327
                                                  ----------    ----------    ----------    ----------    ----------    ----------
Contract owners' equity end
  of period ...................................  $ 3,885,764     4,928,380     5,019,328    24,634,148    30,808,193    34,942,331
                                                  ==========    ==========    ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................      342,163       349,795       417,620     1,307,010     1,570,249     1,319,239
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .............................       23,235        62,199       108,255       184,798       257,385       514,393
  Units redeemed ..............................     (112,788)      (69,831)     (176,080)     (435,187)     (520,624)     (263,383)
                                                  ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ................................      252,610       342,163       349,795     1,056,621     1,307,010     1,570,249
                                                  ==========    ==========    ==========    ==========    ==========    ==========





                                                               OppAggGrVA
                                                 --------------------------------------
                                                     2000         1999          1998
                                                 ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $  (9,718)         --           --
  Realized gain (loss) on investments .........    (489,326)         --           --
  Change in unrealized gain (loss)
    on investments ............................    (435,498)         --           --
  Reinvested capital gains ....................        --            --           --
                                                 ----------    ----------   ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...............    (934,542)         --           --
                                                 ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     238,305          --           --
  Transfers between funds .....................   3,670,423          --           --
  Surrenders ..................................     (19,423)         --           --
  Death benefits (note 4) .....................        --            --           --
  Policy loans (net of repayments)
    (note 5) ..................................     (15,499)         --           --
  Deductions for surrender charges
    (note 2d) .................................      (1,778)         --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .........................     (63,844)         --           --
  Asset charges (note 3):
    MSP contracts .............................      (1,077)         --           --
    LSFP contracts ............................         (72)         --           --
                                                 ----------    ----------   ----------
      Net equity transactions .................   3,807,035          --           --
                                                 ----------    ----------   ----------

Net change in contract
  owners' equity ..............................   2,872,493          --           --
Contract owners' equity beginning
  of period ...................................        --            --           --
                                                 ----------    ----------   ----------
Contract owners' equity end
  of period ...................................  $2,872,493          --           --
                                                 ==========    ==========   ==========

CHANGES IN UNITS:
  Beginning units .............................        --            --           --
                                                 ----------    ----------   ----------
  Units purchased .............................     379,813          --           --
  Units redeemed ..............................     (10,805)         --           --
                                                 ----------    ----------   ----------
  Ending units ................................     369,008          --           --
                                                 ==========    ==========   ==========










                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                               OppBdVA                                     OppCapApVA
                                          ---------------------------------------------  ---------------------------------
                                                2000            1999            1998           2000            1999
                                          -------------  --------------- --------------  --------------  ---------------
INVESTMENT ACTIVITY:
  Net investment income........               $ 804,164         472,261          85,687        (110,855)        (32,613)
  Realized gain (loss) on investments          (238,067)         (6,702)        342,280       1,860,687         710,047
  Change in unrealized gain (loss)
    on investments.............                  16,219        (794,086)         13,809      (3,665,305)      1,735,399
  Reinvested capital gains.....                       -          54,146         160,413       1,008,850         175,824
                                         --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations..               582,316        (274,381)        602,189        (906,623)      2,588,657
                                         --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............               1,288,550       1,530,602       1,446,313       2,157,034       1,214,511
  Transfers between funds......              (1,146,061)       (747,631)      2,081,829       6,354,660       3,004,317
  Surrenders...................                (429,249)       (352,928)       (168,318)       (726,427)        (60,102)
  Death benefits (note 4)......                  (4,850)         (9,225)        (24,489)         (6,975)         (6,703)
  Policy loans (net of repayments)
    (note 5)...................                 (75,839)       (214,389)        (23,153)       (235,392)       (111,846)
  Deductions for surrender charges
    (note 2d)..................                 (39,282)        (52,759)        (19,765)        (66,477)         (8,985)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                (431,185)       (496,721)       (348,809)       (739,986)       (351,903)
  Asset charges (note 3):
    MSP contracts .............                  (9,970)         (9,861)         (6,358)         (9,840)         (4,217)
    LSFP contracts ............                  (2,013)         (1,060)         (1,806)         (7,653)         (3,718)
                                         --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                (849,899)       (353,972)      2,935,444       6,718,944       3,671,354
                                         --------------  --------------  --------------  --------------   -------------

Net change in contract
  owners' equity...............                (267,583)       (628,353)      3,537,633       5,812,321       6,260,011
Contract owners' equity beginning
  of period....................              11,733,754      12,362,107       8,824,474      12,287,029       6,027,018
                                         --------------  --------------  --------------  --------------   -------------
Contract owners' equity end
  of period....................             $11,466,171      11,733,754      12,362,107      18,099,350      12,287,029
                                         ==============  ==============  ==============  ==============   =============


CHANGES IN UNITS:                               692,055         707,690         531,344         679,081         467,763
  Beginning units..............          --------------  --------------  --------------  --------------   -------------
                                                 89,307         108,517         258,067         432,286         284,637
  Units purchased..............                (134,314)       (124,152)        (81,721)       (101,062)        (73,319)
  Units redeemed...............          --------------  --------------  --------------  --------------   -------------
                                                647,048         692,055         707,690       1,010,305         679,081
  Ending units.................          ==============  ==============  ==============  ==============   =============





                                                                          OppGLSecVA
                                        ---------------  ---------------------------------------------
                                               1998           2000            1999              1998
                                         --------------  --------------  --------------  -------------
INVESTMENT ACTIVITY:
  Net investment income........              $  (16,813)       (213,733)         65,415         241,675
  Realized gain (loss) on investments           338,182       1,641,953       2,137,635       1,354,176
  Change in unrealized gain (loss)
    on investments.............                 109,336      (5,708,731)      9,595,322        (702,629)
  Reinvested capital gains.....                 113,813       5,565,874         717,222       1,465,275
                                         --------------  --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                 544,518       1,285,363      12,515,594       2,358,497
                                         --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............               1,452,830       3,586,290       3,377,203       2,591,457
  Transfers between funds......               4,492,087       3,670,519         127,319       1,052,407
  Surrenders...................                (576,151)     (1,335,643)       (755,080)       (390,303)
  Death benefits (note 4)......                      (5)       (106,833)        (44,903)        (12,688)
  Policy loans (net of repayments)
    (note 5)...................                (312,911)       (736,228)       (343,214)       (265,465)
  Deductions for surrender charges
    (note 2d)..................                 (73,520)       (122,229)       (112,877)        (46,476)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                (116,339)     (1,541,228)     (1,110,398)       (696,092)
  Asset charges (note 3):
    MSP contracts .............                  (1,822)        (17,080)         (9,874)        (10,249)
    LSFP contracts ............                    (518)         (8,237)         (4,111)         (2,911)
                                         --------------  --------------  --------------  --------------
      Net equity transactions..               4,863,651       3,389,331       1,124,065       2,219,680
                                         --------------  --------------  --------------  --------------

Net change in contract
  owners' equity...............               5,408,169       4,674,694      13,639,659       4,578,177
Contract owners' equity beginning
  of period....................                 618,849      34,770,201      21,130,542      16,552,365
                                         --------------  --------------  --------------  --------------
Contract owners' equity end
  of period....................              $6,027,018      39,444,895      34,770,201      21,130,542
                                         ==============  ==============  ==============  ==============


CHANGES IN UNITS:                                59,202       1,212,506       1,158,329       1,023,094
  Beginning units..............          --------------  --------------  --------------  --------------
                                                433,046         237,815         196,187         317,444
  Units purchased..............                 (24,485)       (128,485)       (142,010)       (182,209)
  Units redeemed...............          --------------  --------------  --------------  --------------
                                                467,763       1,321,836       1,212,506       1,158,329
  Ending units.................          ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                         OppMGrinVA                                      OppMltStVA
                                       ----------------------------------------------  ---------------------------------
                                            2000            1999             1998           2000             1999
                                       --------------- --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Net investment income........        $         (965)              -               -         559,143         364,821
  Realized gain (loss) on investments           2,561               -               -         397,611         405,169
  Change in unrealized gain (loss)
    on investments.............               (40,617)              -               -      (1,160,185)         10,270
  Reinvested capital gains.....                     -               -               -         993,822         694,901
                                       --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations               (39,021)              -               -         790,391       1,475,161
                                       --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                18,231               -               -       1,409,025       1,717,678
  Transfers between funds......               465,697               -               -        (593,747)     (1,101,933)
  Surrenders...................                     -               -               -        (532,389)       (382,853)
  Death benefits (note 4)......                     -               -               -         (31,040)        (36,757)
  Policy loans (net of repayments)
    (note 5)...................               (13,064)              -               -        (299,399)       (234,710)
  Deductions for surrender charges
    (note 2d)..................                     -               -               -         (48,720)        (57,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                (5,465)              -               -        (598,149)       (646,532)
  Asset charges (note 3):
    MSP contracts .............                  (407)              -               -          (8,633)         (8,700)
    LSFP contracts ............                   (32)              -               -          (2,652)         (1,730)
                                       --------------  --------------  --------------  --------------   -------------
      Net equity transactions..               464,960               -               -        (705,704)       (752,770)
                                       --------------  --------------  --------------  --------------   -------------

Net change in contract
  owners' equity...............               425,939               -               -          84,687         722,391
Contract owners' equity beginning
  of period....................                     -               -               -      14,930,150      14,207,759
                                       --------------  --------------  --------------  --------------   -------------
Contract owners' equity end
  of period....................        $      425,939               -               -      15,014,837      14,930,150
                                       ==============  ==============  ==============  ==============   =============


CHANGES IN UNITS:                                   -               -               -         625,008         661,584
  Beginning units..............        --------------  --------------  --------------  --------------   -------------
  Units purchased..............                49,163               -               -          66,207          80,794
  Units redeemed...............                (1,919)              -               -         (93,726)       (117,370)
                                       --------------  --------------  --------------  --------------   -------------
  Ending units.................                47,244               -               -         597,489         625,008
                                       ==============  ==============  ==============  ==============   =============




                                        OppMltStVA                        StOpp2
                                      --------------  ----------------------------------------------
                                           1998            2000            1999           1998
                                      --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........          $    11,450        (355,887)       (283,101)       (149,125)
  Realized gain (loss) on investments        404,124       1,982,167       1,739,375       1,023,518
  Change in unrealized gain (loss)
    on investments.............             (366,305)     (4,879,451)      5,430,662      (1,078,872)
  Reinvested capital gains.....              675,242       5,562,609       3,541,869       3,488,003
                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations              724,511       2,309,438      10,428,805       3,283,524
                                      --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            3,243,119       3,997,729       4,448,212       5,452,015
  Transfers between funds......              706,703          46,907         (12,621)        470,365
  Surrenders...................           (1,061,880)     (1,864,450)     (1,148,838)     (1,037,130)
  Death benefits (note 4)......             (182,084)        (68,640)       (104,927)       (143,979)
  Policy loans (net of repayments)
    (note 5)...................           (1,005,743)       (890,076)       (753,805)     (1,307,454)
  Deductions for surrender charges
    (note 2d)..................             (126,681)       (170,621)       (171,741)       (121,009)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........             (435,809)     (1,687,865)     (1,589,094)       (946,709)
  Asset charges (note 3):
    MSP contracts .............               (7,289)        (11,771)         (9,653)        (15,330)
    LSFP contracts ............               (2,070)         (6,074)         (4,177)         (4,354)
                                      --------------  --------------  --------------  --------------
      Net equity transactions..            1,128,266        (654,861)        653,356       2,346,415
                                      --------------  --------------  --------------  --------------

Net change in contract
  owners' equity...............            1,852,777       1,654,577      11,082,161       5,629,939
Contract owners' equity beginning
  of period....................           12,354,982      42,117,945      31,035,784      25,405,845
                                      --------------  --------------  --------------  --------------
Contract owners' equity end
  of period....................          $14,207,759      43,772,522      42,117,945      31,035,784
                                      ==============  ==============  ==============  ==============


CHANGES IN UNITS:                            598,181       1,086,172       1,071,986         974,778
  Beginning units..............       --------------  --------------  --------------  --------------
  Units purchased..............              166,005         130,217         143,914         229,776
  Units redeemed...............             (102,602)       (140,432)       (129,728)       (132,568)
                                      --------------  --------------  --------------  --------------
  Ending units.................              661,584       1,075,957       1,086,172       1,071,986
                                      ==============  ==============  ==============  ==============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                           StDisc2                                         StintStk2
                                         -------------------------------------------     ----------------------------
                                            2000             1999            1998            2000            1999
                                         -----------     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income........          $   (58,904)        (53,820)        (58,150)        (49,525)        (14,510)
  Realized gain (loss) on investments        752,895        (992,301)        552,698        (387,126)      1,329,944
  Change in unrealized gain (loss)
    on investments.............             (482,257)        125,370        (128,321)     (1,546,991)      1,572,604
  Reinvested capital gains.....                    -       1,035,670         120,028               -               -
                                         -----------     -----------     -----------     -----------     -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations              211,734         114,919         486,255      (1,983,642)      2,888,038
                                         -----------     -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............              954,266       1,126,745         686,440         580,207         428,882
  Transfers between funds......             (570,553)     (2,017,437)        154,482      (2,282,869)      2,309,650
  Surrenders...................             (235,086)       (201,408)       (128,257)       (136,421)        (56,239)
  Death benefits (note 4)......              (21,678)         (1,033)        (23,649)         (8,738)         (4,048)
  Policy loans (net of repayments)
    (note 5)...................             (266,090)       (115,906)       (104,497)        (28,642)         52,892
  Deductions for surrender charges
    (note 2d)..................              (21,513)        (30,109)        (15,109)        (12,484)         (8,407)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........             (329,564)       (340,295)       (244,196)       (207,957)       (125,810)
  Asset charges (note 3):
    MSP contracts .............               (1,697)         (1,300)         (4,038)         (2,758)         (2,085)
    LSFP contracts ............                 (903)           (513)         (1,147)         (4,055)         (1,753)
                                         -----------     -----------     -----------     -----------     -----------
      Net equity transactions..             (492,818)     (1,581,256)        320,029      (2,103,717)      2,593,082
                                         -----------     -----------     -----------     -----------     -----------

Net change in contract
  owners' equity...............             (281,084)     (1,466,337)        806,284      (4,087,359)      5,481,120
Contract owners' equity beginning
  of period....................            6,885,495       8,351,832       7,545,548       7,468,116       1,986,996
                                         -----------     -----------     -----------     -----------     -----------
Contract owners' equity end
  of period....................          $ 6,604,411       6,885,495       8,351,832       3,380,757       7,468,116
                                         ===========     ===========     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units..............              349,019         440,162         421,534         453,067         222,590
                                         -----------     -----------     -----------     -----------     -----------
  Units purchased..............               53,248          70,498          95,961          53,645         255,086
  Units redeemed...............              (76,391)       (161,641)        (77,333)       (166,871)        (24,609)
                                         -----------     -----------     -----------     -----------     -----------
  Ending units.................              325,876         349,019         440,162         339,841         453,067
                                         ===========     ===========     ===========     ===========     ===========



                                              StintStk2                      NSATGFocTU
                                             -----------     --------------------------------------------
                                                 1998            2000           1999             1998
                                             -----------     -----------     -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income........               $    7,697            (100)              -               -
  Realized gain (loss) on investments           (245,777)         (2,764)              -               -
  Change in unrealized gain (loss)
    on investments.............                  138,162         (24,195)              -               -
  Reinvested capital gains.....                        -               -               -               -
                                             -----------     -----------     -----------      ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                  (99,918)        (27,059)              -               -
                                             -----------     -----------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                1,319,108           2,062               -               -
  Transfers between funds......                 (186,236)         75,866               -               -
  Surrenders...................                 (444,664)              -               -               -
  Death benefits (note 4)......                   (5,993)              -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 (462,567)           (160)              -               -
  Deductions for surrender charges
    (note 2d)..................                  (56,530)              -               -               -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                  (61,036)         (1,281)              -               -
  Asset charges (note 3):
    MSP contracts .............                   (1,044)              -               -               -
    LSFP contracts ............                     (296)              -               -               -
                                             -----------     -----------     -----------      ----------
      Net equity transactions..                  100,742          76,487               -               -
                                             -----------     -----------     -----------      ----------

Net change in contract
  owners' equity...............                      824          49,428               -               -
Contract owners' equity beginning
  of period....................                1,986,172               -               -               -
                                             -----------     -----------     -----------      ----------
Contract owners' equity end
  of period....................               $1,986,996          49,428               -               -
                                             ===========     ===========     ===========      ==========


CHANGES IN UNITS:
  Beginning units..............                  209,767               -               -               -
                                             -----------     -----------     -----------      ----------
  Units purchased..............                   64,933           7,989               -               -
  Units redeemed...............                  (52,110)           (183)              -               -
                                             -----------     -----------     -----------      ----------
  Ending units.................                  222,590           7,806               -               -
                                             ===========     ===========     ===========      ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                          MSUEmMkt                                     MSUUSReaLE
                                            --------------------------------------     --------------------------------------------
                                              2000          1999            1998            2000           1999             1998
                                            ---------    ---------      ----------     -----------      ----------      -----------
INVESTMENT ACTIVITY:
  Net investment income........            $  102,397       81,127          35,485         467,855         356,207          (39,731)
  Realized gain (loss) on investments          26,389       26,192         (94,814)        446,597      (1,050,667)        (564,373)
  Change in unrealized gain (loss)
    on investments.............               (38,552)      29,379         (33,784)        443,730         478,383         (513,939)
  Reinvested capital gains.....                     -            -               -          36,959               -          121,016
                                            ---------    ---------      ----------     -----------      ----------      -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                90,234      136,698         (93,113)      1,395,141        (216,077)        (997,027)
                                            ---------    ---------      ----------     -----------      ----------      -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............               106,585      106,804         398,199         743,161       1,006,759        1,337,143
  Transfers between funds......               219,001      158,219         133,381         623,498      (1,435,388)        (908,402)
  Surrenders...................               (10,363)      (6,693)       (214,691)       (117,484)       (187,346)        (163,286)
  Death benefits (note 4)......                (3,364)           -              (9)         (3,388)         (2,653)         (22,389)
  Policy loans (net of repayments)
    (note 5)...................                (4,279)      (7,238)        (92,787)        (37,568)       (131,155)         (78,704)
  Deductions for surrender charges
    (note 2d)..................                  (948)      (1,001)        (27,689)        (10,751)        (28,007)         (19,126)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........               (31,590)     (24,247)        (14,797)       (274,253)       (432,919)        (232,710)
  Asset charges (note 3):
    MSP contracts .............                  (542)        (425)           (167)         (4,297)         (4,975)          (3,613)
    LSFP contracts ............                (1,706)        (885)            (47)         (2,747)         (2,459)          (1,026)
                                            ---------    ---------      ----------     -----------      ----------      -----------
      Net equity transactions..               272,794      224,534         181,393         916,171      (1,218,143)         (92,113)
                                            ---------    ---------      ----------     -----------      ----------      -----------

Net change in contract
  owners' equity...............               363,028      361,232          88,280       2,311,312      (1,434,220)      (1,089,140)
Contract owners' equity beginning
  of period....................               701,398      340,166         251,886       5,105,071       6,539,291        7,628,431
                                            ---------    ---------      ----------     -----------      ----------      -----------
Contract owners' equity end
  of period....................            $1,064,426      701,398         340,166       7,416,383       5,105,071        6,539,291
                                            =========    =========      ==========     ===========      ==========      ===========

CHANGES IN UNITS:
  Beginning units..............                77,785       48,664          25,614         339,591         417,073          425,994
                                            ---------    ---------      ----------     -----------      ----------      -----------
  Units purchased..............                35,031       35,161          30,195          81,265          63,982          122,745
  Units redeemed...............                (6,184)      (6,040)         (7,145)        (32,845)       (141,464)        (131,666)
                                            ---------    ---------      ----------     -----------      ----------      -----------
  Ending units.................               106,632       77,785          48,664         388,011         339,591          417,073
                                            =========    =========      ==========     ===========      ==========      ===========




                                                                  VEWwBD
                                               -------------------------------------------
                                                   2000            1999            1998
                                               -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income........                 $  103,752         109,624          (2,569)
  Realized gain (loss) on investments             (272,468)       (379,921)        409,171
  Change in unrealized gain (loss)
    on investments.............                    148,290         (74,747)        (35,624)
  Reinvested capital gains.....                          -          60,420               -
                                               -----------     -----------     -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                    (20,426)       (284,624)        370,978
                                               -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                    195,128         232,837         173,889
  Transfers between funds......                   (244,098)       (449,720)        663,078
  Surrenders...................                   (111,418)        (98,243)        (47,678)
  Death benefits (note 4)......                       (594)        (25,665)        (35,715)
  Policy loans (net of repayments)
    (note 5)...................                    (49,056)        (70,184)        (21,466)
  Deductions for surrender charges
    (note 2d)..................                    (10,196)        (14,686)         (5,615)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                    (83,862)       (113,947)        (77,084)
  Asset charges (note 3):
    MSP contracts .............                     (1,432)         (1,809)         (1,847)
    LSFP contracts ............                       (159)           (145)           (525)
                                               -----------     -----------     -----------
      Net equity transactions..                   (305,687)       (541,562)        647,037
                                               -----------     -----------     -----------

Net change in contract
  owners' equity...............                   (326,113)       (826,186)      1,018,015
Contract owners' equity beginning
  of period....................                  2,721,035       3,547,221       2,529,206
                                               -----------     -----------     -----------
Contract owners' equity end
  of period....................                 $2,394,922       2,721,035       3,547,221
                                               ===========     ===========     ===========

CHANGES IN UNITS:
  Beginning units..............                    195,887         233,069         186,153
                                               -----------     -----------     -----------
  Units purchased..............                     16,793          18,613          71,292
  Units redeemed...............                    (41,953)        (55,795)        (24,376)
                                               -----------     -----------     -----------
  Ending units.................                    170,727         195,887         233,069
                                               ===========     ===========     ===========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                          VEWwEmgMkt                                      VEWwHrdAst
                                         -------------------------------------------     ----------------------------
                                            2000             1999            1998           2000             1999
                                         -----------     -----------     -----------     -----------      ----------
INVESTMENT ACTIVITY:
  Net investment income.............    $    (53,777)        (32,044)          5,996          11,079          25,195
  Realized gain (loss) on
    investments.....................        (325,564)      2,142,637      (1,821,321)        525,703         609,115
  Change in unrealized gain (loss)
    on investments..................      (2,614,711)      1,939,640         923,464        (152,863)        199,401
  Reinvested capital gains..........               -               -          17,939               -               -
                                         -----------     -----------     -----------     -----------      ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from
      operations...................       (2,994,052)      4,050,233        (873,922)        383,919         833,711
                                         -----------     -----------     -----------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................         797,659         580,564         701,612         365,844         602,994
  Transfers between funds...........      (3,479,128)      4,022,991        (173,962)       (236,020)       (822,875)
  Surrenders........................        (194,407)       (107,435)        (41,678)       (307,798)       (289,205)
  Death benefits (note 4)...........         (13,706)              -          (4,922)         (5,146)         (1,818)
  Policy loans (net of repayments)
    (note 5)........................        (160,319)        (70,361)        (80,091)       (120,415)         77,240
  Deductions for surrender charges
    (note 2d).......................         (17,791)        (16,061)         (5,094)        (28,167)        (43,233)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............        (270,107)       (157,046)        (68,777)       (176,970)       (189,825)
  Asset charges (note 3):
    MSP contracts ..................          (4,809)         (3,494)           (985)         (2,345)         (1,809)
    LSFP contracts .................          (4,221)         (1,983)           (280)         (1,775)           (322)
                                         -----------     -----------     -----------     -----------      ----------
      Net equity transactions.......      (3,346,829)      4,247,175         325,823        (512,792)       (668,853)
                                         -----------     -----------     -----------     -----------      ----------

Net change in contract
  owners' equity....................      (6,340,881)      8,297,408        (548,099)       (128,873)        164,858
Contract owners' equity beginning
  of period.........................      10,148,983       1,851,575       2,399,674       4,294,443       4,129,585
                                         -----------     -----------     -----------     -----------      ----------
Contract owners' equity end
  of period.........................    $  3,808,102      10,148,983       1,851,575       4,165,570       4,294,443
                                         ===========     ===========     ===========     ===========      ==========


CHANGES IN UNITS:
  Beginning units...................         882,045         320,168         271,580         317,507         361,828
                                         -----------     -----------     -----------     -----------      ----------
  Units purchased...................          89,672         609,978         150,432          29,839          63,996
  Units redeemed....................        (398,529)        (48,101)       (101,844)        (68,673)       (108,317)
                                         -----------     -----------     -----------     -----------      ----------
  Ending units......................         573,188         882,045         320,168         278,673         317,507
                                         ===========     ===========     ===========     ===========      ==========






                                            VEWwHrdAst                       WPTGloPVC
                                            -----------     -------------------------------------------
                                                1998            2000            1999             1998
                                            -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income.............        $    (2,400)        (26,477)        (13,686)         (6,193)
  Realized gain (loss) on
     investments....................         (3,561,532)        156,924         831,668           6,143
  Change in unrealized gain (loss)
    on investments..................            644,209      (1,447,278)        489,466          66,492
  Reinvested capital gains..........            882,647         359,529               -               -
                                            -----------     -----------     -----------     -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.....         (2,037,076)       (957,302)      1,307,448          66,442
                                            -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................          1,602,107         246,696         139,661         105,973
  Transfers between funds...........         (1,198,538)       (728,042)      2,043,854         180,265
  Surrenders........................           (132,778)        (35,654)        (28,894)         (1,367)
  Death benefits (note 4)...........             (3,026)              -               -              (1)
  Policy loans (net of repayments)
    (note 5)........................           (200,964)        (69,160)        (72,651)          4,787
  Deductions for surrender charges
    (note 2d).......................            (13,168)         (3,263)         (4,319)             (7)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)...............           (199,756)       (103,357)        (50,521)        (21,553)
  Asset charges (note 3):
    MSP contracts ............. ....             (2,663)         (1,735)           (847)           (430)
    LSFP contracts ............ ....               (756)         (1,618)           (855)           (122)
                                            -----------     -----------     -----------     -----------
      Net equity transactions.......           (149,542)       (696,133)      2,025,428         267,545
                                            -----------     -----------     -----------     -----------

Net change in contract
  owners' equity....................         (2,186,618)     (1,653,435)      3,332,876         333,987
Contract owners' equity beginning
  of period.........................          6,316,203       4,433,538       1,100,662         766,675
                                            -----------     -----------     -----------     -----------
Contract owners' equity end
  of period.........................        $ 4,129,585       2,780,103       4,433,538       1,100,662
                                            ===========     ===========     ===========     ===========


CHANGES IN UNITS:
  Beginning units...................            375,678         227,326          91,311          67,166
                                            -----------     -----------     -----------     -----------
  Units purchased...................             66,365          37,149         157,184          33,106
  Units redeemed....................            (80,215)        (88,400)        (21,169)         (8,961)
                                            -----------     -----------     -----------     -----------
  Ending units......................            361,828         176,075         227,326          91,311
                                            ===========     ===========     ===========     ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                           WPTIntEq                                      WPTSmCoGRr
                                            -----------------------------------------    -----------------------------------------
                                              2000           1999             1998           2000           1999            1998
                                            -----------   -----------     -----------     -----------    ----------    -----------
INVESTMENT ACTIVITY:
  Net investment income.............      $     (30,391)       36,167         (22,662)       (216,538)     (114,737)      (106,735)
  Realized gain (loss) on
    investments.....................            348,782     1,214,234        (402,559)      5,305,559       564,155         (4,820)
  Change in unrealized gain (loss)
    on investments..................         (4,794,748)    3,271,039         929,287     (18,360,336)    8,391,845       (287,723)
  Reinvested capital gains..........          1,233,063             -               -       5,714,137       709,970              -
                                            -----------   -----------     -----------     -----------    ----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations.....         (3,243,294)    4,521,440         504,066      (7,557,178)    9,551,233       (399,278)
                                            -----------   -----------     -----------     -----------    ----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................          1,203,310     1,411,984       1,111,024       3,205,250     2,658,532      2,471,813
  Transfers between funds...........         (1,618,161)     (167,066)     (1,578,624)      7,227,152      (248,812)    (1,849,405)
  Surrenders........................           (182,801)     (642,724)       (168,491)       (818,535)     (301,023)      (200,485)
  Death benefits (note 4)...........            (17,201)     (124,597)         (7,848)        (46,924)      (60,498)       (10,544)
  Policy loans (net of repayments)
    (note 5)................... ....           (160,238)      (83,407)       (259,475)       (406,035)     (288,744)        19,268
  Deductions for surrender charges
    (note 2d).......................            (16,729)      (96,081)        (18,111)        (74,907)      (45,000)       (20,649)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).......... ....           (426,399)     (427,942)       (265,303)     (1,346,935)     (902,731)      (454,770)
  Asset charges (note 3):
    MSP contracts ..................             (8,051)       (8,596)         (5,069)        (17,598)       (9,685)        (7,412)
    LSFP contracts .................             (6,243)       (3,905)         (1,439)        (12,620)       (5,597)        (2,105)
                                            -----------   -----------     -----------     -----------    ----------    -----------
      Net equity transactions.......         (1,232,513)     (142,334)     (1,193,336)      7,708,848       796,442        (54,289)
                                            -----------   -----------     -----------     -----------    ----------    -----------

Net change in contract
  owners' equity....................         (4,475,807)    4,379,106        (689,270)        151,670    10,347,675       (453,567)
Contract owners' equity beginning
  of period.........................         13,668,214     9,289,108       9,978,378      25,526,305    15,178,630     15,632,197
                                            -----------   -----------     -----------     -----------    ----------    -----------
Contract owners' equity end
  of period.........................      $   9,192,407    13,668,214       9,289,108      25,677,975    25,526,305     15,178,630
                                            ===========   ===========     ===========     ===========    ==========    ===========


CHANGES IN UNITS:
  Beginning units...................            779,846       805,473         900,081       1,024,167     1,015,805      1,004,312
                                            -----------   -----------     -----------     -----------    ----------    -----------
  Units purchased...................             83,704       160,398         234,059         353,977       183,941        292,883
  Units redeemed....................           (152,110)     (186,025)       (328,667)       (105,188)     (175,579)      (281,390)
                                            -----------   -----------     -----------     -----------    ----------    -----------
  Ending units......................            711,440       779,846         805,473       1,272,956     1,024,167      1,015,805
                                            ===========   ===========     ===========     ===========    ==========    ===========


See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal)
                American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)
                Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)

              Funds of the Gartmore NSAT;
                Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
                Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
                Gartmore NSAT - International Growth Fund (NSATIntGGM)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
                Fidelity VIP - Growth Portfolio (FidVGr)
                Fidelity VIP - High Income Portfolio (FidVHiIn)
                Fidelity VIP - Overseas Portfolio (FidVOvSe)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)


              Portfolios of the Janus Aspen Series;
                Janus Aspen - Capital Appreciation Portfolio - Service Shares (JanACapApS)
                Janus Aspen - Global Technology Portfolio - Service Shares (JanAGlTchS)
                Janus Aspen - International Growth Portfolio - Service Shares (JanAIntGrS)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
                Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
                Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
                Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
              (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
                Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
                Oppenheimer Bond Fund/VA (OppBdVA)
                Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
                Oppenheimer Global Securities Fund/VA (OppGlSecVA)
                Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
                Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Turner Funds;
                Turner NSAT - Growth Focus Fund (NSATGFocTU)

              Funds of The Universal Institutional Funds, Inc.;
                The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
                  (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
                  (formerly Van Kampen American Capital - Morgan Stanley U.S. Real Estate Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWwBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990:

                Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.



                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%. This charge is assessed monthly against each contract by liquidating units.

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the period ended December 31, 2000:


                                                TOTAL           ACVPBal        ACVPCapAp         ACVPIncGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       24,820                 -            2,924                 -              575
     Single Premium contracts issued
       on or after April 16, 1990....       1,684,130             8,312           50,858             7,821           39,191
     Multiple Payment and Flexible
       Premium contracts.............       7,154,891            35,037          172,093            25,391          152,864
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    8,863,841            43,349          225,875            33,212          192,630
                                         ============      ============     ============      ============     ============


                                            ACVPValue           DrySRGr         DryStkix         DryEuroEq          DryVapp
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            9                 -            2,043                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           7,369            14,818          104,574               469           14,211
     Multiple Payment and Flexible
       Premium contracts.............          19,786           142,212          691,343                58           43,939
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       27,164           157,030          797,960               527           58,150
                                         ============      ============     ============      ============     ============


                                            DryVGrinc         NSATEmMGM       NSATGTecGM        NSATIntGGM         FidVEqin
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -                -                 -            2,573
     Single Premium contracts issued
       on or after April 16, 1990....           3,646                 -              789                 -          167,821
     Multiple Payment and Flexible
       Premium contracts.............          16,273                21              129                14          459,835
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,919                21              918                14          630,229
                                         ============      ============     ============      ============     ============

                                               FidVGR          FidVHiin         FidVOvSe            FidVAM          FidVCon
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        3,497               443              734               369                -
     Single Premium contracts issued
       on or after April 16, 1990....         234,747            32,538           47,224            81,758           85,023
     Multiple Payment and Flexible
       Premium contracts.............       1,199,892           135,615          182,649           185,028          436,677
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    1,438,136           168,596          230,607           267,155          521,700
                                         ============      ============     ============      ============     ============

                                             FidVGrOP        JanACapApS       JanAGLTchS        JanAIntGrS        NSATCapAp
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          151                 -                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           3,965             2,507            5,105             8,260           15,130
     Multiple Payment and Flexible
       Premium contracts.............          36,864             7,957            5,342               535          247,451
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       40,980            10,464           10,447             8,795          262,581
                                         ============      ============     ============      ============     ============

                                            NSATGvtBd        NSATMCpSTR       NSATMCixDR          NSATMMkt       NSATMBdMas
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          458                 -                -             2,426               15
     Single Premium contracts issued
       on or after April 16, 1990....          55,609             1,065            1,586           180,399              109
     Multiple Payment and Flexible
       Premium contracts.............          43,413             1,726            2,639           231,050               96
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       99,480             2,791            4,225           413,875              220
                                         ============      ============     ============      ============     ============

                                           NSATSmCapG        NSATSmCapV         NSATSmCo        NSATTotRtn         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               737              203               581            1,617
     Single Premium contracts issued
       on or after April 16, 1990....             362            40,313           26,301            52,162           52,458
     Multiple Payment and Flexible
       Premium contracts.............           2,152            10,585          194,188           684,107          272,872
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        2,514            51,635          220,692           736,850          326,947
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat        NBAMTPart        OppAggGrVA          OppBdVA
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -             1,243                9                 -               11
     Single Premium contracts issued
       on or after April 16, 1990....             654            13,012           16,642             2,875           15,964
     Multiple Payment and Flexible
       Premium contracts.............          14,034            17,838          177,442             6,843           68,588
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       14,688            32,093          194,093             9,718           84,563
                                         ============      ============     ============      ============     ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2


                                           OppCapApVA        OppGLSecVA       OppMGRinVA        OppMltStVA           StOpp2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,316               681                -                 -              202
     Single Premium contracts issued
       on or after April 16, 1990....          23,233            43,763              390            38,900           59,630
     Multiple Payment and Flexible
       Premium contracts.............         105,211           268,868              575            86,217          296,055
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      129,760           313,312              965           125,117          355,887
                                         ============      ============     ============      ============     ============

                                              StDisc2         StintStk2       NSATGFocTU          MSUEmMKT       MSUUSRealE
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -                -               133              631
     Single Premium contracts issued
       on or after April 16, 1990....           8,552            11,016                -             1,340           13,596
     Multiple Payment and Flexible
       Premium contracts.............          50,352            38,509              100             4,918           32,402
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       58,904            49,525              100             6,391           46,629
                                         ============      ============     ============      ============     ============

                                               VEWwBD        VEWwEmgMkt       VEWwHrdAst         WPTGloPVC         WPTIntEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          181                29                1               794                -
     Single Premium contracts issued
       on or after April 16, 1990....           6,649             3,523           11,858             2,662           12,244
     Multiple Payment and Flexible
       Premium contracts.............          14,851            50,225           24,402            23,021           69,430
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       21,681            53,777           36,261            26,477           81,674
                                         ============      ============     ============      ============     ============

                                            WPTSmCoGr
                                         ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -
     Single Premium contracts issued
       on or after April 16, 1990....          35,097
     Multiple Payment and Flexible
       Premium contracts.............         181,441
                                         ------------
         Total.......................  $      216,538
                                         ============


     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the period ended December 31, 1999:

                                                TOTAL           ACVPBal        ACVPCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       22,217               126              315                79              360
     Single Premium contracts issued
       on or after April 16, 1990....       1,597,906             9,070           22,650             5,653           25,861
     Multiple Payment and Flexible
       Premium contracts.............       6,040,026            34,284           85,615            21,369           97,752
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    7,660,149            43,480          108,580            27,101          123,973
                                         ============      ============     ============      ============     ============


                                            ACVPValue           DrySRGr         DryStkix           DryVApp        DryVGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           61               333            2,086               166               46
     Single Premium contracts issued
       on or after April 16, 1990....           4,379            23,957          150,018            11,975            3,327
     Multiple Payment and Flexible
       Premium contracts.............          16,553            90,556          567,060            45,265           12,577
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       20,993           114,846          719,164            57,406           15,950
                                         ============      ============     ============      ============     ============

                                             FidVEqin            FidVGr         FidVHiln          FidVOvSe           FidVAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,071             3,322              574               580              784
     Single Premium contracts issued
       on or after April 16, 1990....         148,948           238,938           41,267            41,698           56,415
     Multiple Payment and Flexible
       Premium contracts.............         563,016           903,175          155,987           157,616          213,245
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      714,035         1,145,435          197,828           199,894          270,444
                                         ============      ============     ============      ============     ============

                                              FidVCon          FidVGrOp        NSATCapAp         NSATGvtBd         NSATMMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,335               137              937               352            1,204
     Single Premium contracts issued
       on or after April 16, 1990....          96,008             9,823           67,386            25,386           86,597
     Multiple Payment and Flexible
       Premium contracts.............         362,905            37,128          254,746            95,940          327,332
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      460,248            47,088          323,069           121,678          415,133
                                         ============      ============     ============      ============     ============

                                           NSATSmCapV          NSATSmCo       NSATTotRtn          NBAMTGro       NBAMTGuard
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           37               389            2,247               531               37
     Single Premium contracts issued
       on or after April 16, 1990....           2,682            27,949          161,641            38,230            2,667
     Multiple Payment and Flexible
       Premium contracts.............          10,138           105,646          610,999           144,507           10,083
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,857           133,984          774,887           183,268           12,787
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdVA        OppCapApVA       OppGlSecVA
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          104               680              266               141              553
     Single Premium contracts issued
       on or after April 16, 1990....           7,455            48,927           19,098            10,142           39,744
     Multiple Payment and Flexible
       Premium contracts.............          28,179           184,942           72,189            38,336          150,232
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       35,738           234,549           91,553            48,619          190,529
                                         ============      ============     ============      ============     ============

                                          OppMltStVA            StOpp2          StDisc2         StintStk2         MSUEmMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          335               821              156                65                9
     Single Premium contracts issued
       on or after April 16, 1990....          24,110            59,055           11,227             4,687              666
     Multiple Payment and Flexible
       Premium contracts.............          91,134           223,225           42,437            17,716            2,520
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      115,579           283,101           53,820            22,468            3,195
                                         ============      ============     ============      ============     ============


                                                                     (Continued)

                                           NATIONWIDE VLI SEPARATE ACCOUNT-2

                                        NOTES TO FINANCIAL STATEMENTS, Continued



                                           MSUUSRealE            VEWwBd       VEWwEmgMkt        VEWwHrdAst        WPTGloPVC
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                74               93               106               40
     Single Premium contracts issued.
       on or after April 16, 1990....           9,180             5,340            6,684             7,628            2,855
     Multiple Payment and Flexible
       Premium contracts.............          34,702            20,187           25,267            28,833           10,791
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       44,010            25,601           32,044            36,567           13,686
                                         ============      ============     ============      ============     ============

                                             WPTintEq         WPTSmCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          204               333
     Single Premium contracts issued
       on or after April 16, 1990....          14,649            23,934
     Multiple Payment and Flexible
       Premium contracts.............          55,372            90,470
                                         ------------      ------------
         Total.......................  $       70,225           114,737
                                         ============      ============


     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the period ended December 31, 1998:

                                                TOTAL           ACVPBal      ACVPCapAp         ACVPLcincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       19,963                 -            1,274                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....       1,519,080            10,112           21,146             2,536           34,065
     Multiple Payment and Flexible
       Premium contracts.............       4,699,480            28,860           59,964             5,054           66,239
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    6,238,523            38,972           82,384             7,590          100,304
                                         ============      ============     ============      ============     ============

                                            ACVPValue           DrySRGr         DryStkix           DryVApp        DryVGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -            3,655               102                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,104             9,572          112,048            10,336            2,255
     Multiple Payment and Flexible
       Premium contracts.............          15,894            67,383          392,626            16,686           12,787
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,998            76,955          508,329            27,124           15,042
                                         ============      ============     ============      ============     ============

                                             FidVEqin            FidVGr         FidVHiln          FidVOvSe           FidVAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,438             2,343              842             1,068              296
     Single Premium contracts issued
       on or after April 16, 1990....         194,440           188,365           49,966            53,993           86,061
     Multiple Payment and Flexible
       Premium contracts.............         418,071           568,902          160,813           112,745          152,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      614,949           759,610          211,621           167,806          239,207
                                         ============      ============     ============      ============     ============


                                              FidVCon          FidVGrOp        NSATCapAp         NSATGvtBd         NSATMMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                 -              654               305            1,358
     Single Premium contracts issued
       on or after April 16, 1990....          71,967            10,876           43,608            65,744          137,439
     Multiple Payment and Flexible
       Premium contracts.............         244,146            24,873          213,916            45,233          276,180
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      316,241            35,749          258,178           111,282          414,977
                                         ============      ============     ============      ============     ============

                                           NSATSmCapV          NSATSmCo       NSATTotRtn          NBAMTGro       NBAMTGuard
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -            1,584             1,581                -
     Single Premium contracts issued
       on or after April 16, 1990....           3,094            13,672           58,566            43,543              553
     Multiple Payment and Flexible
       Premium contracts.............             414           101,912          613,346           108,763            4,227
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        3,508           115,584          673,496           153,887            4,780
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdVA        OppCapApVA       OppGLSecVa
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          930                 -                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....          14,562            50,988           20,073             4,182           20,102
     Multiple Payment and Flexible
       Premium contracts.............          27,237           203,440           71,491            22,064          127,490
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       42,729           254,428           91,564            26,246          147,592
                                         ============      ============     ============      ============     ============

                                           OppMltStVA            StOpp2         StVDisc2        StVintStk2         MSUEmMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               120                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....          31,490            41,028           13,873             4,013              635
     Multiple Payment and Flexible
       Premium contracts.............          73,481           179,612           44,277            11,015            1,765
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      104,971           220,760           58,150            15,028            2,400
                                         ============      ============     ============      ============     ============

                                           MSUUSRealE            VEWwBd       VEWwEmgMkt        VEWwHrdAst        WPTGloPVC
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          575                39                -               486                -
     Single Premium contracts issued
       on or after April 16, 1990....          13,117            11,374            1,792            17,613            3,460
     Multiple Payment and Flexible
       Premium contracts.............          38,337            15,186           12,394            20,246            2,733
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       52,029            26,599           14,186            38,345            6,193
                                         ============      ============     ============      ============     ============

                                             WPTIntEq         WPTSmCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          185                 -
     Single Premium contracts issued
       on or after April 16, 1990....          13,450            29,267
     Multiple Payment and Flexible
       Premium contracts.............          59,360            77,468
                                         ------------      ------------
         Total.......................  $       72,995           106,735
                                         ============      ============


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS,Continued

(4) Death Benefits

    Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) Policy Loans (Net of Repayments)

    Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) Financial Highlights

    The following is a summary of units, unit fair values and contract owners'equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

    The following is a summary for 2000:

                                                                             Unit        Contract                    Total
                                                                   Units   Fair Value Owners' Equity   Expenses(*)  Return(**)
                                                                   -----   ---------- --------------   -----------  ----------
Single Premium contracts issued prior to
April 16, 1990:
  American Century VP -
    American Century VP Capital Appreciation ................      7,428   $39.820221   $295,785         1.13%        8.49%
American Century VP -
  American Century VP International .........................      2,453    22.205291     54,470         0.96%      (17.24)%
American Century VP -
  American Century VP Value .................................        118    15.308543      1,806         1.00%       17.56%
Dreyfus Stock Index Fund ....................................      6,384    30.300792    193,440         0.56%       (9.73)%
Fidelity VIP - Equity-Income Portfolio ......................      5,076    47.985530    243,575         1.10%        7.88%
Fidelity VIP - Growth Portfolio .............................      4,686    70.634432    330,993         1.23%      (11.42)%
Fidelity VIP - High Income Portfolio ........................      1,862    22.540543     41,970         0.86%      (22.86)%
Fidelity VIP - Overseas Portfolio ...........................      2,500    27.806776     69,517         0.70%      (19.51)%
Fidelity VIP-II - Asset Manager Portfolio ...................      1,178    29.647039     34,924         1.03%       (4.41)%
Fidelity VIP-III - Growth Opportunities Portfolio ...........      1,231    11.614608     14,298         0.86%      (17.48)%
Nationwide SAT - Government Bond Fund .......................      1,707    25.392104     43,344         1.11%       11.98%
Nationwide SAT - Money Market Fund ..........................     12,856    17.866283    229,689         0.96%        5.50%
Nationwide SAT - Multi Sector Bond Fund .....................        259    10.458203      2,709         1.11%(***)   6.83%(***)
Nationwide SAT - Small Cap Value Fund .......................      5,781    12.068870     69,770         1.07%       10.65%
Nationwide SAT - Small Company Fund .........................        762    25.176901     19,185         1.01%        8.36%
Nationwide SAT - Total Return Fund ..........................      1,319    41.669957     54,963         0.45%       (2.61)%
Neuberger & Berman AMT - Growth Portfolio ...................      3,192    47.952407    153,064         1.02%      (12.09)%
Neuberger & Berman AMT -
  Limited Maturity Bond Fund ................................      6,082    19.346478    117,665         1.10%        6.25%
Neuberger & Berman AMT - Partners Portfolio .................         72    25.096849      1,807         1.00%        0.20%
Oppenheimer Bond Fund / VA ..................................         51    20.213946      1,031         1.07%        5.57%
Oppenheimer Capital Appreciation Fund / VA ..................      6,917    18.017261    124,625         1.06%       (0.73)%
Oppenheimer Global Securities Fund / VA .....................      2,118    30.445645     64,484         1.06%        4.57%
Strong Opportunities Fund II, Inc. ..........................        447    42.694690     19,085         1.09%        6.07%
The Universal Institutional Funds, Inc.-
  Emerging Markets Debt Portfolio
  (formerly Morgan Stanley -
  Emerging Markets Debt Portfolio) ..........................      1,265     9.982829     12,628         1.02%       10.83%
The Universal Institutional Funds, Inc.-
  U.S.Real Estate Portfolio
  (formerly Van Kampen American Capital -
  Morgan Stanley Real Estate Portfolio) .....................      3,074    19.442286     59,766         1.06%(***)  14.93%(***)
Van Eck WIT - Worldwide Bond Fund ...........................      1,105    15.517699     17,147         0.97%        1.36%
Van Eck WIT -
  Worldwide Emerging Markets Fund ...........................        407     6.661531      2,711         0.96%      (42.15)%
Van Eck WIT - Worldwide Hard Assets Fund ....................          5    13.393001         67         0.80%       10.85%
Warburg Pincus Trust -
  Global Post-Venture Capital Portfolio .....................      4,740    15.854894     75,152         0.92%      (19.34)%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                     Unit             Contract                      Total
                                                        Units     Fair Value       Owners' Equity Expenses(*)      Return(**)
                                                        -----     ----------       -------------- -----------      ----------
Single Premium contracts issued on or after
April 16, 1990:
 American Century VP -
   American Century VP Balanced . . . . . . . . . .     29,587      19.506844          577,149       1.27%          (3.90)%
 American Century VP -
   American Century VP Capital Appreciation . . . .    156,838      26.057031        4,086,733       1.38%           7.63%
 American Century VP -
   American Century VP Income and Growth. . . . . .     48,794      11.128733          543,015       1.29%         (11.76)%
 American Century VP -
   American Century VP International. . . . . . . .    126,911      21.441430        2,721,153       1.12%         (17.90)%
 American Century VP -
   American Century VP Value. . . . . . . . . . . .     57,614      14.906133          858,802       1.23%          16.63%
 The Dreyfus Socially Responsible
   Growth Fund, Inc.. . . . . . . . . . . . . . . .     33,067      31.114958        1,028,878       1.38%         (12.18)%
 Dreyfus Stock Index Fund . . . . . . . . . . . . .    248,888      29.173405        7,260,910       1.19%         (10.45)%
 Dreyfus IP - European Equity Portfolio . . . . . .      5,683       9.273374           52,701       1.78%(***)    (10.84)%(***)
 Dreyfus VIF - Appreciation Portfolio . . . . . . .     69,804      14.135555          986,718       1.32%          (1.93)%
 Dreyfus VIF - Growth and Income Portfolio. . . . .     16,818      13.856323          233,036       1.93%          (5.02)%
 Fidelity VIP - Equity-Income Portfolio . . . . . .    304,863      38.221825       11,652,420       1.30%           7.03%
 Fidelity VIP - Growth Portfolio. . . . . . . . . .    342,658      47.567395       16,299,348       1.32%         (12.12)%
 Fidelity VIP - High Income Portfolio . . . . . . .    100,049      22.581448        2,259,251       1.21%         (23.47)%
 Fidelity VIP - Overseas Portfolio. . . . . . . . .    168,125      19.502680        3,278,888       1.11%         (20.15)%
 Fidelity VIP-II - Asset Manager Portfolio. . . . .    201,334      28.195602        5,676,733       1.37%          (5.16)%
 Fidelity VIP-II - Contrafund Portfolio . . . . . .    250,535      23.563410        5,903,459       1.28%          (7.82)%
 Fidelity VIP-III - Growth Opportunities Portfolio.     19,392      11.331281          219,736       1.52%         (18.13)%
 Gartmore NSAT Global Technology
   & Communications Fund. . . . . . . . . . . . . .     18,398       5.998698          110,364       1.43%(***)   (160.59)%(***)
 Janus Aspen Series -
   Capital Appreciation Portfolio . . . . . . . . .     22,133       7.865419          174,085       1.24%(***)    (31.83)%(***)
 Janus Aspen Series -
   Global Technology Portfolio. . . . . . . . . . .     52,739       6.720656          354,441       1.57%(***)    (48.88)%(***)
 Janus Aspen Series -
   International Growth Portfolio . . . . . . . . .     72,749       7.883682          573,530       1.63%(***)    (31.55)%(***)
 Nationwide SAT - Capital Appreciation Fund . . . .     45,948      22.863519        1,050,533       1.01%         (27.48)%
 Nationwide SAT - Government Bond Fund. . . . . . .      188,357      20.498919        3,861,115       1.34%          11.09%
 Nationwide SAT - Mid Cap Growth Fund . . . . . . .      9,148       8.081237           73,927       1.03%(***)    (28.61)%(***)
 Nationwide SAT - Mid Cap Index Fund. . . . . . . .     10,564      10.427067          110,152       1.34%(***)      6.37%(***)
 Nationwide SAT - Money Market Fund . . . . . . . .    857,846      14.589227       12,515,310       1.31%           4.66%
 Nationwide SAT - Multi Sector Bond Fund. . . . . .      1,928      10.403041           20,057       1.09%(***)      6.01%(***)
 Nationwide SAT - Small Cap Growth Fund . . . . . .      3,122       8.049546           25,131       1.43%(***)    (29.07)%(***)
 Nationwide SAT - Small Cap Value Fund. . . . . . .    236,917      11.814503        2,799,057       1.32%           9.77%
 Nationwide SAT - Small Company Fund. . . . . . . .     74,796      24.415235        1,826,162       1.57%           7.50%
 Nationwide SAT - Total Return Fund . . . . . . . .    103,521      34.985736        3,621,758       1.34%          (3.38)%
 Neuberger & Berman AMT - Growth Portfolio. . . . .    110,577      32.939123        3,642,309       1.43%         (12.79)%
 Neuberger & Berman AMT - Guardian Portfolio. . . .      4,316      10.513749           45,377       1.71%          (0.17)%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio. . . . . . . . .     55,938      16.150810          903,444       1.44%           5.41%
 Neuberger & Berman AMT - Partners Portfolio. . . .     56,278      24.233377        1,363,806       1.09%          (0.59)%


                                                                        Unit          Contract                      Total
                                                       Units         Fair Value     Owners' Equity   Expenses(*)   Return(**)
                                                       -----         ----------     --------------   -----------   ----------

 Oppenheimer Aggressive Growth Fund / VA. . . . . .     25,730         7.757136         199,591       1.32%(***)    (33.44)%(***)
 Oppenheimer Bond Fund / VA . . . . . . . . . . . .     57,658        19.224081       1,108,422       1.33%           4.73%
 Oppenheimer Capital Appreciation Fund / VA . . . .     91,772        17.577949       1,613,164       1.73%          (1.51)%
 Oppenheimer Global Securities Fund / VA. . . . . .    103,662        29.312842       3,038,628       1.50%           3.74%
 Oppenheimer
   Main Street Growth and Income / VA . . . . . . .      3,017         8.977032          27,084       1.42%(***)    (15.25)%(***)
 Oppenheimer Multiple Strategies Fund / VA. . . . .    102,256        26.413991       2,700,989       1.45%           5.07%
 Strong Opportunity Fund II, Inc. . . . . . . . . .    101,232        40.898881       4,140,276       1.47%           5.23%
 Strong VIF - Strong Discovery Fund II. . . . . . .     29,577        20.076460         593,801       1.38%           3.05%
 Strong VIF - Strong International Stock Fund II. .     77,557         9.861771         764,849       0.71%         (40.30)%
 The Universal Institutional Funds, Inc.-
   Emerging Markets Debt Portfolio
   (formerly Morgan Stanley -
   Emerging Markets Debt Portfolio) . . . . . . . .      9,551         9.739230          93,019       1.78%           9.96%
 The Universal Institutional Funds, Inc.-
   U.S.Real Estate Portfolio
   (formerly Van Kampen American Capital -
   Morgan Stanley Real Estate Portfolio). . . . . .     50,123        18.833757         944,004       1.77%(***)     14.11%(***)
 Van Eck WIT - Worldwide Bond Fund. . . . . . . . .     31,281        14.757769         461,638       1.38%           0.56%
 Van Eck WIT -
   Worldwide Emerging Markets Fund. . . . . . . . .     37,709         6.486254         244,590       0.43%         (42.61)%
 Van Eck WIT - Worldwide Hard Assets Fund . . . . .     57,160        14.404038         823,335       1.35%           9.97%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio. . . . . .     11,974        15.438040         184,855       0.78%         (19.98)%
 Warburg Pincus Trust -
   International Equity Portfolio . . . . . . . . .     66,083        12.864457         850,122       1.07%         (26.85)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio . . . . . . . . .    118,070        20.639565       2,436,913       1.31%         (19.17)%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP -
   American Century VP Balanced . . . . . . . . . .    204,099        20.372425       4,157,992       0.79%          (3.42)%
 American Century VP -
   American Century VP Capital Appreciation . . . .    819,897        25.207415      20,667,484       0.98%           8.17%
 American Century VP -
   American Century VP Income and Growth. . . . . .    303,622        11.277817       3,424,193       0.79%         (11.32)%
 American Century VP -
   American Century VP International. . . . . . . .    754,646        22.139513      16,707,495       0.90%         (17.49)%
 American Century VP -
   American Century VP Value. . . . . . . . . . . .    323,587        15.208380       4,921,234       0.57%          17.21%
 The Dreyfus Socially Responsible
   Growth Fund, Inc.  . . . . . . . . . . . . . . .    508,803        32.259560      16,413,761       0.86%         (11.74)%
 Dreyfus Stock Index Fund . . . . . . . . . . . . .  2,613,545        30.248565      79,055,986       0.83%         (10.00)%
 Dreyfus IP - European Equity Portfolio . . . . . .      3,721         9.304097          34,621       0.34%(***)    (10.38)%(***)
 Dreyfus VIF - Appreciation Portfolio . . . . . . .    365,003        14.382034       5,249,486       0.79%          (1.44)%
 Dreyfus VIF - Growth and Income Portfolio. . . . .    152,925        14.137245       2,161,938       0.77%          (4.54)%
 Fidelity VIP - Equity-Income Portfolio . . . . . .  1,556,185        40.214814      62,581,690       0.72%           7.56%
 Fidelity VIP - Growth Portfolio. . . . . . . . . .  2,621,312        49.366480     129,404,946       0.87%         (11.69)%
 Fidelity VIP - High Income Portfolio . . . . . . .    619,065        21.565326      13,350,339       0.84%         (23.09)%
 Fidelity VIP - Overseas Portfolio. . . . . . . . .    866,875        21.539183      18,671,779       0.87%         (19.75)%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                         Unit          Contract                      Total
                                                           Units       Fair Value    Owners' Equity  Expenses(*)    Return(**)
                                                           -----       ----------    --------------  -----------    ----------
Fidelity VIP-II - Asset Manager Portfolio .............    851,071      26.071970       22,189,098     0.78%         (4.69)%
Fidelity VIP-II - Contrafund Portfolio ................  2,107,468      24.218904       51,040,565     0.81%         (7.36)%
Fidelity VIP-III - Growth Opportunities Portfolio .....    358,453      11.528985        4,132,599     0.77%        (17.72)%
Gartmore NSAT Emerging Markets Fund ...................      1,063       8.695491            9,243     0.82%(***)   (52.38)%(***)
Gartmore NSAT Global Technology
 & Communications Fund ................................     46,652       6.005978          280,191     0.69%(***)  (160.31)%(***)
Gartmore NSAT International Growth Fund ...............        453       9.231934            4,182     0.67%(***)   (30.83)%(***)
Janus Aspen Series -
 Capital Appreciation Portfolio .......................    297,781       7.891490        2,349,936     0.68%(***)   (31.44)%(***)
Janus Aspen Series -
 Global Technology Portfolio ..........................    259,751       6.742955        1,751,489     0.61%(***)   (48.56)%(***)
Janus Aspen Series -
 International Growth Portfolio .......................    174,672       7.909816        1,381,623     0.63%(***)   (31.16)%(***)
Nationwide SAT - Capital Appreciation Fund ............    952,662      23.877962       22,747,627     0.84%        (27.12)%
Nationwide SAT - Government Bond Fund .................    359,189      19.556523        7,024,488     0.62%         11.65%
Nationwide SAT - Mid Cap Growth Fund ..................     76,685       8.108035          621,765     0.83%(***)   (28.21)%(***)
Nationwide SAT - Mid Cap Index Fund ...................    145,426      10.461575        1,521,385     0.52%(***)     6.89%(***)
Nationwide SAT - Money Market Fund ....................  2,268,467      14.571330       33,054,581     0.71%          5.18%
Nationwide SAT - Multi Sector Bond Fund ...............      3,000      10.437484           31,312     0.91%(***)     6.51%(***)
Nationwide SAT - Small Cap Growth Fund ................     85,563       8.076240          691,027     0.63%(***)   (28.68)%(***)
Nationwide SAT - Small Cap Value Fund .................    275,697      11.972833        3,300,874     0.42%         10.32%
Nationwide SAT - Small Company Fund ...................    998,068      25.056031       25,007,623     0.84%          8.03%
Nationwide SAT - Total Return Fund ....................  2,359,054      34.069071       80,370,778     0.79%         (2.90)%
Neuberger & Berman AMT - Growth Portfolio .............    793,907      33.145055       26,314,091     1.06%        (12.36)%
Neuberger & Berman AMT - Guardian Portfolio ...........    149,159      10.654639        1,589,235     0.80%          0.33%
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio ......................    141,846      15.848178        2,248,001     0.67%          5.94%
Neuberger & Berman AMT - Partners Portfolio ...........    781,588      25.022294       19,557,125     0.79%         (0.01)%
Oppenheimer Aggressive Growth Fund / VA ...............    313,898       7.782869        2,443,027     0.84%(***)   (33.05)%(***)
Oppenheimer Bond Fund / VA ............................    480,377      18.615856        8,942,629     0.76%          5.26%
Oppenheimer Capital Appreciation Fund / VA ............    796,536      17.884539       14,245,679     0.88%         (1.02)%
Oppenheimer Global Securities Fund / VA ...............  1,096,887      30.393395       33,338,120     0.85%          4.26%
Oppenheimer
 Main Street Growth and Income / VA ...................     33,482       9.006749          301,564     0.57%(***)   (14.80)%(***)
Oppenheimer Multiple Strategies Fund / VA .............    412,843      26.579650       10,973,222     0.78%          5.59%
Strong Opportunity Fund II, Inc. ......................    877,807      42.709091       37,490,339     0.80%          5.75%
Strong VIF - Strong Discovery Fund II .................    271,144      20.965624        5,684,703     0.86%          3.57%
Strong VIF - Strong International Stock Fund II .......    210,636      10.120684        2,131,780     1.32%        (40.00)%
The Universal Institutional Funds, Inc.-
 Emerging Markets Debt Portfolio
 (formerly Morgan Stanley -
 Emerging Markets Debt Portfolio) .....................     62,323       9.909218          617,572     0.97%         10.50%
The Universal Institutional Funds, Inc.-
 U.S.Real Estate Portfolio
 (formerly Van Kampen American Capital -
 Morgan Stanley Real Estate Portfolio) ................    277,285      19.357784        5,367,623     0.71%(***)    14.61%(***)
Turner NSAT Growth Focus Fund .........................      7,806       6.332010           49,428     0.70%(***)  (147.22)%(***)
Van Eck WIT - Worldwide Bond Fund .....................    123,195      14.152095        1,743,467     0.79%          1.06%


                                                                            Unit        Contract                     Total
                                                           Units         Fair Value   Owners' Equity    Expenses(*)  Return(**)
                                                           -----         ----------   --------------    -----------  ----------
 Van Eck WIT -
   Worldwide Emerging Markets Fund ......................  443,771         6.617911       2,936,837        1.05%     (42.33)%
 Van Eck WIT - Worldwide Hard Assets Fund ...............  186,255        16.202639       3,017,823        0.81%      10.52%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ................  139,959        15.751152       2,204,515        0.99%     (19.58)%
 Warburg Pincus Trust -
   International Equity Portfolio .......................  525,361        13.222451       6,946,560        0.82%     (26.48)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio .......................  942,509        21.214019      19,994,404        0.91%     (18.76)%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP -
   American Century VP Balanced .........................   46,479        15.701900         729,809        0.00%      (2.65)%
 American Century VP -
   American Century VP Capital Appreciation .............  136,380        15.483078       2,111,582        0.00%       9.03%
 American Century VP -
   American Century VP Income and Growth ................   51,494        11.520561         593,240        0.00%     (10.62)%
 American Century VP -
   American Century VP International ....................  143,626        20.710054       2,974,502        0.00%     (16.83)%
 American Century VP -
   American Century VP Value ............................   53,790        15.704757         844,759        0.00%      18.14%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. ....................................   87,987        21.499776       1,891,701        0.00%     (11.03)%
 Dreyfus Stock Index Fund ...............................  591,538        21.373424      12,643,192        0.00%      (9.28)%
 Dreyfus IP - European Equity Portfolio .................    2,553         9.353456          23,879        0.00%      (9.65)%
 Dreyfus VIF - Appreciation Portfolio ...................   68,662        14.785375       1,015,193        0.00%      (0.65)%(***)
 Dreyfus VIF - Growth and Income Portfolio ..............   50,580        14.598583         738,396        0.00%      (3.78)%
 Fidelity VIP - Equity-Income Portfolio  ................  410,082        17.788146       7,294,598        0.00%       8.42%
 Fidelity VIP - Growth Portfolio ........................  494,090        22.013206      10,876,505        0.00%     (10.98)%
 Fidelity VIP - High Income Portfolio ...................  251,453        10.222956       2,570,593        0.00%     (22.47)%
 Fidelity VIP - Overseas Portfolio ......................  109,074        15.480896       1,688,563        0.00%     (19.11)%
 Fidelity VIP-II - Asset Manager Portfolio ..............   97,054        16.328861       1,584,781        0.00%      (3.93)%
 Fidelity VIP-II - Contrafund Portfolio .................  339,730        21.061590       7,155,254        0.00%      (6.62)%
 Fidelity VIP-III - Growth Opportunities Portfolio ......   67,837        11.852480         804,037        0.00%     (17.07)%
 Gartmore NSAT Global Technology
   & Communications Fund ................................    2,596         6.017639          15,622        0.00%    (159.83)%(***)
 Janus Aspen Series -
   Capital Appreciation Portfolio  ......................   54,056         7.933369         428,846        0.00%     (30.82)%(***)
 Janus Aspen Series -
   Global Technology Portfolio ..........................   51,067         6.778794         346,173        0.00%     (48.02)%(***)
 Janus Aspen Series -
   International Growth Portfolio .......................   28,662         7.951801         227,915        0.00%     (30.53)%(***)
 Nationwide SAT - Capital Appreciation Fund .............  202,780        15.547089       3,152,639        0.00%     (26.53)%
 Nationwide SAT - Government Bond Fund ..................  147,694        14.017108       2,070,243        0.00%      12.54%
 Nationwide SAT - Mid Cap Growth Fund ...................   15,341         8.151094         125,046        0.00%     (27.57)%(***)
 Nationwide SAT - Mid Cap Index Fund ....................   15,903        10.517026         167,252        0.00%       7.71%(***)
 Nationwide SAT - Money Market Fund .....................  690,357        12.735851       8,792,284        0.00%       6.03%
 Nationwide SAT - Multi Sector Bond Fund ................    3,146        10.492823          33,010        0.00%       7.35%(***)
 Nationwide SAT - Small Cap Growth Fund .................    5,428         8.119138          44,071        0.00%     (28.04)%(***)
 Nationwide SAT - Small Cap Value Fund ..................   92,343        12.230652       1,129,415        0.00%      11.20%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                        Unit         Contract                         Total
                                                          Units      Fair Value   Owners' Equity    Expenses(*)      Return(**)
                                                          -----      ----------   --------------    -----------      ----------
   Nationwide SAT - Small Company Fund ..............    232,635      19.565011      4,551,506        0.00%            8.90%
   Nationwide SAT - Total Return Fund ...............    383,717      18.308017      7,025,097        0.00%           (2.12)%
   Neuberger & Berman AMT - Growth Portfolio ........    165,377      19.543829      3,232,100        0.00%          (11.66)%
   Neuberger & Berman AMT - Guardian Portfolio ......     31,192      10.883981        339,493        0.00%            1.13%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio .................     48,744      12.650873        616,654        0.00%            6.78%
   Neuberger & Berman AMT - Partners Portfolio ......    218,683      16.971642      3,711,410        0.00%            0.07%
   Oppenheimer Aggressive Growth Fund / VA ..........     29,380       7.824211        229,875        0.00%          (32.44)%(***)
   Oppenheimer Bond Fund / VA .......................    108,962      12.977817      1,414,089        0.00%            6.10%
   Oppenheimer Capital Appreciation Fund / VA .......    115,080      18.386180      2,115,882        0.00%           (0.23)%
   Oppenheimer Global Securities Fund / VA ..........    119,169      25.205074      3,003,663        0.00%            5.09%
   Oppenheimer
    Main Street Growth and Income / VA ..............     10,745       9.054521         97,291        0.00%          (14.09)%(***)
   Oppenheimer Multiple Strategies Fund / VA ........     82,390      16.271709      1,340,626        0.00%            6.44%
   Strong Opportunity Fund II, Inc. .................     96,471      22.004768      2,122,822        0.00%            6.60%
   Strong VIF - Strong Discovery Fund II ............     25,155      12.955970        325,907        0.00%            4.39%
   Strong VIF - Strong International Stock Fund II ..     51,648       9.373600        484,128        0.00%          (39.52)%
   The Universal Institutional Funds, Inc.-
    Emerging Markets Debt Portfolio
    (formerly Morgan Stanley -
    Emerging Markets Debt Portfolio) ................     33,493      10.187412        341,207        0.00%           11.39%
   The Universal Institutional Funds, Inc.-
    U.S.Real Estate Portfolio
    (formerly Van Kampen American Capital -
    Morgan Stanley Real Estate Portfolio) ...........     57,529      18.164582      1,044,990        0.00%           15.43%(***)
   Van Eck WIT - Worldwide Bond Fund ................     15,146      11.400381        172,670        0.00%            1.87%
   Van Eck WIT -
    Worldwide Emerging Markets Fund .................     91,301       6.834145        623,964        0.00%          (41.87)%
   Van Eck WIT - Worldwide Hard Assets Fund .........     35,253       9.200485        324,345        0.00%           11.40%
   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........     19,402      16.265390        315,581        0.00%          (18.94)%
   Warburg Pincus Trust -
    International Equity Portfolio ..................    119,996      11.631433      1,395,725        0.00%          (25.90)%
   Warburg Pincus Trust -
    Small Company Growth Portfolio ..................    212,377      15.287247      3,246,660        0.00%          (18.11)%
                                                         =======      =========   ------------
                                                                                $1,071,884,297
                                                                                ==============

The following is a summary for 1999:
Single Premium contracts issued prior to April 16, 1990:

   American Century VP -
    American Century VP Capital Appreciation . . . .  .    6,108    $ 36.406768 $      222,373        0.87%           63.70%
   American Century VP -
    American Century VP International . . . . . . . . .    2,459      26.614141         65,444        1.10%           63.23%
   The Dreyfus Socially Responsible
    Growth Fund, Inc. . . . . . . . . . . . . . . . . .    1,699      36.209915         61,521        1.08%           29.43%
   Dreyfus Stock Index Fund . . . . . . . . . . . . . .   16,208      33.296352        539,667        0.44%           20.00%




                                                                                Unit             Contract                  Total
                                                                Units        Fair Value       Owners' Equity Expenses(*)  Return(**)
                                                                -----        ----------       -------------- -----------  ----------
 Dreyfus VIF - Appreciation Portfolio ......................       868        14.538186           12,619       1.37%      10.90%
 Fidelity VIP - Equity-Income Portfolio ....................     5,082        44.120448          224,220       0.83%       5.80%
 Fidelity VIP - Growth Portfolio ...........................     3,009        79.099308          238,010       1.32%      36.75%
 Fidelity VIP - High Income Portfolio ......................     2,115        28.983767           61,301       0.73%       7.62%
 Fidelity VIP - Overseas Portfolio .........................     4,084        34.268141          139,951       0.45%      41.92%
 Fidelity VIP-II - Asset Manager Portfolio .................     1,185        30.762893           36,454       1.39%      10.54%
 Fidelity VIP-II - Contrafund Portfolio ....................       677        25.968332           17,581       1.37%      23.63%
 Fidelity VIP-III - Growth Opportunities Portfolio .........     1,477        13.960952           20,620       1.33%       3.75%
 Morgan Stanley -
   Emerging Markets Debt Portfolio .........................     1,518         8.934183           13,562       0.13%      28.73%
 Nationwide SAT - Capital Appreciation Fund ................     1,979        32.388538           64,097       1.36%       3.76%
 Nationwide SAT - Government Bond Fund .....................     1,747        22.492327           39,294       0.95%      (2.83)%
 Nationwide SAT - Money Market Fund ........................    16,350        16.794246          274,586       0.56%       4.32%
 Nationwide SAT - Small Cap Value Fund .....................     2,201        10.825871           23,828       0.31%      27.20%
 Nationwide SAT - Small Company Fund .......................       913        23.047417           21,042       1.32%      43.30%
 Nationwide SAT - Total Return Fund ........................     4,738        42.439374          201,078       1.18%       6.41%
 Neuberger & Berman AMT - Growth Portfolio .................     3,041        54.109841          164,548       0.31%      49.65%
 Neuberger & Berman AMT - Guardian Portfolio ...............       561        10.593122            5,943       1.25%      14.36%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio .........................     5,986        18.060558          108,111       0.85%       0.97%
 Strong Opportunities Fund II, Inc. ........................       450        40.018322           18,008       1.21%      34.23%
 Van Eck WIT - Worldwide Bond Fund .........................     1,325        15.185599           20,121       0.60%      (8.28)%
 Van Eck WIT -
   Worldwide Emerging Markets Fund .........................     6,267        11.423096           71,589       0.86%      99.29%
 Van Eck WIT - Worldwide Hard Assets Fund ..................        10        11.984540              120       0.81%      20.40%

Single Premium contracts issued on or after
April 16, 1990:
 American Century VP -
   American Century VP Balanced ............................    36,043        20.298769          731,629       1.18%       8.64%
 American Century VP -
   American Century VP Capital Appreciation ................   134,822        24.209204        3,263,933       0.91%      62.40%
 American Century VP -
   American Century VP Income and Growth ...................    53,220        12.612413          671,233       1.29%      16.50%
 American Century VP -
   American Century VP International .......................   162,982        26.114709        4,256,228       0.74%      61.93%
 American Century VP -
   American Century VP Value ...............................    26,781        12.781220          342,294       1.31%      (2.13)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. .......................................    31,488        35.428815        1,115,583       1.59%      28.40%
 Dreyfus Stock Index Fund ..................................   315,343        32.576553       10,272,788       1.56%      19.05%
 Dreyfus VIF - Appreciation Portfolio ......................    81,279        14.413356        1,171,503       1.20%      10.02%
 Dreyfus VIF - Growth and Income Portfolio .................     9,941        14.588194          145,021       1.43%      15.38%
 Fidelity VIP - Equity-Income Portfolio  ...................   395,355        35.712129       14,118,969       1.00%       4.96%
 Fidelity VIP - Growth Portfolio ...........................   355,884        54.130524       19,264,187       1.39%      35.66%
 Fidelity VIP - High Income Portfolio ......................   105,520        29.506936        3,113,572       1.16%       6.76%
 Fidelity VIP - Overseas Portfolio .........................   213,601        24.423718        5,216,931       0.88%      40.79%
 Fidelity VIP-II - Asset Manager Portfolio .................   211,956        29.730624        6,301,584       0.86%       9.66%
 Fidelity VIP-II - Contrafund Portfolio ....................   290,335        25.563198        7,421,891       1.46%      22.65%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                       Unit             Contract                         Total
                                                         Units      Fair Value       Owners' Equity   Expenses(*)      Return(**)
                                                         -----      ----------       --------------   -----------      ----------
 Fidelity VIP-III - Growth Opportunities Portfolio ..    21,868      13.841079            302,677       1.68%            2.93%
 Morgan Stanley -
   Emerging Markets Debt Portfolio ..................     6,540       8.857388             57,927       1.23%           27.71%
 Nationwide SAT - Capital Appreciation Fund .........    62,075      31.526314          1,956,996       0.84%            2.93%
 Nationwide SAT - Government Bond Fund ..............   240,383      18.452016          4,435,551       0.52%           (3.61)%
 Nationwide SAT - Money Market Fund ................. 1,082,615      13.940225         15,091,897       0.66%            3.49%
 Nationwide SAT - Small Cap Value Fund ..............    23,585      10.762831            253,841       1.07%           26.19%
 Nationwide SAT - Small Company Fund ................    66,890      22.712185          1,519,218       1.60%           42.16%
 Nationwide SAT - Total Return Fund .................   115,322      36.208762          4,175,667       1.62%            5.56%
 Neuberger & Berman AMT - Growth Portfolio ..........    97,552      37.771042          3,684,641       1.07%           48.46%
 Neuberger & Berman AMT - Guardian Portfolio ........     2,945      10.531438             31,015       1.77%           13.45%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ..................    58,827      15.321478            901,317       0.72%            0.17%
 Neuberger & Berman AMT - Partners Portfolio ........    69,118      24.377639          1,684,934       1.70%            5.98%
 Oppenheimer Bond Fund / VA .........................    70,351      18.355321          1,291,315       1.32%           (2.79)%
 Oppenheimer Capital Appreciation Fund / VA .........    60,384      17.847892          1,077,727       1.44%           39.83%
 Oppenheimer Global Securities Fund / VA ............    99,036      28.256521          2,798,413       1.81%           56.44%
 Oppenheimer Multiple Strategies Fund / VA ..........   106,259      25.139330          2,671,280       0.93%           10.35%
 Strong Opportunity Fund II, Inc. ...................   102,073      38.955700          3,976,325       1.63%           33.17%
 Strong VIF - Strong Discovery Fund II ..............    32,996      19.481837            642,823       1.28%            3.73%
 Strong VIF - Strong International Stock Fund II ....   142,490      16.519505          2,353,864       0.35%           84.79%
 Van Eck WIT - Worldwide Bond Fund ..................    34,273      14.675886            502,987       0.76%           (9.01)%
 Van Eck WIT -
   Worldwide Emerging Markets Fund ..................   123,914      11.302972          1,400,596       0.87%           97.70%
 Van Eck WIT Worldwide Hard Assets Fund .............    71,735      13.098076            939,590       0.65%           19.44%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio .................    39,678      14.898574            591,146       1.12%           (4.62)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ............    88,739      19.293144          1,712,054       0.29%           61.39%
 Warburg Pincus Trust -
   International Equity Portfolio ...................    81,838      17.586224          1,439,221       1.17%           51.45%
 Warburg Pincus Trust -
   Small Company Growth Portfolio ...................   114,996      25.533360          2,936,234       0.91%           66.90%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced .....................   222,611      21.094348          4,695,834       0.77%            9.18%
 American Century VP -
   American Century VP Capital Appreciation .........   643,372      23.303640         14,992,909       0.71%           63.21%
 American Century VP -
   American Century VP Income and Growth ............   235,223      12.717991          2,991,564       1.13%           17.08%
 American Century VP -
   American Century VP International ................   649,836      26.831062         17,435,790       0.73%           62.74%
 American Century VP -
   American Century VP Value ........................   156,791      12.975752          2,034,481       0.85%           (1.64)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................   450,901      36.549891         16,480,382       0.68%           29.04%
 Dreyfus Stock Index Fund ........................... 2,592,791      33.609618         87,142,715       0.77%           19.64%
 Dreyfus VIF - Appreciation Portfolio ...............   404,377      14.591996          5,900,668       0.97%           10.57%


                                                                             Unit            Contract                      Total
                                                            Units          Fair Value     Owners' Equity     Expenses(*) Return(**)
                                                            -----          ----------     --------------     ----------- ----------
 Dreyfus VIF - Growth and Income Portfolio ............     138,815        14.810164         2,055,873           0.69%      15.95%
 Fidelity VIP - Equity-Income Portfolio  ..............   1,750,754        37.388084        65,457,338           0.89%       5.48%
 Fidelity VIP - Growth Portfolio ......................   2,613,902        55.899014       146,114,544           0.75%      36.34%
 Fidelity VIP - High Income Portfolio .................     672,537        28.039263        18,857,442           0.82%       7.29%
 Fidelity VIP - Overseas Portfolio ....................     863,446        26.840170        23,175,037           0.79%      41.49%
 Fidelity VIP-II - Asset Manager Portfolio ............     917,098        27.355020        25,087,234           0.87%      10.21%
 Fidelity VIP-II - Contrafund Portfolio ...............   2,151,780        26.143948        56,256,024           0.76%      23.26%
 Fidelity VIP-III - Growth Opportunities Portfolio ....     385,372        14.012663         5,400,088           0.77%       3.44%
 Morgan Stanley -
   Emerging Markets Debt Portfolio ....................      43,728         8.967304           392,122           0.79%      28.35%
 Nationwide SAT - Capital Appreciation Fund ...........   1,104,444        32.761545        36,183,292           0.73%       3.45%
 Nationwide SAT - Government Bond Fund ................     402,906        17.516435         7,057,477           1.32%      (3.13)%
 Nationwide SAT - Money Market Fund ...................   2,312,418        13.853330        32,034,690           1.13%       4.01%
 Nationwide SAT - Small Cap Value Fund ................     165,130        10.852975         1,792,152           0.91%      26.82%
 Nationwide SAT - Small Company Fund ..................     907,754        23.192622        21,053,195           0.60%      42.87%
 Nationwide SAT - Total Return Fund ...................   2,622,351        35.085217        92,005,754           0.68%       6.09%
 Neuberger & Berman AMT - Growth Portfolio ............     660,524        37.818375        24,979,944           0.65%      49.20%
 Neuberger & Berman AMT - Guardian Portfolio ..........     181,217        10.619652         1,924,461           0.78%      14.02%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ....................     203,409        14.959827         3,042,963           0.95%       0.67%
 Neuberger & Berman AMT - Partners Portfolio ..........   1,008,241        25.046437        25,252,845           0.71%       6.51%
 Oppenheimer Bond Fund / VA ...........................     520,266        17.686402         9,201,634           0.77%      (2.30)%
 Oppenheimer Capital Appreciation Fund / VA ...........     535,283        18.069110         9,672,087           0.54%      40.53%
 Oppenheimer Global Securities Fund / VA ..............   1,018,848        29.152831        29,702,304           0.63%      57.22%
 Oppenheimer Multiple Strategies Fund / VA ............     437,927        25.171538        11,023,296           0.85%      10.91%
 Strong Opportunity Fund II, Inc. .....................     898,106        40.478200        36,353,714           0.71%      33.83%
 Strong VIF - Strong Discovery Fund II ................     296,260        20.243703         5,997,399           0.65%       4.25%
 Strong VIF - Strong International Stock Fund II ......     219,407        16.868902         3,701,155           0.70%      85.71%
 Van Eck WIT - Worldwide Bond Fund ....................     143,676        14.003753         2,012,003           0.92%      (8.56)%
 Van Eck WIT -
   Worldwide Emerging Markets Fund ....................     576,742        11.474995         6,618,112           0.63%      98.69%
 Van Eck - Worldwide Hard Assets Fund .................     206,979        14.660562         3,034,428           1.04%      20.04%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio ...................     246,788        15.237208         3,760,360           0.83%      (4.14)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ..............     123,907        19.586645         2,426,922           0.67%      62.20%
 Warburg Pincus Trust -
   International Equity Portfolio .....................     555,966        17.985801         9,999,494           0.66%      52.21%
 Warburg Pincus Trust -
   Small Company Growth Portfolio .....................     754,487        26.113570        19,702,349           0.58%      67.73%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced .......................      47,439        16.129489           765,167           0.00%      10.06%
 American Century VP -
   American Century VP Capital Appreciation ...........      67,671        14.200282           960,947           0.00%      64.52%
 American Century VP -
   American Century VP Income and Growth ..............      90,023        12.888778         1,160,286           0.00%      18.02%
 American Century VP -
   American Century VP International ..................     120,278        24.899615         2,994,876           0.00%      64.04%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                            Unit          Contract                      Total
                                                              Units      Fair Value     Owners' Equity  Expenses(*)   Return(**)
                                                              -----      ----------     --------------  -----------   ----------
American Century VP -
 American Century VP Value . . . . . . . . . . . . . .        42,323      13.293167          562,607       0.00%        (0.85)%
The Dreyfus Socially Responsible
 Growth Fund, Inc. . . . . . . . . . . . . . . . . . .        72,077      24.166067        1,741,818       0.00%        30.08%
Dreyfus Stock Index Fund . . . . . . . . . . . . . . .       619,532      23.560156       14,596,271       0.00%        20.60%
Dreyfus VIF - Appreciation Portfolio . . . . . . . . .        54,118      14.882433          805,408       0.00%        11.46%
Dreyfus VIF - Growth and Income Portfolio. . . . . . .        42,510      15.172345          644,976       0.00%        16.88%
Fidelity VIP - Equity-Income Portfolio . . . . . . . .       442,948      16.406894        7,267,401       0.00%         6.33%
Fidelity VIP - Growth Portfolio. . . . . . . . . . . .       462,592      24.728511       11,439,211       0.00%        37.44%
Fidelity VIP - High Income Portfolio . . . . . . . . .       301,341      13.186454        3,973,619       0.00%         8.15%
Fidelity VIP - Overseas Portfolio. . . . . . . . . . .       121,065      19.137888        2,316,928       0.00%        42.63%
Fidelity VIP-II - Asset Manager Portfolio. . . . . . .        98,987      16.996678        1,682,450       0.00%        11.09%
Fidelity VIP-II - Contrafund Portfolio . . . . . . . .       334,798      22.555449        7,551,519       0.00%        24.25%
Fidelity VIP-III - Growth Opportunities Portfolio. . .        67,209      14.291602          960,524       0.00%         4.27%
Morgan Stanley -
 Emerging Markets Debt Portfolio . . . . . . . . . . .        25,999       9.146001          237,787       0.00%        29.37%
Nationwide SAT - Capital Appreciation Fund . . . . . .       234,699      21.161942        4,966,687       0.00%         4.28%
Nationwide SAT - Government Bond Fund. . . . . . . . .       146,891      12.455412        1,829,588       0.00%        (2.35)%
Nationwide SAT - Money Market Fund . . . . . . . . . .       710,620      12.011954        8,535,935       0.00%         4.85%
Nationwide SAT - Small Cap Value Fund. . . . . . . . .        86,677      10.998838          953,346       0.00%        27.84%
Nationwide SAT - Small Company Fund. . . . . . . . . .       210,131      17.966399        3,775,297       0.00%        44.02%
Nationwide SAT - Total Return Fund . . . . . . . . . .       408,867      18.704720        7,647,743       0.00%         6.94%
Neuberger & Berman AMT - Growth Portfolio. . . . . . .       101,415      22.122463        2,243,550       0.00%        50.40%
Neuberger & Berman AMT - Guardian Portfolio. . . . . .        28,718      10.762335          309,073       0.00%        14.93%
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio . . . . . . . . . . .        73,941      11.847132          875,989       0.00%         1.48%
Neuberger & Berman AMT - Partners Portfolio. . . . . .       229,651      16.853460        3,870,414       0.00%         7.37%
Oppenheimer Bond Fund / VA . . . . . . . . . . . . . .       101,438      12.232154        1,240,805       0.00%        (1.52)%
Oppenheimer Capital Appreciation Fund / VA . . . . . .        83,414      18.428739        1,537,215       0.00%        41.66%
Oppenheimer Global Securities Fund / VA. . . . . . . .        94,622      23.984739        2,269,484       0.00%        58.48%
Oppenheimer Multiple Strategies Fund / VA. . . . . . .        80,822      15.287602        1,235,575       0.00%        11.80%
Strong Opportunity Fund II, Inc. . . . . . . . . . . .        85,543      20.690172        1,769,899       0.00%        34.91%
Strong VIF - Strong Discovery Fund II. . . . . . . . .        19,763      12.410693          245,273       0.00%         5.09%
Strong VIF - Strong International Stock Fund II. . . .        91,170      15.499580        1,413,097       0.00%        87.20%
Van Eck WIT - Worldwide Bond Fund. . . . . . . . . . .        16,613      11.191476          185,924       0.00%        (7.82)%
Van Eck WIT -
 Worldwide Emerging Markets Fund . . . . . . . . . . .       175,122      11.755719        2,058,685       0.00%       100.28%
Van Eck WIT - Worldwide Hard Assets Fund . . . . . . .        38,783       8.258894          320,305       0.00%        21.00%
Van Kampen LIT - Morgan Stanley
 Real Estate Securities Portfolio. . . . . . . . . . .        53,125      14.184757          753,565       0.00%        (3.37)%
Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio . . . . . . . .        14,680      20.065541          294,562       0.00%        63.50%
Warburg Pincus Trust -
 International Equity Portfolio. . . . . . . . . . . .       142,042      15.696053        2,229,499       0.00%        53.43%
Warburg Pincus Trust -
 Small Company Growth Portfolio. . . . . . . . . . . .       154,684      18.668523        2,887,722       0.00%        69.08%
                                                           =========     ==========   --------------
                                                                                      $1,144,615,392
                                                                                      ==============


                                                                              Unit         Contract                   Total
                                                                  Units   Fair Value   Owners' Equity  Expenses(*)  Return(**)
                                                                  -----   ----------   --------------  -----------  ----------

The following is a summary for 1998:
Single Premium contracts issued prior to
 April 16, 1990:
   American Century VP -
    American Century VP Capital Appreciation. . . . . . . . .      6,437  $ 22.339504  $    143,799      0.76%      (2.73)%
   Dreyfus Stock Index Fund . . . . . . . . . . . . . . . . .     14,798    27.871347       412,440      1.16%       27.46%
   Dreyfus VIF - Appreciation Portfolio . . . . . . . . . . .        876    13.168334        11,535      1.77%       29.45%
   Fidelity VIP - Equity-Income Portfolio . . . . . . . . . .      6,566    41.890019       275,050      0.91%       10.97%
   Fidelity VIP - Growth Portfolio. . . . . . . . . . . . . .      4,551    58.102055       264,422      0.97%       38.67%
   Fidelity VIP - High Income Portfolio . . . . . . . . . . .      3,510    27.054068        94,960      0.87%      (4.89)%
   Fidelity VIP - Overseas Portfolio. . . . . . . . . . . . .      4,966    24.255551       120,453      0.92%       12.09%
   Fidelity VIP-II - Asset Manager Portfolio. . . . . . . . .      1,193    27.955691        33,351      0.94%       14.38%
   Fidelity VIP-II - Contrafund Portfolio . . . . . . . . . .        684    21.098746        14,432      0.37%       29.22%
   Nationwide SAT - Capital Appreciation Fund . . . . . . . .      2,354    31.356408        73,813      0.99%       29.20%
   Nationwide SAT - Government Bond Fund. . . . . . . . . . .      1,481    23.252862        34,437      0.75%        8.27%
   Nationwide SAT - Money Market Fund . . . . . . . . . . . .      9,477    16.171326       153,256      0.91%        4.67%
   Nationwide SAT - Total Return Fund . . . . . . . . . . . .      4,462    40.062865       178,761      1.14%       17.38%
   Neuberger & Berman AMT - Growth Portfolio. . . . . . . . .      4,910    36.321304       178,338      0.93%       14.85%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio . . . . . . . . . . . . .      5,842    17.967444       104,966      0.92%        3.78%
   Strong Opportunities Fund II, Inc. . . . . . . . . . . . .        452    29.946506        13,536      0.93%       12.88%
   Van Eck WIT - Worldwide Bond Fund. . . . . . . . . . . . .        264    16.631673         4,391      1.65%       12.09%
   Van Eck WIT - Worldwide Hard Assets Fund . . . . . . . . .      5,479     9.998900        54,784      0.72%     (31.37)%
   Van Kampen American Capital - Morgan Stanley
    Real Estate Securities Portfolio. . . . . . . . . . . . .      4,103    15.812545        64,879      0.82%     (12.14)%
   Warburg Pincus Trust -
    International Equity Portfolio. . . . . . . . . . . . . .      1,777    11.754581        20,888      0.90%        4.73%

 Single Premium contracts issued on or after
 April 16, 1990:
   American Century VP -
    American Century VP Balanced. . . . . . . . . . . . . . .     43,205    18.685028       807,287      1.41%       14.28%
   American Century VP -
    American Century VP Capital Appreciation. . . . . . . . .    113,249    14.906965     1,688,199      1.15%      (3.42)%
   American Century VP -
    American Century VP Income and Growth . . . . . . . . . .     18,703    10.826437       202,487      1.25%(***)  12.31%(***)
   American Century VP -
    American Century VP International . . . . . . . . . . . .    168,629    16.127264     2,719,524      1.61%       17.23%
   American Century VP -
    American Century VP Value . . . . . . . . . . . . . . . .     25,086    13.059452       327,609      1.04%        3.46%
   The Dreyfus Socially Responsible
    Growth Fund, Inc. . . . . . . . . . . . . . . . . . . . .     27,695    27.592332       764,170      1.40%       27.71%
   Dreyfus Stock Index Fund . . . . . . . . . . . . . . . . .    326,895    27.364353     8,945,270      1.56%       26.56%
   Dreyfus VIF - Appreciation Portfolio . . . . . . . . . . .     62,982    13.101026       825,129      1.14%       28.54%
   Dreyfus VIF - Growth and Income Portfolio. . . . . . . . .     14,240    12.644103       180,052      1.45%       10.37%
   Fidelity VIP - Equity-Income Portfolio . . . . . . . . . .    456,214    34.025630    15,522,969      1.22%       10.19%
   Fidelity VIP - Growth Portfolio. . . . . . . . . . . . . .    376,885    39.900577    15,037,929      1.54%       37.69%
   Fidelity VIP - High Income Portfolio . . . . . . . . . . .    144,326    27.638937     3,989,017      1.15%      (5.56)%
   Fidelity VIP - Overseas Portfolio. . . . . . . . . . . . .    248,471    17.348011     4,310,478      1.18%       11.29%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                          Unit          Contract                       Total
                                                             Units     Fair Value     Owners' Equity  Expenses(*)      Return(**)
                                                             -----     ----------     --------------  -----------      ----------
 Fidelity VIP-II - Asset Manager Portfolio . . . . . .      253,412      27.112311       6,870,585      1.24%           13.57%
 Fidelity VIP-II - Contrafund Portfolio. . . . . . . .      275,660      20.842351       5,745,402      1.45%           28.30%
 Fidelity VIP-III - Growth Opportunities Portfolio . .       64,568      13.447707         868,292      1.79%           23.01%
 Morgan Stanley -
   Emerging Markets Debt Portfolio . . . . . . . . . .        7,315       6.935753          50,735      1.22%          (29.31)%
 Nationwide SAT - Capital Appreciation Fund. . . . . .      113,664      30.628674       3,481,378      1.68%           28.29%
 Nationwide SAT - Government Bond Fund . . . . . . . .      274,184      19.142839       5,248,660      1.34%            7.50%
 Nationwide SAT - Money Market Fund. . . . . . . . . .      814,530      13.470763      10,972,341      1.12%            3.90%
 Nationwide SAT - Small Cap Value Fund . . . . . . . .       28,961       8.529271         247,016      1.19%(***)     (21.93)%(***)
 Nationwide SAT - Small Company Fund . . . . . . . . .       68,318      15.976308       1,091,469      1.16%           (0.30)%
 Nationwide SAT - Total Return Fund. . . . . . . . . .      136,311      34.300994       4,675,603      1.29%           16.55%
 Neuberger & Berman AMT - Growth Portfolio . . . . . .      136,629      25.442656       3,476,205      1.34%           14.03%
 Neuberger & Berman AMT - Guardian Portfolio . . . . .        4,760       9.282948          44,187      1.47%(***)     (10.69)%(***)
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . . . .       76,004      15.295923       1,162,551      0.79%            3.04%
 Neuberger & Berman AMT - Partners Portfolio . . . . .      176,971      23.001381       4,070,577      1.10%            2.86%
 Oppenheimer Bond Fund / VA. . . . . . . . . . . . . .       84,868      18.882225       1,602,497      1.25%            5.42%
 Oppenheimer Capital Appreciation Fund / VA. . . . . .       26,155      12.764150         333,846      1.87%           22.40%
 Oppenheimer Global Securities Fund / VA . . . . . . .       88,848      18.062180       1,604,789      1.17%           12.63%
 Oppenheimer Multiple Strategies Fund / VA . . . . . .      110,357      22.780548       2,513,993      1.08%            5.28%
 Strong Opportunity Fund II, Inc.  . . . . . . . . . .      111,969      29.253391       3,275,473      1.22%           12.08%
 Strong VIF - Strong Discovery Fund II . . . . . . . .       58,970      18.780910       1,107,510      1.20%            5.87%
 Strong VIF - Strong International Stock Fund II . . .       35,834       8.939643         320,343      1.14%           (6.01)%
 Van Eck WIT - Worldwide Bond Fund . . . . . . . . . .       56,294      16.129801         908,011      1.45%           11.30%
 Van Eck WIT -
   Worldwide Emerging Markets Fund . . . . . . . . . .       25,018       5.717162         143,032      0.79%          (34.98)%
 Van Eck WIT - Worldwide Hard Assets Fund. . . . . . .      128,220      10.966233       1,406,090      0.95%          (31.86)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . . . .       67,042      15.620311       1,047,217      0.93%          (12.76)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio . . . . . . .       23,108      11.954408         276,242      0.13%            5.13%
 Warburg Pincus Trust -
   International Equity Portfolio. . . . . . . . . . .       92,476      11.611647       1,073,799      1.05%            3.99%
 Warburg Pincus Trust -
   Small Company Growth Portfolio. . . . . . . . . . .     152,727      15.298780       2,336,537      1.14%           (4.11)%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced. . . . . . . . . . . .      215,629      19.320541       4,166,069      0.84%           14.85%
 American Century VP -
   American Century VP Capital Appreciation. . . . . .      649,478      14.277913       9,273,190      0.63%           (2.94)%
 American Century VP -
   American Century VP Income and Growth . . . . . . .       73,815      10.862660         801,827      1.26%(***)      12.87%(***)
 American Century VP -
   American Century VP International . . . . . . . . .      568,779      16.487231       9,377,591      0.94%           17.81%
 American Century VP -
   American Century VP Value . . . . . . . . . . . . .      140,522      13.192098       1,853,780      1.10%            3.98%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. . . . . . . . . . . . . . . . . .      359,871      28.323603      10,192,843      0.83%           28.35%


                                                                             Unit         Contract                   Total
                                                           Units          Fair Value    Owners' Equity  Expenses(*)  Return(**)
                                                           -----          ----------    --------------  -----------  ----------
 Dreyfus Stock Index Fund . . . . . . . . . . . . . .     2,166,290        28.091438      60,854,201      0.82%       27.19%
 Dreyfus VIF - Appreciation Portfolio . . . . . . . .       257,361        13.197284       3,396,466      0.89%       29.18%
 Dreyfus VIF - Growth and Income Portfolio. . . . . .       125,274        12.772496       1,600,062      1.04%       10.92%
 Fidelity VIP - Equity-Income Portfolio . . . . . . .     1,726,955        35.444796      61,211,568      0.76%       10.74%
 Fidelity VIP - Growth Portfolio. . . . . . . . . . .     2,346,630        40.998916      96,209,286      0.71%       38.38%
 Fidelity VIP - High Income Portfolio . . . . . . . .       737,225        26.133234      19,266,073      0.86%       (5.09)%
 Fidelity VIP - Overseas Portfolio. . . . . . . . . .       871,214        18.969496      16,526,490      0.75%       11.85%
 Fidelity VIP-II - Asset Manager Portfolio. . . . . .       961,754        24.821550      23,872,225      0.69%       14.13%
 Fidelity VIP-II - Contrafund Portfolio . . . . . . .     1,826,890        21.209617      38,747,637      0.80%       28.94%
 Fidelity VIP-III - Growth Opportunities Portfolio. .       315,036        13.546531       4,267,645      1.02%       23.62%
 Morgan Stanley -
   Emerging Markets Debt Portfolio. . . . . . . . . .        34,905         6.986851         243,876      0.87%       (28.95)%
 Nationwide SAT - Capital Appreciation Fund . . . . .     1,058,148        31.669989      33,511,536      0.82%        28.93%
 Nationwide SAT - Government Bond Fund. . . . . . . .       414,068        18.081576       7,487,002      0.79%         8.04%
 Nationwide SAT - Money Market Fund . . . . . . . . .     1,953,963        13.319323      26,025,464      0.84%         4.43%
 Nationwide SAT - Small Cap Value Fund. . . . . . . .        50,840         8.557853         435,081      0.79%(***)  (21.50)%(***)
 Nationwide SAT - Small Company Fund. . . . . . . . .       879,309        16.233001      14,273,824      0.80%         0.02%
 Nationwide SAT - Total Return Fund . . . . . . . . .     2,650,483        33.070880      87,653,805      0.80%        17.13%
 Neuberger & Berman AMT - Growth Portfolio. . . . . .       767,489        25.347646      19,454,039      0.65%        14.61%
 Neuberger & Berman AMT - Guardian Portfolio. . . . .        71,761         9.314041         668,385      0.89%(***)  (10.23)%(***)
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio. . . . . . . . . .       195,748        14.860392       2,908,892      0.88%         3.56%
 Neuberger & Berman AMT - Partners Portfolio. . . . .     1,151,452        23.514569      27,075,898      0.84%         3.38%
 Oppenheimer Bond Fund / VA . . . . . . . . . . . . .       532,098        18.103341       9,632,752      0.89%         5.95%
 Oppenheimer Capital Appreciation Fund / VA . . . . .       342,717        12.857977       4,406,647      0.91%        23.01%
 Oppenheimer Global Securities Fund / VA. . . . . . .       980,014        18.542353      18,171,766      0.79%        13.20%
 Oppenheimer Multiple Strategies Fund / VA. . . . . .       460,679        22.696024      10,455,582      0.78%         5.80%
 Strong Opportunity Fund II, Inc. . . . . . . . . . .       874,006        30.245312      26,434,584      0.75%        12.64%
 Strong VIF - Strong Discovery Fund II. . . . . . . .       360,468        19.418031       6,999,579      0.67%         6.41%
 Strong VIF - Strong International Stock Fund II. . .       149,776         9.083353       1,360,468      0.81%        (5.54)%
 Van Eck WIT - Worldwide Bond Fund. . . . . . . . . .       154,980        15.314274       2,373,406      0.75%        11.86%
 Van Eck WIT -
   Worldwide Emerging Markets Fund. . . . . . . . . .       253,188         5.775322       1,462,242      0.72%       (34.66)%
 Van Eck WIT - Worldwide Hard Assets Fund . . . . . .       206,325        12.213208       2,519,890      0.64%       (31.52)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio . . . . . . . . .       287,075        15.895654       4,563,245      0.80%       (12.33)%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio. . . . . . .        64,081        12.075838         773,832      0.43%         5.66%
 Warburg Pincus Trust -
   International Equity Portfolio . . . . . . . . . .       579,078        11.816371       6,842,600      0.84%         4.51%
 Warburg Pincus Trust -
   Small Company Growth Portfolio . . . . . . . . . .       731,702        15.568525      11,391,521      0.68%        (3.63)%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced . . . . . . . . . . .        40,224        14.655512         589,503      0.00%        27.35%
 American Century VP -
   American Century VP Capital Appreciation . . . . .        56,709         8.631172         489,465      0.00%       (24.66)%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                             Unit          Contract                      Total
                                                                Units      Fair Value    Owners' Equity   Expenses(*)  Return(**)
                                                                -----      ----------    --------------   -----------  ----------
American Century VP -
 American Century VP Income and Growth ..................       49,568      10.920877        541,326        0.00%      13.73%(***)
American Century VP -
 American Century VP International ......................      109,633      15.178805      1,664,098        0.00%      37.59%
American Century VP -
 American Century VP Value ..............................       39,670      13.407134        531,861        0.00%      30.78%
The Dreyfus Socially Responsible
 Growth Fund, Inc........................................       59,391      18.577940      1,103,362        0.00%      52.35%
Dreyfus Stock Index Fund ................................      451,985      19.535151      8,829,595        0.00%      59.21%
Dreyfus VIF - Appreciation Portfolio ....................       32,649      13.352746        435,954        0.00%      30.22%
Dreyfus VIF - Growth and Income Portfolio ...............       33,423      12.980656        433,852        0.00%      25.43%
Fidelity VIP - Equity-Income Portfolio  .................      424,796      15.430209      6,554,691        0.00%      26.02%
Fidelity VIP - Growth Portfolio .........................      312,967      17.992701      5,631,122        0.00%      48.99%
Fidelity VIP - High Income Portfolio ....................      328,441      12.192188      4,004,414        0.00%       5.76%
Fidelity VIP - Overseas Portfolio .......................       94,348      13.418281      1,265,988        0.00%      26.01%
Fidelity VIP-II - Asset Manager Portfolio ...............       96,546      15.299714      1,477,126        0.00%      30.99%
Fidelity VIP-II - Contrafund Portfolio ..................      294,323      18.152724      5,342,764        0.00%      47.21%
Fidelity VIP-III - Growth Opportunities Portfolio .......       54,891      13.706120        752,343        0.00%      24.61%
Morgan Stanley -
 Emerging Markets Debt Portfolio ........................        6,444       7.069376         45,555        0.00%     (28.38)%
Nationwide SAT - Capital Appreciation Fund ..............      207,778      20.293858      4,216,617        0.00%      62.64%
Nationwide SAT - Government Bond Fund ...................      100,956      12.754801      1,287,674        0.00%      17.49%
Nationwide SAT - Money Market Fund ......................      904,630      11.456534     10,363,924        0.00%      10.65%
Nationwide SAT - Small Cap Value Fund ...................       18,425       8.603810        158,525        0.00%     (20.81)%(***)
Nationwide SAT - Small Company Fund .....................      170,740      12.475012      2,129,984        0.00%       1.71%
Nationwide SAT - Total Return Fund ......................      377,762      17.490359      6,607,193        0.00%      43.25%
Neuberger & Berman AMT - Growth Portfolio ...............       95,390      14.709510      1,403,140        0.00%      20.17%
Neuberger & Berman AMT - Guardian Portfolio .............       15,552       9.364011        145,629        0.00%      (9.48)%(***)
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio ........................       72,201      11.674617        842,919        0.00%      10.88%
Neuberger & Berman AMT - Partners Portfolio .............      241,826      15.696640      3,795,856        0.00%      25.42%
Oppenheimer Bond Fund / VA ..............................       90,724      12.420731      1,126,858        0.00%      14.78%
Oppenheimer Capital Appreciation Fund / VA ..............       98,891      13.009524      1,286,525        0.00%      24.00%
Oppenheimer Global Securities Fund / VA .................       89,467      15.133929      1,353,987        0.00%      32.36%
Oppenheimer Multiple Strategies Fund / VA ...............       90,548      13.674340      1,238,184        0.00%      19.59%
Strong Opportunity Fund II, Inc..........................       85,559      15.336685      1,312,191        0.00%      23.54%
Strong VIF - Strong Discovery Fund II ...................       20,724      11.809640        244,743        0.00%      (2.62)%
Strong VIF - Strong International Stock Fund II .........       36,980       8.279751        306,185        0.00%      (1.81)%
Van Eck WIT - Worldwide Bond Fund .......................       21,531      12.141253        261,413        0.00%      15.34%
Van Eck WIT -
 Worldwide Emerging Markets Fund ........................       41,962       5.869611        246,301        0.00%     (43.65)%
Van Eck WIT - Worldwide Hard Assets Fund ................       21,804       6.825397        148,821        0.00%     (35.35)%
Van Kampen American Capital - Morgan Stanley
 Real Estate Securities Portfolio .......................       58,853      14.679798        863,950        0.00%      17.79%
Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio ..................        4,122      12.272697         50,588        0.00%      16.40%


                                                                               Unit        Contract                   Total
                                                                  Units      Fair Value  Owners' Equity  Expenses(*)  Return(**)
                                                                  -----      ----------  --------------  -----------  ----------
   Warburg Pincus Trust -
    International Equity Portfolio ........................      132,142      10.230064     1,351,821     0.00%        8.86%
   Warburg Pincus Trust -
    Small Company Growth Portfolio ........................      131,376      11.041376     1,450,572     0.00%      (17.52)%
                                                                ========     ========== -------------
                                                                                        $ 894,156,479
                                                                                        =============
The following is a summary for 1997:
Single Premium contracts issued prior to
 April 16, 1990:
   American Century VP -
    American Century VP Capital Appreciation ..............        8,329    $ 23.049846    $   191,982     0.20%      (4.17)%
   Dreyfus Stock Index Fund ...............................        9,956      21.945853        218,493     0.89%      31.70%
   Fidelity VIP - Equity-Income Portfolio  ................        6,812      37.884780        258,071     0.73%      26.90%
   Fidelity VIP - Growth Portfolio ........................        5,177      42.050483        217,695     1.06%      22.31%
   Fidelity VIP - High Income Portfolio ...................        3,493      28.548032         99,718     0.75%      16.55%
   Fidelity VIP - Overseas Portfolio ......................        5,108      21.717871        110,935     0.54%      10.50%
   Fidelity VIP-II - Asset Manager Portfolio ..............        1,203      24.530415         29,510     1.62%      19.51%
   Fidelity VIP-II - Contrafund Portfolio .................        3,331      16.387248         54,586     1.46%      22.97%
   Nationwide SAT - Capital Appreciation Fund .............        2,373      24.356996         57,799     1.71%      33.22%
   Nationwide SAT - Government Bond Fund ..................        2,159      21.554629         46,536     0.50%       8.63%
   Nationwide SAT - Money Market Fund .....................        9,301      15.508767        144,247     0.48%       4.26%
   Nationwide SAT - Small Company Fund ....................          124      16.146794          2,002     1.90%      16.24%
   Nationwide SAT - Total Return Fund .....................        2,904      34.253930         99,473     1.67%      28.21%
   Neuberger & Berman AMT - Growth Portfolio ..............        5,113      31.739871        162,286     0.34%      27.79%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio .......................        5,557      17.375997         96,558     0.66%       5.73%
   Neuberger & Berman AMT - Partners Portfolio ............        2,379      22.629887         53,837     1.66%      30.01%
   Strong Opportunities Fund II, Inc.......................          456      26.626359         12,142     1.15%      24.27%
   Van Eck WIT - Worldwide Bond Fund ......................           22      14.891060            328     1.50%       1.42%
   Van Eck WIT - Worldwide Hard Assets Fund ...............        5,526      14.622970         80,807     0.28%      (2.61)%
   Van Kampen American Capital - Morgan Stanley
    Real Estate Securities Portfolio ......................        4,138      18.062622         74,743     0.23%      20.33%
   Warburg Pincus Trust -
    International Equity Portfolio ........................        1,792      11.264405         20,186     1.47%      (3.18)%
   Warburg Pincus Trust -
    Small Company Growth Portfolio ........................          134      16.093971          2,157     0.93%      14.56%

 Single Premium contracts issued on or after
 April 16, 1990:
   American Century VP -
    American Century VP Balanced ..........................       38,245      16.350628        625,330     1.01%      14.31%
   American Century VP -
    American Century VP Capital Appreciation ..............      129,674      15.434921      2,001,508     0.90%      (4.51)%
   American Century VP -
    American Century VP International .....................      109,065      13.757328      1,500,443     0.60%      17.10%
   American Century VP -
    American Century VP Value .............................       36,293      12.622928        458,124     0.71%      24.45%
   The Dreyfus Socially Responsible
    Growth Fund, Inc. .....................................       27,923      21.605205        603,282     2.15%      26.78%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                          Unit        Contract                       Total
                                                            Units      Fair Value   Owners' Equity   Expenses(*)     Return(**)
                                                            -----      ----------   --------------   -----------     ----------
 Dreyfus Stock Index Fund ............................     252,267      21.622115      5,454,546      1.36%          31.24%
 Dreyfus VIF - Appreciation Portfolio ................       8,365      10.192453         85,260      0.95%(***)      4.10%(***)
 Dreyfus VIF - Growth and Income Portfolio ...........      11,510      11.456116        131,860      1.71%          14.71%
 Fidelity VIP - Equity-Income Portfolio  .............     525,933      30.880183     16,240,907      0.72%          26.45%
 Fidelity VIP - Growth Portfolio .....................     325,852      28.978553      9,442,719      1.22%          21.89%
 Fidelity VIP - High Income Portfolio ................     160,493      29.267460      4,697,222      0.91%          16.15%
 Fidelity VIP - Overseas Portfolio ...................     310,985      15.587449      4,847,463      0.68%          10.11%
 Fidelity VIP-II - Asset Manager Portfolio ...........     293,986      23.873730      7,018,542      0.70%          19.09%
 Fidelity VIP-II - Contrafund Portfolio ..............     257,262      16.244815      4,179,174      1.06%          22.54%
 Fidelity VIP-III - Growth Opportunities Portfolio ...      31,619      10.932562        345,677      1.29%(***)     19.93%(***)
 Morgan Stanley -
   Emerging Markets Debt Portfolio ...................       5,443       9.810873         53,401      0.89%(***)     (4.04)%(***)
 Nationwide SAT - Capital Appreciation Fund ..........      71,279      23.875030      1,701,788      1.91%          32.76%
 Nationwide SAT - Government Bond Fund ...............     255,535      17.806978      4,550,306      0.36%           8.25%
 Nationwide SAT - Money Market Fund ..................   1,051,590      12.964662     13,633,509      0.53%           3.89%
 Nationwide SAT - Small Company Fund .................      79,580      16.023638      1,275,161      1.67%          15.83%
 Nationwide SAT - Total Return Fund ..................     149,445      29.430261      4,398,205      1.91%          27.76%
 Neuberger & Berman AMT - Growth Portfolio ...........     135,697      22.311330      3,027,581      0.94%          27.34%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ...................     169,876      14.844266      2,521,685      0.46%           5.36%
 Neuberger & Berman AMT - Partners Portfolio .........     233,445      22.361130      5,220,094      0.91%          29.56%
 Oppenheimer Bond Fund / VA ..........................      89,920      17.910876      1,610,546      0.82%           7.84%
 Oppenheimer Capital Appreciation Fund / VA ..........      10,788      10.428297        112,500      1.03%(***)      9.14%(***)
 Oppenheimer Global Securities Fund / VA .............     113,733      16.036486      1,823,878      1.50%          20.84%
 Oppenheimer Multiple Strategies Fund / VA ...........     152,543      21.638756      3,300,841      0.65%          15.71%
 Strong Opportunity Fund II, Inc......................     132,285      26.101254      3,452,804      1.07%          23.83%
 Strong VIF - Strong Discovery Fund II ...............      68,152      17.738866      1,208,939      0.97%           9.95%
 Strong VIF - Strong International Stock Fund II .....      40,251       9.511045        382,829      0.75%         (14.64)%
 Van Eck WIT - Worldwide Bond Fund ...................      45,566      14.492332        660,358      0.65%           1.07%
 Van Eck WIT -
   Worldwide Emerging Markets Fund ...................      35,382       8.793232        311,122      1.45%         (12.75)%
 Van Eck WIT - Worldwide Hard Assets Fund ............     142,782      16.093994      2,297,933      0.45%          (2.95)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio ..................      98,406      17.905659      1,762,024      0.70%          19.91%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio .............      20,440      11.370593        232,415      0.62%          11.87%
 Warburg Pincus Trust -
   International Equity Portfolio ....................     134,117      11.166430      1,497,608      0.83%          (3.52)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio ....................     175,452      15.954033      2,799,167      1.02%          14.16%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced ......................     162,980      16.822481      2,741,728      0.91%          14.88%
 American Century VP -
   American Century VP Capital Appreciation ..........     655,176      14.709822      9,637,522      0.89%          (4.03)%
 American Century VP -
   American Century VP International .................     333,719      13.994328      4,670,173      1.06%          17.69%


                                                                              Unit         Contract                    Total
                                                            Units          Fair Value    Owners' Equity  Expenses(*)  Return(**)
                                                            -----          ----------    --------------  -----------  ----------
 American Century VP -
   American Century VP Value  . . . . . . . . . . . .         81,237        12.687534       1,030,697      1.13%      25.08%
 The Dreyfus Socially Responsible
   Growth Fund, Inc.  . . . . . . . . . . . . . . . .        275,028        22.067304       6,069,126      0.80%      27.41%
 Dreyfus Stock Index Fund . . . . . . . . . . . . . .      1,577,410        22.086039      34,838,739      0.85%      31.90%
 Dreyfus VIF - Appreciation Portfolio . . . . . . . .         33,449        10.216196         341,722      0.86%(***)  4.61%(***)
 Dreyfus VIF - Growth and Income Portfolio  . . . . .         74,022        11.514756         852,345      0.96%      15.29%
 Fidelity VIP - Equity-Income Portfolio . . . . . . .      1,533,661        32.007773      49,089,073      0.98%      27.09%
 Fidelity VIP - Growth Portfolio  . . . . . . . . . .      2,133,432        29.627929      63,209,172      0.82%      22.50%
 Fidelity VIP - High Income Portfolio . . . . . . . .        660,090        27.535006      18,175,582      0.94%      16.73%
 Fidelity VIP - Overseas Portfolio  . . . . . . . . .        801,447        16.959418      13,592,075      0.97%      10.67%
 Fidelity VIP-II - Asset Manager Portfolio  . . . . .        930,767        21.747656      20,242,001      0.96%      19.69%
 Fidelity VIP-II - Contrafund Portfolio . . . . . . .      1,351,683        16.448700      22,233,428      0.90%      23.15%
 Fidelity VIP-III - Growth Opportunities Portfolio. .         55,769        10.958018         611,118      1.23%(***) 20.46%(***)
 Morgan Stanley -
   Emerging Markets Debt Portfolio  . . . . . . . . .         16,674         9.833749         163,968      1.04%(***) (3.55)%(***)
 Nationwide SAT - Capital Appreciation Fund . . . . .        755,171        24.563746      18,549,829      0.80%      33.42%
 Nationwide SAT - Government Bond Fund  . . . . . . .        237,476        16.735906       3,974,376      1.52%       8.79%
 Nationwide SAT - Money Market Fund . . . . . . . . .      1,823,184        12.754301      23,253,438      1.33%       4.42%
 Nationwide SAT - Small Company Fund  . . . . . . . .        690,077        16.199871      11,179,158      1.04%      16.41%
 Nationwide SAT - Total Return Fund . . . . . . . . .      2,342,232        28.233403      66,129,180      0.51%      28.40%
 Neuberger & Berman AMT - Growth Portfolio  . . . . .        628,860        22.117203      13,908,624      0.88%      27.98%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio  . . . . . . . . .        178,356        14.349688       2,559,353      1.42%       5.89%
 Neuberger & Berman AMT - Partners Portfolio  . . . .        928,663        22.746051      21,123,416      0.93%      30.21%
 Oppenheimer Bond Fund / VA . . . . . . . . . . . . .        381,236        17.086434       6,513,964      0.95%       8.38%
 Oppenheimer Capital Appreciation Fund / VA . . . . .         40,779        10.452595         426,246      0.98%(***)  9.68%(***)
 Oppenheimer Global Securities Fund / VA  . . . . . .        855,620        16.380762      14,015,708      0.80%      21.45%
 Oppenheimer Multiple Strategies Fund / VA  . . . . .        387,094        21.450954       8,303,536      1.01%      16.29%
 Strong Opportunity Fund II, Inc. . . . . . . . . . .        791,884        26.851737      21,263,461      0.85%      24.46%
 Strong VIF - Strong Discovery Fund II  . . . . . . .        337,867        18.249145       6,165,784      0.86%      10.50%
 Strong VIF - Strong International Stock Fund II. . .        140,532         9.615755       1,351,321      1.03%     (14.21)%
 Van Eck WIT - Worldwide Bond Fund  . . . . . . . . .        121,423        13.690999       1,662,402      1.03%       1.57%
 Van Eck WIT -
   Worldwide Emerging Markets Fund  . . . . . . . . .        222,956         8.838307       1,970,554      0.83%     (12.31)%
 Van Eck WIT - Worldwide Hard Assets Fund . . . . . .        212,577        17.834480       3,791,200      1.23%      (2.46)%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio . . . . . . . . .        275,704        18.130321       4,998,602      1.08%      20.51%
 Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio  . . . . . .         44,199        11.428806         505,142      1.03%      12.43%
 Warburg Pincus Trust -
   International Equity Portfolio . . . . . . . . . .        651,598        11.306660       7,367,397      0.97%      (3.04)%
 Warburg Pincus Trust -
   Small Company Growth Portfolio . . . . . . . . . .        712,489        16.154327      11,509,780      0.91%      14.73%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced . . . . . . . . . . .         27,206        12.659036         344,402      0.00%       5.28%
 American Century VP -
   American Century VP Capital Appreciation . . . . .         32,542         8.821378         287,065      0.00%      25.63%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                                       Unit         Contract                        Total
                                                         Units      Fair Value    Owners' Equity  Expenses(*)      Return(**)
                                                         -----      ----------    --------------  -----------      ----------
American Century VP -
 American Century VP International . . . . . . . .       32,515      12.781185        415,580       0.00%            2.40%
American Century VP -
 American Century VP Value . . . . . . . . . . . .       17,691      12.791587        226,296       0.00%            1.05%
The Dreyfus Socially Responsible
 Growth Fund, Inc. . . . . . . . . . . . . . . . .       37,804      14.359114        542,832       0.00%            9.07%
Dreyfus Stock Index Fund . . . . . . . . . . . . .      228,273      15.236658      3,478,118       0.00%            7.07%
Dreyfus VIF - Capital Appreciation Fund. . . . . .          450      10.254291          4,614       0.00%            5.43%(***)
Dreyfus VIF - Growth and Income Portfolio. . . . .       18,834      11.609215        218,648       0.00%            3.59%
Fidelity VIP - Equity-Income Portfolio . . . . . .      299,539      13.822981      4,140,522       0.00%           13.47%
Fidelity VIP - Growth Portfolio  . . . . . . . . .      162,254      12.898986      2,092,912       0.00%           15.61%
Fidelity VIP - High Income Portfolio . . . . . . .      171,832      12.743794      2,189,792       0.00%            6.44%
Fidelity VIP - Overseas Portfolio  . . . . . . . .       45,600      11.900892        542,681       0.00%           (0.18)%
Fidelity VIP-II - Asset Manager Portfolio. . . . .       73,280      13.298253        974,496       0.00%            5.97%
Fidelity VIP-II - Contrafund Portfolio . . . . . .      167,595      13.965921      2,340,619       0.00%            9.61%
Fidelity VIP-III - Growth Opportunities Portfolio.       13,840      10.998857        152,224       0.00%           21.34%(***)
Morgan Stanley -
 Emerging Markets Debt Portfolio . . . . . . . . .        3,497       9.870449         34,517       0.00%           (2.78)%(***)
Nationwide SAT - Capital Appreciation Fund . . . .       92,414      15.614947      1,443,040       0.00%            7.47%
Nationwide SAT - Government Bond Fund. . . . . . .       38,575      11.711522        451,772       0.00%            1.65%
Nationwide SAT - Money Market Fund . . . . . . . .      680,581      10.882768      7,406,605       0.00%            0.14%
Nationwide SAT - Small Company Fund. . . . . . . .       99,062      12.350345      1,223,450       0.00%           16.54%
Nationwide SAT - Total Return Fund . . . . . . . .      270,928      14.813042      4,013,268       0.00%            6.68%
Neuberger & Berman AMT - Growth Portfolio  . . . .       35,081      12.732630        446,673       0.00%           24.02%
Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio . . . . . . . . .       63,831      11.183579        713,859       0.00%            0.50%
Neuberger & Berman AMT - Partners Portfolio  . . .      154,752      15.062681      2,330,980       0.00%            9.05%
Oppenheimer Bond Fund / VA . . . . . . . . . . . .       60,188      11.629634        699,964       0.00%            1.66%
Oppenheimer Capital Appreciation Fund / VA . . . .        7,635      10.491590         80,103       0.00%           10.51%(***)
Oppenheimer Global Securities Fund / VA  . . . . .       53,741      13.263226        712,779       0.00%            5.54%
Oppenheimer Multiple Strategies Fund / VA  . . . .       58,544      12.821215        750,605       0.00%            4.54%
Strong Opportunity Fund II, Inc. . . . . . . . . .       50,153      13.507426        677,438       0.00%           15.30%
Strong VIF - Strong Discovery Fund II  . . . . . .       15,515      11.010302        170,825       0.00%           22.69%
Strong VIF - Strong International Stock Fund II. .       28,984       8.695226        252,022       0.00%          (16.13)%
Van Eck WIT - Worldwide Bond Fund  . . . . . . . .       19,142      10.767851        206,118       0.00%            0.10%
Van Eck WIT -
 Worldwide Emerging Markets Fund . . . . . . . . .       13,242       8.910909        117,998       0.00%            3.33%
Van Eck WIT - Worldwide Hard Assets Fund . . . . .       14,793       9.887286        146,263       0.00%            4.99%
Van Kampen American Capital - Morgan Stanley
 Real Estate Securities Portfolio  . . . . . . . .       47,746      16.610019        793,062       0.00%           (8.86)%
Warburg Pincus Trust -
 Global Post-Venture Capital Portfolio . . . . . .        2,527      11.522579         29,118       0.00%            3.71%
Warburg Pincus Trust -
 International Equity Portfolio  . . . . . . . . .      112,574       9.710827      1,093,187       0.00%           (5.41)%
Warburg Pincus Trust -
 Small Company Growth Portfolio  . . . . . . . . .      116,237      11.365509      1,321,093       0.00%           36.22%
                                                      =========    ===========  -------------
                                                                                $ 658,587,322
                                                                                =============


                                                                                 Unit           Contract                   Total
                                                                     Units     Fair Value     Owners' Equity  Expenses(*) Return(**)
                                                                     -----     ----------     --------------  ----------- ----------
The following is a summary for 1996:
  Single Premium contracts issued prior to
  April 16, 1990:
   American Century VP -
    American Century VP Capital Appreciation . . . . . . . .          8,408    $ 24.053649       $   202,243     0.84%      (5.23)%
   Fidelity VIP - Equity-Income Portfolio  . . . . . . . . .          8,709      29.854628           260,004     0.64%      13.20%
   Fidelity VIP - Growth Portfolio . . . . . . . . . . . . .          5,280      34.379126           181,522     0.60%      13.62%
   Fidelity VIP - High Income Portfolio. . . . . . . . . . .          3,462      24.493313            84,796     0.81%      12.95%
   Fidelity VIP - Overseas Portfolio . . . . . . . . . . . .          5,297      19.654083           104,108     0.63%      12.14%
   Fidelity VIP-II - Asset Manager Portfolio . . . . . . . .          1,158      20.525705            23,769     0.93%      13.52%
   Nationwide SAT - Government Bond Fund . . . . . . . . . .          2,831      19.842234            56,173     0.82%       2.50%
   Nationwide SAT - Money Market Fund. . . . . . . . . . . .         28,405      14.875178           422,529     1.26%       4.11%
   Nationwide SAT - Total Return Fund. . . . . . . . . . . .          1,189      26.717684            31,767     0.32%      20.68%
   Neuberger & Berman AMT - Growth Portfolio . . . . . . . .          5,398      24.838185           134,077     0.81%       8.10%
   Neuberger & Berman AMT -
    Limited Maturity Bond Portfolio. . . . . . . . . . . . .          5,192      16.433880            85,325     1.09%       3.31%
   Oppenheimer Global Securities Fund / VA . . . . . . . . .          1,616      13.422186            21,690     0.79%      16.68%
   Strong Opportunities Fund II, Inc.  . . . . . . . . . . .           406      21.426416              8,699     0.93%      17.03%
   Van Eck WIT - Worldwide Bond Fund . . . . . . . . . . . .            23      14.682655                338     0.89%      15.50%
   Van Eck WIT - Worldwide Hard Assets Fund. . . . . . . . .          4,593      15.014547            68,962     0.78%       1.55%
   Van Kampen American Capital - Morgan Stanley
    Real Estate Securities Portfolio . . . . . . . . . . . .          5,134      15.011508            77,069     0.67%      39.20%
   Warburg Pincus Trust -
    International Equity Portfolio . . . . . . . . . . . . .          1,802      11.634515            20,965     1.14%       8.94%

 Single Premium contracts issued on or after
 April 16, 1990:
   American Century VP -
    American Century VP Balanced . . . . . . . . . . . . . .         38,880      14.303509           556,120     0.79%      10.75%
   American Century VP -
    American Century VP Capital Appreciation . . . . . . . .        187,431      16.163625         3,029,564     0.76%      (5.56)%
   American Century VP -
    American Century VP International. . . . . . . . . . . .        140,670      11.748051         1,652,598     0.98%      12.92%
   The Dreyfus Socially Responsible
    Growth Fund, Inc.  . . . . . . . . . . . . . . . . . . .         16,672      17.041821           284,121     0.86%      19.66%
   Dreyfus Stock Index Fund. . . . . . . . . . . . . . . . .        166,883      16.474993         2,749,396     0.95%      20.95%
   Fidelity VIP - Equity-Income Portfolio. . . . . . . . . .        556,249      24.419978        13,583,588     0.85%      12.80%
   Fidelity VIP - Growth Portfolio . . . . . . . . . . . . .        436,608      23.774932        10,380,326     0.80%      13.22%
   Fidelity VIP - High Income Portfolio. . . . . . . . . . .        160,710      25.198564         4,049,661     0.90%      12.55%
   Fidelity VIP - Overseas Portfolio . . . . . . . . . . . .        349,868      14.155666         4,952,615     0.90%      11.75%
   Fidelity VIP-II - Asset Manager Portfolio . . . . . . . .        328,224      20.046209         6,579,647     0.87%      13.12%
   Fidelity VIP-II - Contrafund Portfolio. . . . . . . . . .        253,591      13.256842         3,361,816     0.94%      19.73%
   Nationwide SAT - Capital Appreciation Fund. . . . . . . .         69,468      17.984058         1,249,317     1.06%      24.50%
   Nationwide SAT - Government Bond Fund . . . . . . . . . .        215,649      16.449774         3,547,377     0.83%       2.14%
   Nationwide SAT - Money Market Fund. . . . . . . . . . . .      1,264,987      12.479104        15,785,904     0.87%       3.74%
   Nationwide SAT - Small Company Fund . . . . . . . . . . .         84,265      13.833221         1,165,656     0.98%      21.23%
   Nationwide SAT - Total Return Fund. . . . . . . . . . . .        145,392      23.035683         3,349,204     0.33%      20.26%
   Neuberger & Berman AMT - Growth Portfolio . . . . . . . .        171,390      17.521012         3,002,926     0.84%       7.72%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                                       Unit        Contract                             Total
                                                         Units      Fair Value   Owners' Equity   Expenses(*)          Return(**)
                                                         -----      ----------   --------------   -----------          ----------
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . .       72,295      14.088625      1,018,537       0.97%               2.95%
 Neuberger & Berman AMT - Partners Portfolio . . .      166,759      17.259712      2,878,212       0.93%              27.89%
 Oppenheimer Bond Fund / VA. . . . . . . . . . . .      107,202      16.608318      1,780,445       0.86%               3.44%
 Oppenheimer Global Securities Fund / VA . . . . .      112,397      13.270426      1,491,556       0.83%              16.27%
 Oppenheimer Multiple Strategies Fund / VA . . . .      137,052      18.701076      2,563,020       0.85%              14.00%
 Strong Opportunity Fund II, Inc.  . . . . . . . .      145,314      21.077454      3,062,849       0.79%              16.62%
 Strong VIF - Strong Discovery Fund II . . . . . .       96,856      16.133543      1,562,630       0.72%              (0.50)%
 Strong VIF - Strong International Stock Fund II .       51,959      11.141803        578,917       0.97%               8.95%
 Van Eck WIT - Worldwide Bond Fund . . . . . . . .       51,233      14.339608        734,661       0.85%               1.19%
 Van Eck WIT - Worldwide Hard Assets Fund. . . . .      179,378      16.582948      2,974,616       0.93%              16.53%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . .       77,060      14.933196      1,150,752       0.95%              38.71%
 Warburg Pincus Trust -
   International Equity Portfolio. . . . . . . . .      229,373      11.573771      2,654,711       0.89%               8.56%
 Warburg Pincus Trust -
   Small Company Growth Portfolio. . . . . . . . .      101,386      13.975650      1,416,935       0.77%              12.43%

Multiple Payment contracts and
Flexible Premium contracts:
 American Century VP - Balanced. . . . . . . . . .      137,856      14.642920      2,018,614       0.99%              11.31%
 American Century VP -
   American Century VP Capital Appreciation. . . .      564,722      15.327392      8,655,715       1.01%              (5.09)%
 American Century VP -
   American Century VP International . . . . . . .      145,930      11.890858      1,735,233       0.89%              13.49%
 American Century VP -
   American Century VP Value . . . . . . . . . . .          900      10.143687          9,129       0.92%(***)         58.44%(***)
 The Dreyfus Socially Responsible
   Growth Fund, Inc. . . . . . . . . . . . . . . .      149,312      17.319589      2,586,022       0.95%              20.26%
 Dreyfus Stock Index Fund. . . . . . . . . . . . .      743,163      16.744674     12,444,022       0.93%              21.56%
 Fidelity VIP - Equity-Income Portfolio  . . . . .    1,203,661      25.185570     30,314,888       0.98%              13.37%
 Fidelity VIP - Growth Portfolio . . . . . . . . .    1,774,112      24.186560     42,909,666       0.97%              13.79%
 Fidelity VIP - High Income Portfolio. . . . . . .      519,177      23.588786     12,246,755       0.96%              13.12%
 Fidelity VIP - Overseas Portfolio . . . . . . . .      723,688      15.324813     11,090,383       0.94%              12.31%
 Fidelity VIP-II - Asset Manager Portfolio . . . .      858,375      18.169993     15,596,668       0.95%              13.69%
 Fidelity VIP-II - Contrafund Portfolio. . . . . .      741,153      13.356323      9,899,079       0.95%              20.34%
 Nationwide SAT - Capital Appreciation Fund. . . .      373,658      18.410667      6,879,293       0.91%              25.13%
 Nationwide SAT - Government Bond Fund . . . . . .      196,023      15.383251      3,015,471       1.07%               2.66%
 Nationwide SAT - Money Market Fund. . . . . . . .    1,548,800      12.214743     18,918,194       1.07%               4.27%
 Nationwide SAT - Small Company Fund . . . . . . .      325,390      13.915643      4,528,011       1.06%              21.85%
 Nationwide SAT - Total Return Fund. . . . . . . .    1,740,045      21.988773     38,261,455       0.39%              20.87%
 Neuberger & Berman AMT - Growth Portfolio . . . .      542,729      17.282005      9,379,445       0.97%               8.27%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . .      117,219      13.551318      1,588,472       0.91%               3.47%
 Neuberger & Berman AMT - Partners Portfolio . . .      434,744      17.469360      7,594,699       0.94%              28.53%
 Oppenheimer Bond Fund / VA. . . . . . . . . . . .      260,488      15.764821      4,106,547       0.97%               3.96%
 Oppenheimer Global Securities Fund / VA . . . . .      616,399      13.487753      8,313,837       0.95%              16.86%
 Oppenheimer Multiple Strategies Fund / VA . . . .      287,199      18.446363      5,297,777       0.97%              14.57%


                                                                            Unit         Contract                     Total
                                                            Units        Fair Value    Owners' Equity   Expenses(*)  Return(**)
                                                            -----        ----------    --------------   -----------  ----------
 Strong Opportunity Fund II, Inc.  . . . . . . . . .       649,651        21.575419      14,016,493       0.96%      17.20%
 Strong VIF - Strong Discovery Fund II . . . . . . .       305,653        16.514861       5,047,817       1.03%       0.00%
 Strong VIF - Strong International Stock Fund II . .       103,783        11.208230       1,163,224       0.96%       9.50%
 Van Eck WIT - Worldwide Bond Fund . . . . . . . . .       110,868        13.479157       1,494,407       0.97%       1.70%
 Van Eck WIT -
   Worldwide Emerging Markets Fund . . . . . . . . .           319        10.078948           3,215       0.93%(***) 32.06%(***)
 Van Eck WIT - Worldwide Hard Assets Fund. . . . . .       174,641        18.284590       3,193,239       0.93%      17.12%
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . . .       120,572        15.045195       1,814,029       0.99%      39.41%
 Warburg Pincus Trust -
   International Equity Portfolio. . . . . . . . . .       469,367        11.660648       5,473,123       0.97%       9.10%
 Warburg Pincus Trust -
   Small Company Growth Portfolio. . . . . . . . . .       402,279        14.080553       5,664,311       1.00%      13.00%

Modified Single Premium contracts and
Last Survivor Flexible Premium Contracts:
 American Century VP - Balanced. . . . . . . . . . .         6,725        10.931147          73,512       0.00%      13.88%(***)
 American Century VP -
   American Century VP Capital Appreciation. . . . .         9,987         9.118427          91,066       0.00%     (13.15)%(***)
 American Century VP -
   American Century VP International . . . . . . . .         4,661        10.773558          50,216       0.00%      11.54%(***)
 The Dreyfus Socially Responsible
   Growth Fund, Inc. . . . . . . . . . . . . . . . .         7,118        11.180091          79,580       0.00%      17.59%(***)
 Dreyfus Stock Index Fund. . . . . . . . . . . . . .        25,438        11.459856         291,516       0.00%      21.77%(***)
 Fidelity VIP - Equity-Income Portfolio  . . . . . .        61,195        10.790149         660,303       0.00%      11.78%(***)
 Fidelity VIP - Growth Portfolio . . . . . . . . . .        40,595        10.446167         424,062       0.00%       6.65%(***)
 Fidelity VIP - High Income Portfolio. . . . . . . .        62,142        10.830462         673,027       0.00%      12.37%(***)
 Fidelity VIP - Overseas Portfolio . . . . . . . . .         5,158        10.668178          55,026       0.00%       9.96%(***)
 Fidelity VIP-II - Asset Manager Portfolio . . . . .        10,453        11.022140         115,214       0.00%      15.24%(***)
 Fidelity VIP-II - Contrafund Portfolio. . . . . . .        35,353        11.249999         397,721       0.00%      18.64%(***)
 Nationwide SAT - Capital Appreciation Fund. . . . .         8,542        11.610340          99,176       0.00%      24.00%(***)
 Nationwide SAT - Government Bond Fund . . . . . . .         5,711        10.679205          60,989       0.00%      10.12%(***)
 Nationwide SAT - Money Market Fund. . . . . . . . .       304,482        10.339005       3,148,041       0.00%       5.03%(***)
 Nationwide SAT - Small Company Fund . . . . . . . .        20,576        10.524418         216,550       0.00%       7.81%(***)
 Nationwide SAT - Total Return Fund. . . . . . . . .        64,330        11.444877         736,249       0.00%      21.54%(***)
 Neuberger & Berman AMT - Growth Portfolio . . . . .        21,053         9.869834         207,790       0.00%      (1.94)%(***)
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio . . . . . . . . .         7,552        10.477247          79,124       0.00%       7.11%(***)
 Neuberger & Berman AMT - Partners Portfolio . . . .        15,462        11.476324         177,447       0.00%      22.00%(***)
 Oppenheimer Bond Fund/VA. . . . . . . . . . . . . .         7,727        10.644626          82,251       0.00%       9.62%(***)
 Oppenheimer Global Securities Fund/VA . . . . . . .         8,064        10.833847          87,364       0.00%      12.43%(***)
 Oppenheimer Multiple Strategies Fund/VA . . . . . .         9,746        10.937578         106,598       0.00%      13.98%(***)
 Strong Opportunity Fund II, Inc.  . . . . . . . . .         9,106        10.766829          98,043       0.00%      11.43%(***)
 Strong VIF - Strong Discovery Fund II . . . . . . .        14,115         9.884557         139,521       0.00%      (1.71)%(***)
 Strong VIF - Strong International Stock Fund II . .         8,692        10.054422          87,393       0.00%       0.81%(***)
 Van Eck WIT - Worldwide Bond Fund . . . . . . . . .         2,209        10.516764          23,232       0.00%       7.71%(***)
 Van Eck WIT - Worldwide Hard Assets Fund. . . . . .         7,974        10.056004          80,187       0.00%       0.83%(***)
 Van Kampen American Capital - Morgan Stanley
   Real Estate Securities Portfolio. . . . . . . . .        11,112        13.673840         151,944       0.00%      54.77%(***)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                     NOTES TO FINANCIAL STATEMENTS, Continued


                                                               Unit          Contract                     Total
                                                   Units     Fair Value   Owners' Equity   Expenses(*)  Return(**)
                                                   -----     ----------   --------------   -----------  ----------
       Warburg Pincus Trust -
         International Equity Portfolio . . . . .  24,290      9.935018       241,322       0.00%      (0.97)%(***)
       Warburg Pincus Trust -
         Small Company Growth Portfolio . . . . .  24,804      9.827590       243,764       0.00%      (2.56)%(***)
                                                  =======     ========= -------------
                                                                         $409,169,174
                                                                        =============

  (*)This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values.Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 (**)This represents the annual total return for the one-year period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(***)Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 21 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 156 pages.

Representations and Undertakings.

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1.     Power of Attorney dated April 4, 2001.                  Attached hereto.

2.     Resolution of the Depositor's Board of                  Included with the Registration Statement on Form
       Directors authorizing the establishment of              N-8B-2  for the  Nationwide VLI Separate Account-2
       the Registrant, adopted                                 (File No. 811-5311), and is hereby  incorporated by
                                                               reference.

3.     Distribution Contracts                                  Filed previously with Post-Effective Amendment No. 18
                                                               (333-42180) and hereby incorporated by reference.

4.     Form of Security                                        Included with the Registration Statement on Form S-6
                                                               for the Nationwide VLI Separate Account-2 (File No.
                                                               33-42180), and is hereby incorporated by reference.




5.     Articles of Incorporation of Depositor                  Included with the Registration Statement on Form
                                                               N-8B-2 for the Nationwide VLI Separate Account-2
                                                               (File No. 811-5311), and is hereby incorporated by
                                                               reference.

6.     Application form of Security                            Included with the Registration Statement on Form S-6
                                                               for the Nationwide VLI Separate Account-2 (File No.
                                                               33-42180), and is hereby incorporated by reference.


7.     Opinion of Counsel                                      Included with the Registration Statement on Form S-6
                                                               for the Nationwide VLI Separate Account-2 (File No.
                                                               33-42180), and is hereby incorporated by reference.

                NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
                         COSOLIDATED GAAP BALANCE SHEET
                                 MARCH 31, 2001
================================================================================

                                                                           CONSOLIDATED
                                                                               GAAP                COMBINED
                                                                           DEC. 31, 2000          NLIC/NLAIC
                                                                         -----------------      ---------------
Assets:
              Invested Assets:
                          Fixed Maturities-Held to Maturity                             0                     0
                          Fixed Maturities-Available for Sale              15,443,016,627                     0
                          Fixed Maturities-Trading                                      0                     0
                          Equity Securities                                   108,966,795                     0
                          Mortgage Loans on Real Estate                     6,168,336,058                     0
                          Real Estate Owned                                   310,642,154                     0
                          Policy Loans                                        562,612,397                     0
                          Other Invested Assets                               101,798,509                     0
                          Short Term Investments                              442,567,267                     0
                                                                                                ---------------
                                               Total Invested Assets       23,137,939,807                     0
                                                                                                ---------------

              Cash                                                             18,427,358                     0

              Accrued Investment Income                                       251,421,764                     0

              Deferred Policy Acquisition Costs                             2,865,599,567                     0

              Deferred Federal Income Tax Asset                                         0                     0

              Investment in Subsidiaries Classified
                          as Discontinued Operations                                    0

                          Investment in Subsidiaries                                   (2)                    0
                          Fixed Assets, net                                             0                     0
                          All Other Assets                                    396,703,835                     0
                                                                          ---------------       ---------------

              Other Assets                                                    396,703,833                     0

              Assets Held in Separate Accounts                             65,897,207,095                     0
                                                                          ---------------       ---------------


                                                        Total Assets       92,567,299,424                     0
                                                                          ===============       ===============



                                                                                 NAS                NFAC                  NISC
                                                                          ---------------      ---------------      ---------------
              Invested Assets:
                          Fixed Maturities-Held to Maturity                             0                    0                    0
                          Fixed Maturities-Available for Sale                           0                    0                    0
                          Fixed Maturities-Trading                                      0                    0                    0
                          Equity Securities                                             0                    0                    0
                          Mortgage Loans on Real Estate                                 0                    0                    0
                          Real Estate Owned                                             0                    0                    0
                          Policy Loans                                                  0                    0                    0
                          Other Invested Assets                                         0                    0                    0
                          Short Term Investments                                        0                    0                    0
                                                                          ---------------      ---------------      ---------------
                                               Total Invested Assets                    0                    0                    0
                                                                          ---------------      ---------------      ---------------

              Cash                                                                      0                    0                    0

              Accrued Investment Income                                                 0                    0                    0

              Deferred Policy Acquisition Costs                                         0                    0                    0

              Deferred Federal Income Tax Asset                                         0                    0                    0

              Investment in Subsidiaries Classified
                          as Discontinued Operations

                          Investment in Subsidiaries                                    0                    0                    0
                          Fixed Assets, net                                             0                    0                    0
                          All Other Assets                                              0                    0                    0
                                                                          ---------------      ---------------      ---------------

              Other Assets                                                              0                    0                    0

              Assets Held in Separate Accounts                                          0                    0                    0
                                                                          ---------------      ---------------      ---------------


                                                        Total Assets                    0                    0                    0
                                                                          ===============      ===============      ===============



                                                                                                     ELIM
                                                                                                      REF
                                                                          ---------------      ---------------
              Invested Assets:
                          Fixed Maturities-Held to Maturity                             0
                          Fixed Maturities-Available for Sale                           0
                          Fixed Maturities-Trading                                      0
                          Equity Securities                                             0
                          Mortgage Loans on Real Estate                                 0
                          Real Estate Owned                                             0
                          Policy Loans                                                  0
                          Other Invested Assets                                         0
                          Short Term Investments                                        0
                                                                          ---------------      ---------------
                                               Total Invested Assets                    0
                                                                          ---------------      ---------------

              Cash                                                                      0

              Accrued Investment Income                                                 0

              Deferred Policy Acquisition Costs                                         0

              Deferred Federal Income Tax Asset                                         0

              Investment in Subsidiaries Classified
                          as Discontinued Operations

                          Investment in Subsidiaries                                    0                    1
                          Fixed Assets, net                                             0
                          All Other Assets                                              0                    2
                                                                          ---------------

              Other Assets                                                              0

              Assets Held in Separate Accounts                                          0
                                                                          ---------------


                                                        Total Assets                    0
                                                                          ===============



                                                                               DR (CR)                    Consolidated
                                                                             ELIMINATION                      GAAP
                                                                               ENTRIES                   JAN. 00, 1900
                                                                             ------------            -----------------------

Assets:
              Invested Assets:
                          Fixed Maturities-Held to Maturity                                                               0
                          Fixed Maturities-Available for Sale                                                             0
                          Fixed Maturities-Trading                                                                        0
                          Equity Securities                                                                               0
                          Mortgage Loans on Real Estate                                                                   0
                          Real Estate Owned                                                                               0
                          Policy Loans                                                                                    0
                          Other Invested Assets                                                                           0
                          Short Term Investments                                                                          0
                                                                             ------------            -----------------------
                                               Total Invested Assets                   0                                  0
                                                                             ------------            -----------------------

              Cash                                                                                                        0

              Accrued Investment Income                                                                                   0

              Deferred Policy Acquisition Costs                                                                           0

              Deferred Federal Income Tax Asset                                                                           0

              Investment in Subsidiaries Classified
                          as Discontinued Operations                                                                      0

                          Investment in Subsidiaries                                   0                                  0
                          Fixed Assets, net                                                                               0
                          All Other Assets                                             0                                  0
                                                                             ------------
                                                                                                     -----------------------
              Other Assets                                                             0                                  0

              Assets Held in Separate Accounts                                                                            0
                                                                             ------------
                                                                                                     -----------------------

                                                        Total Assets                   0                                  0
                                                                             ============            =======================


                NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
                         COSOLIDATED GAAP BALANCE SHEET
                                 MARCH 31, 2001

                                                                                 CONSOLIDATED
                                                                                     GAAP           COMBINED
                                                                                DEC. 31, 2000      NLIC/NLAIC
                                                                          ---------------------  -----------------
Liabilities:
              Future Policy Benefits and Contract Claims                       22,183,648,565                   0

              Policyholder Dividend Accumulations                                           0                   0

              Other Policyholder Funds                                                      0                   0

              Accrued Federal Income Tax:
                          Current                                                           0                   0
                          Deferred                                                          0                   0
                                                                              ---------------     ---------------
                                     Total Accrued Federal income Tax                       0                   0
                                                                              ---------------     ---------------

              Funds Withheld on Coinsurance                                                                     0

              Dividends Payable to Shareholder                                                                  0

              Other Liabilities                                                 1,283,547,094                   0

              Liabilities Related to Separate Accounts                         65,897,207,095                   0
                                                                              ---------------     ---------------


                                                    Total Liabilities          89,364,402,754                   0
                                                                              ===============     ===============

Shareholder's Equity:
              Capital Shares *                                                      3,814,779                   0

              Additional Paid In Capital *                                        646,067,007                   0

              Retained Earnings *                                               2,441,317,229                   0

                          Unrealized Holding Gains/Losses *                       106,279,739                   0
                          Unrealized Gains/Losses (Equity Sec.) *                   5,417,918                   0
                          Unrealized Gains/Losses (Derivative Sec.) *                       0                   0
                                                                              ---------------     ---------------
              Unrealized Gains/Losses, net *                                      111,697,657                   0
                                                                              ---------------     ---------------

                                         Total Shareholder's Equity *           3,202,896,672                   0
                                                    Total Liabilities          89,364,402,754                   0

                          Current Net Income of Subsidiaries                       (5,016,913)                  0
                          Current Change, URHG/L of Subsidiaries                    6,850,104                   0
                          Current Change, URG/L (ES) of Subsidiaries               (1,833,191)                  0
                          Current Change, URG/L (Drv) of Subsidiaries                       0                   0
                          Capital Contribution from NLIC                                    0                   0
                          Dividends Paid to Nationwide Life                                 0                   0
                                                                              ---------------     ---------------
                            Total Liabilities and Shareholder's Equity         92,567,299,426                   0
                                                                              ===============     ===============

                                                            Balancing                      (2)                  0
                                    Total Ending Shareholder's Equity           3,202,896,672                   0
                                                                              ===============     ===============

                                                                        * - Amounts are Prior Year-End for Subsidiaries

                          Components of Shareholder's Equity:
                          Capital Shares                                            3,814,779                   0
                          Additional Paid In Capital                              646,067,007                   0
                          Retained Earnings                                     2,436,300,316                   0
                          Unrealized Gains/Losses-Debt Sec                        113,129,843                   0
                          Unrealized Gains/Losses-Equity Sec                        3,584,727                   0
                          Unrealized Gains/Losses-Derivative Sec                            0                   0
                                                                              ---------------     ---------------
                                        Total Unrealized Gains/Losses             116,714,570                   0
                                                                              ---------------     ---------------
                                           Total Shareholder's Equity           3,202,896,672                   0
                                                                              ===============     ===============

                                                                                     NAS             NFAC                NISC
                                                                              ---------------    ---------------    ---------------
Liabilities:
              Future Policy Benefits and Contract Claims                                    0                  0                  0

              Policyholder Dividend Accumulations                                                                              --

              Other Policyholder Funds                                                                                         --

              Accrued Federal Income Tax:
                          Current                                                                                              --
                          Deferred                                                                                                0
                                                                              ---------------    ---------------    ---------------
                                     Total Accrued Federal income Tax                       0                  0                  0
                                                                              ---------------    ---------------    ---------------

              Funds Withheld on Coinsurance                                                 0                  0                  0

              Dividends Payable to Shareholder                                              0

              Other Liabilities                                                             0                  0                  0

              Liabilities Related to Separate Accounts                                      0                  0                  0

                                                                              ---------------    ---------------    ---------------



                                                    Total Liabilities                       0                  0                  0
                                                                              ===============    ===============    ===============

Shareholder's Equity:
              Capital Shares *                                                              0                  0                  0

              Additional Paid In Capital *                                                  0                  0                  0

              Retained Earnings *                                                           0                  0                  0

                          Unrealized Holding Gains/Losses *                                 0                  0                  0
                          Unrealized Gains/Losses (Equity Sec.) *                           0                  0                  0
                          Unrealized Gains/Losses (Derivative Sec.) *                       0                  0                  0

                                                                              ---------------    ---------------    ---------------
              Unrealized Gains/Losses, net *                                                0                  0                  0
                                                                              ---------------    ---------------    ---------------

                                         Total Shareholder's Equity *                       0                  0                  0
                                                    Total Liabilities                       0                  0                  0

                          Current Net Income of Subsidiaries                                0                  0                  0
                          Current Change, URHG/L of Subsidiaries                            0                  0                  0
                          Current Change, URG/L (ES) of Subsidiaries                        0                  0                  0
                          Current Change, URG/L (Drv) of Subsidiaries                       0                  0                  0
                          Capital Contribution from NLIC                                    0                  0                  0
                          Dividends Paid to Nationwide Life                                 0                  0                  0

                                                                              ---------------    ---------------    ---------------
                           Total Liabilities and Shareholder's Equity                       0                  0                  0
                                                                              ===============    ===============    ===============

                                                            Balancing                       0                  0                  0
                                    Total Ending Shareholder's Equity                       0                  0                  0

                                                                             ===============    ===============    ===============

                          * - Amounts are Prior Year-End for Subsidiaries

                          Components of Shareholder's Equity:
                          Capital Shares                                                    0                  0                  0
                          Additional Paid In Capital                                        0                  0                  0
                          Retained Earnings                                                 0                  0                  0
                          Unrealized Gains/Losses-Debt Sec                                  0                  0                  0
                          Unrealized Gains/Losses-Equity Sec                                0                  0                  0
                          Unrealized Gains/Losses-Derivative Sec                            0                  0                  0
                                                                              ---------------    ---------------    ---------------
                                        Total Unrealized Gains/Losses                       0                  0                  0
                                                                              ---------------    ---------------    ---------------
                                           Total Shareholder's Equity                       0                  0                  0
                                                                              ===============    ===============    ===============


                                                                                                                          DR(CR)
                                                                                                      ELIM             ELIMINATION
                                                                                                       REF               ENTRIES
                                                                              ---------------    ---------------    ---------------
Liabilities:
              Future Policy Benefits and Contract Claims                                    0

              Policyholder Dividend Accumulations                                           0

              Other Policyholder Funds                                                      0

              Accrued Federal Income Tax:
                          Current                                                           0
                                                                              ---------------                       ---------------
                                     Total Accrued Federal income Tax                       0                                     0
                                                                              ---------------                       ---------------

              Funds Withheld on Coinsurance                                              --


              Other Liabilities                                                             0                  4                  0

              Liabilities Related to Separate Accounts                                      0                  0

                                                                              ---------------                       ---------------



                                                    Total Liabilities                       0                                     0
                                                                              ===============                       ===============

Shareholder's Equity:
              Capital Shares *                                                              0                  5                  0

              Additional Paid In Capital *                                                  0                  6                  0

              Retained Earnings *                                                           0                  7                  0

                          Unrealized Holding Gains/Losses *                                 0                  8                  0
                          Unrealized Gains/Losses (Equity Sec.) *                           0                  9                  0
                          Unrealized Gains/Losses (Derivative Sec.) *                       0

                                                                              ---------------                       ---------------
              Unrealized Gains/Losses, net *                                                0                                     0
                                                                              ---------------                       ---------------

                                         Total Shareholder's Equity *                       0                                     0
                                                    Total Liabilities                       0

                          Current Net Income of Subsidiaries                                0
                          Current Change, URHG/L of Subsidiaries                            0
                          Current Change, URG/L (ES) of Subsidiaries                        0
                          Current Change, URG/L (Drv) of Subsidiaries                       0
                          Capital Contribution from NLIC                                    0                 10                  0
                          Dividends Paid to Nationwide Life                                 0

                                                                              ---------------                       ---------------
                           Total Liabilities and Shareholder's Equity                       0                                     0
                                                                              ===============                       ===============

                                                            Balancing                       0                                  --
                                    Total Ending Shareholder's Equity                       0

                                                                              ===============                       ===============

                                                                        * - Amounts are Prior Year-End for Subsidiaries

                          Components of Shareholder's Equity:
                          Capital Shares                                                    0                                     0
                          Additional Paid In Capital                                        0                                     0
                          Retained Earnings                                                 0                                     0
                          Unrealized Gains/Losses-Debt Sec                                  0                                     0
                          Unrealized Gains/Losses-Equity Sec                                0                                     0
                          Unrealized Gains/Losses-Derivative Sec                            0                                     0
                                                                              ---------------                       ---------------
                                        Total Unrealized Gains/Losses                       0                                     0
                                                                              ---------------                       ---------------
                                           Total Shareholder's Equity                       0                                     0
                                                                              ===============                       ===============


                                                                               Consolidated
                                                                                   GAAP
                                                                               JAN. 00, 1900
                                                                              ---------------
Liabilities:
              Future Policy Benefits and Contract Claims                                    0

              Policyholder Dividend Accumulations                                           0

              Other Policyholder Funds                                                      0

              Accrued Federal Income Tax:
                          Current                                                           0
                          Deferred                                                          0
                                                                              ---------------
                                     Total Accrued Federal income Tax                       0
                                                                              ---------------
              Funds Withheld on Coinsurance                                                 0

              Dividends Payable to Shareholder                                              0

              Other Liabilities                                                             0

              Liabilities Related to Separate Accounts                                      0
                                                                              ---------------

                                                    Total Liabilities                       0
                                                                              ===============
Shareholder's Equity:
              Capital Shares *                                                              0

              Additional Paid In Capital *                                                  0

              Retained Earnings *                                                           0

                          Unrealized Holding Gains/Losses *                                 0
                          Unrealized Gains/Losses (Equity Sec.) *                           0
                          Unrealized Gains/Losses (Derivative Sec.)*                        0
                                                                              ---------------
              Unrealized Gains/Losses, net *                                                0
                                                                              ---------------

                                         Total Shareholder's Equity *                       0
                                                    Total Liabilities                       0

                          Current Net Income of Subsidiaries                                0
                          Current Change, URHG/L of Subsidiaries                            0
                          Current Change, URG/L(ES) of Subsidiaries                         0
                          Current Change, URG/L (Drv) of Subsidiaries                       0
                          Capital Contribution from NLIC                                    0
                          Dividends Paid to Nationwide Life                                 0

                                                                              ---------------
                           Total Liabilities and Shareholder's Equity                       0
                                                                              ===============

                                                            Balancing                       0
                                    Total Ending Shareholder's Equity                       0

                                                                              ===============

                                                                          * - Amounts are Prior Year-End for Subsidiaries

                          Components of Shareholder's Equity:

                          Capital Shares                                                    0
                          Addition Paid In Capital                                          0
                          Retained Earnings                                                 0
                          Unrealized Gains/Losses-Debt Sec                                  0
                          Unrealized Gains/Losses-Equity Sec.                               0
                          Unrealized Gains/Losses-Derivative Sec                            0
                                                                              ---------------
                                        Total Unrealized Gains/Losses                       0
                                                                              ---------------
                                           Total Shareholder's Equity                       0
                                                                              ===============

                       Nationwide Life Insurance Company - Consolidated Summation of Balance Sheet Elimination Adjusting Entries March 31, 2001
================================================================================

                       SUMMATION OF BALANCE SHEET ELIMINATION ADJUSTMENTS:

                   1   INVESTMENT IN SUBSIDIARIES (OTHER ASSETS):

                                                                 NAS                              0
                                                                                                  0
                                                                         --------------------------
                                                                                                  0
                                                                         ==========================

                   2    ALL OTHER ASSETS (OTHER ASSETS):

                                                                 NAS                              0
                                                                NFAC                              0
                                                                NISC                              0
                                                                                                  0
                                                                         --------------------------
                                                                                                  0
                                                                         ==========================

                   3







                   4    OTHER LIABILITIES:

                                                                 NAS                              0
                                                                NFAC                              0
                                                                NISC                              0
                                                                                                  0
                                                                         ---------------------------
                                                                                                  0
                                                                         ===========================

                   5    CAPITAL SHARES:

                                                                 NAS                              0
                                                                NFAC                              0
                                                                NISC                              0
                                                                                                  0
                                                                         --------------------------
                                                                                                  0
                                                                         ==========================



                           6       Additional Paid In Capital:

                                         NAS                       0
                                        NFAC                       0
                                        NISC                       0
                                                                   0
                                                         -----------
                                                                   0
                                                         ===========

                           7       Retained Earnings:

                                         NAS                       0
                                        NFAC                       0
                                        NISC                       0
                                                                   0
                                                         ------------
                                       Total                       0
                                                         ============

                           8       Unrealized Holding Gain/Loss (Debt Securities):



                                                         ------------

                                                         ============

                           9       Unrealized Gain/Loss (Equity Securities):





                                                         ------------

                                                         ============

                           10      Capital Contributions:

                                         NAS                       0
                                        NFAC                       0
                                        NISC                       0
                                                                   0
                                                         -----------
                                                                   0
                                                         ===========




Nationwide Life Insurance Company - Consolidated
Consolidated GAAP Income Statement
March 31, 2001
================================================================================

                                                                         CONSOLIDATED
                                                                             GAAP                                 COMBINED
                                                                         DEC. 31, 2000                           NLIC/NLAIC
                                                                        --------------                        --------------
Revenues:
              Traditional Life Insurance Premiums                          239,956,163                                     0

              Accident and Health Insurance Premiums                                 0                                     0

              Invest. and Univ. Life Ins. Prod. Policy Charges           1,091,385,202                                     0

              Net Investment Income                                      1,654,891,860                                     0




              Equity in income of subsidiaries                                      (2)                                    0






              Realized Gains (Losses) on Investments                       (19,371,355)                                    0

              Other Income                                                  16,997,849                                     0

                                                                        --------------                        --------------
                                                      Total Revenues     2,983,859,717                                     0
                                                                        --------------                        --------------

Benefits and Expenses:
              Future Policy Benefits and Contract Claims                 1,423,981,996                                     0

              Provision for Policyholders' Dividends                        44,571,171                                     0

              Amortization of Deferred Policy Acquisition Costs            352,137,169                                     0

              Interest Expense on Debt                                       1,270,942                                     0

              Commissions                                                  766,525,571                                     0

              Capitalization                                              (778,887,476)                                    0

              Other Operating Costs and Expenses                           491,254,890                                     0

                                                                        --------------                        --------------
                                         Total Benefits and Expenses     2,300,854,263                                     0
                                                                        --------------                        --------------

                                   Income from Continuing Operations
                                   Before Federal Income Tax Expense       683,005,454                                     0
                                                                        --------------                        --------------

Federal Income Tax Expense (Benefit):
              Current Expense (Benefit)                                     78,058,154                                     0
              Deferred Expense (Benefit)                                   129,672,632                                     0
                                                                        --------------                        --------------
                           Total Federal Income Tax Expense (Benefit)      207,730,786                                     0
                                                                        --------------                        --------------

                                   Income from Continuing Operations       475,274,668                                     0

Income (Loss) from Discontinued Operations                                           0                                     0

                                                                        --------------                        --------------
                                                          Net Income       475,274,668                                     0
                                                                        ==============                        ==============





                                                                                NAS                  NFAC             NISC
                                                                         -----------------        ----------      ------------
Revenues:
              Traditional Life Insurance Premiums                                    0                0                0

              Accident and Health Insurance Premiums                                 0                0                0

              Invest. and Univ. Life Ins. Prod. Policy Charges                       0                0                0

              Net Investment Income                                                  0                0                0




              Equity in income of subsidiaries                                       0                0





              Realized Gains (Losses) on Investments                                 0                0                0

              Other Income                                                           0                0                0

                                                                        --------------   --------------   --------------
                                                      Total Revenues                 0                0                0
                                                                        --------------   --------------   --------------

Benefits and Expenses:
              Future Policy Benefits and Contract Claims                             0                0                0

              Provision for Policyholders' Dividends                                 0                0                0

              Amortization of Deferred Policy Acquisition Costs                      0                0                0

              Interest Expense on Debt                                               0                0                0

              Commissions                                                            0                0                0

              Capitalization

              Other Operating Costs and Expenses                                     0                0                0

                                                                        --------------   --------------   --------------
                                         Total Benefits and Expenses                 0                0                0
                                                                        --------------   --------------   --------------

                                   Income from Continuing Operations
                                   Before Federal Income Tax Expense                 0                0                0
                                                                        --------------   --------------   --------------

Federal Income Tax Expense (Benefit):
              Current Expense (Benefit)                                              0                0                0
              Deferred Expense (Benefit)                                             0                0                0
                                                                        --------------   --------------   --------------
                           Total Federal Income Tax Expense (Benefit)                0                0                0
                                                                        --------------   --------------   --------------

                                   Income from Continuing Operations                 0                0                0

Income (Loss) from Discontinued Operations                                           0

                                                                        --------------   --------------   --------------
                                                          Net Income                 0                0                0
                                                                        ==============   ==============   ==============




                                                                                                                 ELIM
                                                                                                                  REF
                                                                                     ------------             ------------
Revenues:
              Traditional Life Insurance Premiums                                              0

              Accident and Health Insurance Premiums                                           0

              Invest. and Univ. Life Ins. Prod. Policy Charges                                 0

              Net Investment Income                                                            0




              Equity in income of subsidiaries                                                                    NAS
                                                                                                                 NFAC
                                                                                                                 NISC


              Realized Gains (Losses) on Investments                                           0

              Other Income                                                                     0

                                                                                     ------------
                                                      Total Revenues                           0
                                                                                     ------------

Benefits and Expenses:
              Future Policy Benefits and Contract Claims                                       0

              Provision for Policyholders' Dividends                                           0

              Amortization of Deferred Policy Acquisition Costs                                0

              Interest Expense on Debt                                                         0

              Commissions                                                                      0

              Capitalization

              Other Operating Costs and Expenses

                                                                                     ------------
                                         Total Benefits and Expenses                           0
                                                                                     ------------

                                   Income from Continuing Operations
                                   Before Federal Income Tax Expense                           0
                                                                                     ------------

Federal Income Tax Expense (Benefit):
              Current Expense (Benefit)                                                        0
              Deferred Expense (Benefit)                                                       0
                                                                                     ------------
                           Total Federal Income Tax Expense (Benefit)                          0
                                                                                     ------------

                                   Income from Continuing Operations                           0

Income (Loss) from Discontinued Operations

                                                                                     ------------
                                                          Net Income                           0
                                                                                     ============



                                                                                  DR (CR)                    CONSOLIDATED
                                                                                ELIMINATION                      GAAP
                                                                                  ENTRIES                   JAN. 00, 1900
                                                                                ------------            -----------------------
Revenues:
              Traditional Life Insurance Premiums                                                                            0

              Accident and Health Insurance Premiums                                                                         0

              Invest. and Univ. Life Ins. Prod. Policy Charges                                                               0

              Net Investment Income                                                                                          0




              Equity in income of subsidiaries                                            0                                  0
                                                                                          0
                                                                                          0
                                                                                          0

              Realized Gains (Losses) on Investments                                                                         0

              Other Income                                                                                                   0

                                                                                ------------            -----------------------
                                                      Total Revenues                      0                                  0
                                                                                ------------            -----------------------

Benefits and Expenses:
              Future Policy Benefits and Contract Claims                                                                     0

              Provision for Policyholders' Dividends                                                                         0

              Amortization of Deferred Policy Acquisition Costs                                                              0

              Interest Expense on Debt                                                                                       0

              Commissions                                                                                                    0

              Capitalization                                                                                                 0

              Other Operating Costs and Expenses                                                                             0

                                                                                ------------            -----------------------
                                         Total Benefits and Expenses                      0                                  0
                                                                                ------------            -----------------------

                                   Income from Continuing Operations
                                   Before Federal Income Tax Expense                      0                                  0
                                                                                ------------            -----------------------

Federal Income Tax Expense (Benefit):
              Current Expense (Benefit)                                                                                      0
              Deferred Expense (Benefit)                                                                                     0
                                                                                ------------            -----------------------
                           Total Federal Income Tax Expense (Benefit)                     0                                  0
                                                                                ------------            -----------------------

                                   Income from Continuing Operations                      0                                  0

Income (Loss) from Discontinued Operations                                                                                   0

                                                                                ------------            -----------------------
                                                          Net Income                      0                                  0
                                                                                ============            =======================

NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
CONSOLIDATED ROLLFORWARD OF GAAP SHAREHOLDER'S EQUITY
MARCH 31, 2001
==============================================================================================================

COMPONENTS OF ENDING NLIC CONSOLIDATED GAAP SHAREHOLDER'S EQUITY

                                                     DEC. 31, 2000                         MAR. 31, 2001
                                               ---------------------------            ------------------------

Capital Shares                                                  3,814,779                                   0

Aditional Paid in Capital                                     646,067,007                                   0

Retained Earnings                                           2,436,300,316                                   0

Unrealized Gains (Losses), net                                116,714,570                                   0

                                               ---------------------------            ------------------------
                                     Total                  3,202,896,672                                   0
                                               ===========================            ========================
                                                                        0                                   0


ROLLFORWARD OF NLIC CONSOLIDATED GAAP SHAREHOLDER'S EQUITY

December 31, 2000                                                                               3,202,896,672

Capital Contributions Received:

             January 00, 1900                                           0
             January 00, 1900                                           0

                                               ---------------------------
      Total Capital Contributions Received                                                                  0

Dividends to Shareholder:
             January 00, 1900                                           0
             January 00, 1900                                           0
             January 00, 1900                                           0

                                               ---------------------------
            Total Dividends to Shareholder                                                                  0

NLIC Consolidated Net Income                                                                                0

Change in Unrealized Gains (Losses), net

             January 00, 1900                                           0

                                               ---------------------------
Change in Unrealized Gains (Losses), net                                                                    0

                                                                                      ------------------------
March 31, 2001                                                                                  3,202,896,672
                                                                                      ========================
                                                                                                3,202,896,672


COMPONENTS OF ENDING NLIC CONSOLIDATED GAAP SHAREHOLDER'S EQUITY

                                                                  CHANGE
                                                         -------------------------

Capital Shares                                                         (3,814,779)

Aditional Paid in Capital                                            (646,067,007)

Retained Earnings                                                  (2,436,300,316)

Unrealized Gains (Losses), net                                       (116,714,570)

                                                         -------------------------
                                     Total                         (3,202,896,672)
                                                         =========================



ROLLFORWARD OF NLIC CONSOLIDATED GAAP SHAREHOLDER'S EQUITY

December 31, 2000

Capital Contributions Received:

             January 00, 1900
             January 00, 1900


      Total Capital Contributions Received

Dividends to Shareholder:
             January 00, 1900
             January 00, 1900
             January 00, 1900


            Total Dividends to Shareholder

NLIC Consolidated Net Income

Change in Unrealized Gains (Losses), net

             January 00, 1900


Change in Unrealized Gains (Losses), net


March 31, 2001


NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
SUBSIDIARY ELIMINATION ENTRIES
MARCH 31, 2001
==============================================================================================================================







Capital Shares of Subsidiary                                                                     5
Additional Paid in Capital, Subsidiary                                                           6
Retained Earnings (P/Y) + Dividends Paid (C/Y)
  [RE = (Prior Year less Contributions below)]                                                   7
Subsidiary Net Income and Change in Unrealized G/L's                                            I/S
Capital Contributions from NLIC                                                                 10
Additional Paid in Capital, Subsidiary Contributions Received                                    6
           Investment in Subsidiaries                                                            1

                                                         Adjustment Total










Intercompany Accounts Payable  (Other Liabilities)
Intercompany Accounts Receivable (Other Assets)

                                                         Adjustment Total







NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
SUBSIDIARY ELIMINATION ENTRIES
MARCH 31, 2001
===================================================================================================================================

                                                                                           DEBIT                         DEBIT
                                                                                          (CREDIT)                      (CREDIT)
                                                                                  -------------------------            -----------

                                                                                            NAS                           NFAC
                                                                                  -------------------------            -----------
Capital Shares of Subsidiary                                                                             0                      0
Additional Paid in Capital, Subsidiary                                                                   0                      0
Retained Earnings (P/Y) + Dividends Paid (C/Y)
  [RE = (Prior Year less Contributions below)]                                                           0                      0
Subsidiary Net Income and Change in Unrealized G/L's                                                     0                      0
Capital Contributions from NLIC                                                                          0                      0
Additional Paid in Capital, Subsidiary Contributions Received                                            0                      0
           Investment in Subsidiaries                                                                    0                      0
                                                                                  -------------------------            -----------
                                                         Adjustment Total                                0                      0
                                                                                  =========================            ===========


                                                                                           DEBIT                         DEBIT
                                                                                          (CREDIT)                      (CREDIT)
                                                                                  -------------------------            -----------

                                                                                            NAS                           NFAC
                                                                                  -------------------------            -----------

Intercompany Accounts Payable  (Other Liabilities)                                                       0                      0
Intercompany Accounts Receivable (Other Assets)                                                          0                      0
                                                                                  -------------------------            -----------
                                                         Adjustment Total

                                                                                  =========================            ===========






NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
SUBSIDIARY ELIMINATION ENTRIES
MARCH 31, 2001
===================================================================================================================================

                                                                                     DEBIT
                                                                                   (CREDIT)               DEBIT (CREDIT)
                                                                                  ------------            -------------

                                                                                     NISC
                                                                                  ------------            -------------
Capital Shares of Subsidiary                                                                0                        0
Additional Paid in Capital, Subsidiary                                                      0                        0
Retained Earnings (P/Y) + Dividends Paid (C/Y)
  [RE = (Prior Year less Contributions below)]                                              0                        0
Subsidiary Net Income and Change in Unrealized G/L's                                        0                        0
Capital Contributions from NLIC                                                             0                        0
Additional Paid in Capital, Subsidiary Contributions Received                               0                        0
           Investment in Subsidiaries                                                       0                        0
                                                                                  ------------            -------------
                                                         Adjustment Total                   0                        0
                                                                                  ============            =============


                                                                                     DEBIT
                                                                                   (CREDIT)               DEBIT (CREDIT)
                                                                                  ------------            -------------

                                                                                     NISC
                                                                                  ------------            -------------

Intercompany Accounts Payable  (Other Liabilities)                                          0                        0
Intercompany Accounts Receivable (Other Assets)                                             0                        0
                                                                                  ------------            -------------
                                                         Adjustment Total

                                                                                  ============            =============


                          NATIONWIDE LIFE INSURANCE COMPANY - CONSOLIDATED
                          CONSOLIDATED STATEMENT OF CASH FLOWS
                          MARCH 31, 2001

===================================================================================================================================

CASH FLOWS FROM OPERATING ACTIVITIES:

              Net Income

              ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
                PROVIDED BY (USED IN) OPERATING ACTIVITIES:

                          Interest Credited to Policyholder Account Balances
                          Capitalization of Deferred Policy Acquisition Costs
                          Amortization of Deferred Policy Acquisition Costs
                                    Fixed Maturity Securities, Held To Maturity                                                 0
                                    Fixed Maturity Securities, Available For Sale                                               0
                                    Fixed Maturity Securities, Trading                                                          0
                                    Mortgage Loans on Real Estate                                                               0
                                    Real Estate Owned                                                                           0
                                    Fixed Assets, net                                                                           0
                                                                                                                ------------------
                          Amortization and Depreciation
                                    Fixed Maturity Securities, Held To Maturity                                                 0
                                    Fixed Maturity Securities, Available For Sale                                               0
                                    Fixed Maturity Securities, Trading                                                          0
                                    Equity Securities                                                                           0
                                    Investment in Subsidiaries                                                                  0
                                    Mortgage Loans on Real Estate                                                               0
                                    Real Estate Owned                                                                           0
                                    Other Invested Assets                                                                       0
                                    Other Assets                                                  0                             0
                                                                                                                ------------------
                          Realized (Gain) Loss on Invested Assets, net
                          Proceeds from Maturity of Fixed Maturity Securities, Trading
                          Proceeds from Sale of Fixed Maturity Securities, Trading
                          Cost of Fixed Maturity Securities, Trading Acquired
                          Unrealized Holding (Gain) Loss on Fixed Maturity Securities, Trading, net
                          CHANGES IN OPERATING ASSETS AND LIABILITIES:
                               Decrease (Increase) in Accrued Investment Income
                                    Fixed Assets, net                                                                           0
                                    Changes for Investment in Subsidiaries                                                      0
                                    Other Assets Realized Gains/Losses                                                          0
                                    All Other Assets                                                                            0
                                                                                                                ------------------
                               Decrease (Increase) in Other Assets
                                    All Other Reserves                                                                          0
                                    Dividends Payable                                                                           0
                                    Experience Rate Credits                                                                     0
                                    Rate Stabilization Reserves                                                                 0
                                    Advance Premium Deposits                                                                    0
                                    Premiums Paid in Advance                                                                    0
                                    Reserve for Supp. Contracts without Life Contingencies                                      0
                                                                                                                ------------------
                               Increase (Decrease) in Policy Liabilities
                                    Other Liabilities                                                                           0
                                    URGL - Debt Securities, Tax                                                                 0
                                    URGL - Equity Securities, Tax                                                               0
                                    Rounding Adjustment                                                                         0
                                                                                                                ------------------
                               Increase (Decrease) in Other Liabilities
                                    Change in Equity Value - Other Invested Assets                                              0
                                    Change in Equity Value - Invest. in Subs to be Transferred                                  0
                                    Changes for Previously Unconsolidated Subsidiaries                                          0
                                    Rounding Adjustment                                                                      (330)
                                                                                                                ------------------
                          Other, net

                                    NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES


CASH FLOWS FROM INVESTING ACTIVITIES:

              Proceeds from Maturity of Fixed Maturity Securities, Available For Sale
                                    Fixed Maturity Securities, Available For Sale                                               0
                                    Equity Securities                                                                           0
                                                                                                                ------------------
              Proceeds from Sale of Securities, Available For Sale
              Proceeds from Maturity of Fixed Maturity Securities, Held To Maturity
              Proceeds from Sale of Fixed Maturity Securities, Held To Maturity
              Proceeds from Repayment of Mortgage Loans on Real Estate
              Proceeds from Sale of Real Estate
                                    Policy Loans                                                                                0
                                    Other Invested Assets                                                                       0


                                                                                                                ------------------
              Proceeds from Repayment of Policy Loans and Sale of Other Invested Assets


                                    Fixed Maturity Securities, Available For Sale                                               0
                                    Equity Securities                                                                           0
                                                                                                                ------------------
              Cost of Securities, Available For Sale Acquired
              Cost of Fixed Maturity Securities, Held to Maturity Acquired
              Cost of Mortgage Loans on Real Estate Acquired
              Cost of Real Estate Acquired
                                    Policy Loans                                                                                0
                                    Other Invested Assets                                                                       0

                                                                                                                ------------------
              Policy Loans Issued and Other Invested Assets Acquired
              Short-Term Investments, net

                                    NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES


CASH FLOWS FROM FINANCING ACTIVITIES:

              Proceeds from Capital Contributions
                                    Par Value                                                                                   0
                                    Additional Paid In Capital                                                                  0
                                                                                                                ------------------
              Proceeds from Issuance of Capital Shares
              Cost of Capital Shares Reacquired
              Cash Dividends Paid to Shareholder
                                    UNIVERSAL LIFE:

                                       Fixed Premium                                                                            0
                                       Fixed Benefits/Surrenders                                                                0
                                       S/A Transfers (Fixed)                                                                    0
                                       Fixed Policy Charges                                                                     0
                                       Fixed Reserves Released                                                                  0

                                    ANNUITIES:

                                       Fixed Premium and DAF                                                                    0
                                       Fixed Benefits/Surrenders                                                                0
                                       S/A Transfers (Fixed)                                                                    0
                                       Fixed Policy Charges                                                                     0


                                                                                                                ------------------
              Increase in Universal Life and Investment Product Account Balances
                                    UNIVERSAL LIFE:

                                       Fixed Premium                                                                            0
                                       Fixed Benefits/Surrenders                                                                0
                                       S/A Transfers (Fixed)                                                                    0
                                       Fixed Policy Charges                                                                     0
                                       Fixed Reserves Released                                                                  0

                                    ANNUITIES:

                                       Fixed Premium and DAF                                                                    0
                                       Fixed Benefits/Surrenders                                                                0
                                       S/A Transfers (Fixed)                                                                    0
                                       Fixed Policy Charges                                                                     0


                                                                                                                ------------------
              Decrease in Universal Life and Investment Product Account Balances

                                    NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES


NET INCREASE (DECREASE) IN CASH                                                                                                 0

CASH, BEGINNING OF YEAR

CASH, END OF YEAR
* - denotes rounding adjustment

                                                                                                                  AMOUNT

                                                                                                         -------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

              Net Income                                                                                                        0

              ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
                PROVIDED BY (USED IN) OPERATING ACTIVITIES:

                          Interest Credited to Policyholder Account Balances                                                    0
                          Capitalization of Deferred Policy Acquisition Costs                                                   0
                          Amortization of Deferred Policy Acquisition Costs                                                     0
                                    Fixed Maturity Securities, Held To Maturity
                                    Fixed Maturity Securities, Available For Sale
                                    Fixed Maturity Securities, Trading
                                    Mortgage Loans on Real Estate
                                    Real Estate Owned
                                    Fixed Assets, net

                          Amortization and Depreciation                                                                         0
                                    Fixed Maturity Securities, Held To Maturity
                                    Fixed Maturity Securities, Available For Sale
                                    Fixed Maturity Securities, Trading
                                    Equity Securities
                                    Investment in Subsidiaries
                                    Mortgage Loans on Real Estate
                                    Real Estate Owned
                                    Other Invested Assets
                                    Other Assets

                          Realized (Gain) Loss on Invested Assets, net                                                          0
                          Proceeds from Maturity of Fixed Maturity Securities, Trading                                          0
                          Proceeds from Sale of Fixed Maturity Securities, Trading                                              0
                          Cost of Fixed Maturity Securities, Trading Acquired                                                   0
                          Unrealized Holding (Gain) Loss on Fixed Maturity Securities, Trading, net                             0
                          CHANGES IN OPERATING ASSETS AND LIABILITIES:
                               Decrease (Increase) in Accrued Investment Income                                                 0
                                    Fixed Assets, net
                                    Changes for Investment in Subsidiaries
                                    Other Assets Realized Gains/Losses
                                    All Other Assets

                               Decrease (Increase) in Other Assets                                                              0
                                    All Other Reserves
                                    Dividends Payable
                                    Experience Rate Credits
                                    Rate Stabilization Reserves
                                    Advance Premium Deposits
                                    Premiums Paid in Advance
                                    Reserve for Supp. Contracts without Life Contingencies

                               Increase (Decrease) in Policy Liabilities                                                        0
                                    Other Liabilities
                                    URGL - Debt Securities, Tax
                                    URGL - Equity Securities, Tax
                                    Rounding Adjustment

                               Increase (Decrease) in Other Liabilities                                                         0
                                    Change in Equity Value - Other Invested Assets
                                    Change in Equity Value - Invest. in Subs to be Transferred
                                    Changes for Previously Unconsolidated Subsidiaries
                                    Rounding Adjustment

                          Other, net                                                                                         (330)
                                                                                                         -------------------------
                                    NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                                      (330)
                                                                                                         -------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:

              Proceeds from Maturity of Fixed Maturity Securities, Available For Sale                                           0
                                    Fixed Maturity Securities, Available For Sale
                                    Equity Securities

              Proceeds from Sale of Securities, Available For Sale                                                              0
              Proceeds from Maturity of Fixed Maturity Securities, Held To Maturity                                             0
              Proceeds from Sale of Fixed Maturity Securities, Held To Maturity                                                 0
              Proceeds from Repayment of Mortgage Loans on Real Estate                                                          0
              Proceeds from Sale of Real Estate                                                                                 0
                                    Policy Loans
                                    Other Invested Assets



              Proceeds from Repayment of Policy Loans and Sale of Other Invested Assets                                         0


                                    Fixed Maturity Securities, Available For Sale
                                    Equity Securities

              Cost of Securities, Available For Sale Acquired                                                                   0
              Cost of Fixed Maturity Securities, Held to Maturity Acquired                                                      0
              Cost of Mortgage Loans on Real Estate Acquired                                                                    0
              Cost of Real Estate Acquired                                                                                      0
                                    Policy Loans
                                    Other Invested Assets


              Policy Loans Issued and Other Invested Assets Acquired                                                            0
              Short-Term Investments, net                                                                                       0
                                                                                                         -------------------------
                                    NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                         0
                                                                                                         -------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

              Proceeds from Capital Contributions                                                                               0
                                    Par Value
                                    Additional Paid In Capital

              Proceeds from Issuance of Capital Shares                                                                          0
              Cost of Capital Shares Reacquired                                                                                 0
              Cash Dividends Paid to Shareholder                                                                                0
                                    UNIVERSAL LIFE:

                                       Fixed Premium
                                       Fixed Benefits/Surrenders
                                       S/A Transfers (Fixed)
                                       Fixed Policy Charges
                                       Fixed Reserves Released

                                    ANNUITIES:

                                       Fixed Premium and DAF
                                       Fixed Benefits/Surrenders
                                       S/A Transfers (Fixed)
                                       Fixed Policy Charges



              Increase in Universal Life and Investment Product Account Balances                                                0
                                    UNIVERSAL LIFE:

                                       Fixed Premium
                                       Fixed Benefits/Surrenders
                                       S/A Transfers (Fixed)
                                       Fixed Policy Charges
                                       Fixed Reserves Released

                                    ANNUITIES:

                                       Fixed Premium and DAF
                                       Fixed Benefits/Surrenders
                                       S/A Transfers (Fixed)
                                       Fixed Policy Charges



              Decrease in Universal Life and Investment Product Account Balances                                                0
                                                                                                         -------------------------
                                    NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                         0
                                                                                                         -------------------------

NET INCREASE (DECREASE) IN CASH                                                                                              (330)

CASH, BEGINNING OF YEAR                                                                                                18,427,358

                                                                                                         -------------------------
CASH, END OF YEAR                                                                                                      18,427,028
                                                                                                         =========================
                                                                                                                       18,427,028

* - denotes rounding adjustment

                                                                                                          REPORT

                                                                                                        -----------
CASH FLOWS FROM OPERATING ACTIVITIES:

              Net Income                                                                                       0.0

              ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
                PROVIDED BY (USED IN) OPERATING ACTIVITIES:

                          Interest Credited to Policyholder Account Balances                                   0.0
                          Capitalization of Deferred Policy Acquisition Costs                                  0.0
                          Amortization of Deferred Policy Acquisition Costs                                    0.0
                                    Fixed Maturity Securities, Held To Maturity
                                    Fixed Maturity Securities, Available For Sale
                                    Fixed Maturity Securities, Trading
                                    Mortgage Loans on Real Estate
                                    Real Estate Owned
                                    Fixed Assets, net

                          Amortization and Depreciation                                                        0.0
                                    Fixed Maturity Securities, Held To Maturity
                                    Fixed Maturity Securities, Available For Sale
                                    Fixed Maturity Securities, Trading
                                    Equity Securities
                                    Investment in Subsidiaries
                                    Mortgage Loans on Real Estate
                                    Real Estate Owned
                                    Other Invested Assets
                                    Other Assets

                          Realized (Gain) Loss on Invested Assets, net                                         0.0
                          Proceeds from Maturity of Fixed Maturity Securities, Trading                         0.0
                          Proceeds from Sale of Fixed Maturity Securities, Trading                             0.0
                          Cost of Fixed Maturity Securities, Trading Acquired                                  0.0
                          Unrealized Holding (Gain) Loss on Fixed Maturity Securities, Trading, net            0.0
                          CHANGES IN OPERATING ASSETS AND LIABILITIES:
                               Decrease (Increase) in Accrued Investment Income                                0.0
                                    Fixed Assets, net
                                    Changes for Investment in Subsidiaries
                                    Other Assets Realized Gains/Losses
                                    All Other Assets

                               Decrease (Increase) in Other Assets                                             0.0
                                    All Other Reserves
                                    Dividends Payable
                                    Experience Rate Credits
                                    Rate Stabilization Reserves
                                    Advance Premium Deposits
                                    Premiums Paid in Advance
                                    Reserve for Supp. Contracts without Life Contingencies

                               Increase (Decrease) in Policy Liabilities                                       0.0
                                    Other Liabilities
                                    URGL - Debt Securities, Tax
                                    URGL - Equity Securities, Tax
                                    Rounding Adjustment

                               Increase (Decrease) in Other Liabilities                                        0.0
                                    Change in Equity Value - Other Invested Assets
                                    Change in Equity Value - Invest. in Subs to be Transferred
                                    Changes for Previously Unconsolidated Subsidiaries
                                    Rounding Adjustment

                          Other, net                                                                          (0.0)
                                                                                                        -----------
                                    NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                       (0.0)
                                                                                                        -----------

CASH FLOWS FROM INVESTING ACTIVITIES:

              Proceeds from Maturity of Fixed Maturity Securities, Available For Sale                          0.0
                                    Fixed Maturity Securities, Available For Sale
                                    Equity Securities

              Proceeds from Sale of Securities, Available For Sale                                             0.0
              Proceeds from Maturity of Fixed Maturity Securities, Held To Maturity                            0.0
              Proceeds from Sale of Fixed Maturity Securities, Held To Maturity                                0.0
              Proceeds from Repayment of Mortgage Loans on Real Estate                                         0.0
              Proceeds from Sale of Real Estate                                                                0.0
                                    Policy Loans
                                    Other Invested Assets



              Proceeds from Repayment of Policy Loans and Sale of Other Invested Assets                        0.0
                                                                                                               0.0

                                    Fixed Maturity Securities, Available For Sale
                                    Equity Securities

              Cost of Securities, Available For Sale Acquired                                                  0.0
              Cost of Fixed Maturity Securities, Held to Maturity Acquired                                     0.0
              Cost of Mortgage Loans on Real Estate Acquired                                                   0.0
              Cost of Real Estate Acquired                                                                     0.0
                                    Policy Loans
                                    Other Invested Assets


              Policy Loans Issued and Other Invested Assets Acquired                                           0.0
              Short-Term Investments, net                                                                      0.0
                                                                                                        -----------
                                    NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                        0.0
                                                                                                        -----------

CASH FLOWS FROM FINANCING ACTIVITIES:

              Proceeds from Capital Contributions                                                              0.0
                                    Par Value
                                    Additional Paid In Capital

              Proceeds from Issuance of Capital Shares                                                         0.0
              Cost of Capital Shares Reacquired                                                                0.0
              Cash Dividends Paid to Shareholder                                                               0.0
                                    UNIVERSAL LIFE:

                                       Fixed Premium
                                       Fixed Benefits/Surrenders
                                       S/A Transfers (Fixed)
                                       Fixed Policy Charges
                                       Fixed Reserves Released

                                    ANNUITIES:

                                       Fixed Premium and DAF
                                       Fixed Benefits/Surrenders
                                       S/A Transfers (Fixed)
                                       Fixed Policy Charges



              Increase in Universal Life and Investment Product Account Balances                               0.0
                                    UNIVERSAL LIFE:

                                       Fixed Premium
                                       Fixed Benefits/Surrenders
                                       S/A Transfers (Fixed)
                                       Fixed Policy Charges
                                       Fixed Reserves Released

                                    ANNUITIES:

                                       Fixed Premium and DAF
                                       Fixed Benefits/Surrenders
                                       S/A Transfers (Fixed)
                                       Fixed Policy Charges



              Decrease in Universal Life and Investment Product Account Balances                               0.0
                                                                                                        -----------
                                    NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                        0.0
                                                                                                        -----------

NET INCREASE (DECREASE) IN CASH                                                                               (0.0)

CASH, BEGINNING OF YEAR                                                                                       18.4

                                                                                                        -----------
CASH, END OF YEAR                                                                                             18.4
                                                                                                        ===========
* - denotes rounding adjustment

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment-21 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City of Columbus, and State of Ohio, on the 7th day of June, 2001.


                                                                 NATIONWIDE VLI SEPARATE ACCOUNT-2
                                                     -----------------------------------------------------------------
                                                                           (Registrant)
(Seal)                                                             NATIONWIDE LIFE INSURANCE COMPANY
                                                     -----------------------------------------------------------------
Attest:                                                                      (Depositor)

By:          /s/ GLENN W. SODEN                      By:                     /s/ STEVEN SAVINI, ESQ.
----------------------------------------------       -----------------------------------------------------------------
                  Glenn W. Soden                                              Steven Savini, Esq.
                Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 7th day of June, 2001.



               SIGNATURE                                   TITLE
LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------            Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------                And Director
W.G. Jurgensen

DAVID O. MILLER                                  Chairman of the Board and
----------------------------------------                  Director
David O. Miller

RALPH M. PAIGE                                            Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                          Director                                By /s/ STEVEN SAVINI
----------------------------------------                                             ---------------------------------------
Arden L. Shisler                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
ROBERT L. STEWART                                         Director
----------------------------------------
Robert L. Stewart